LAZARDFunds
                                            SEMI-ANNUAL REPORT
                                                 JUNE 30, 1998






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THE LAZARD FUNDS, INC.

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BOARD OF DIRECTORS
------------------
JOHN J. BURKE                RETIRED VICE CHAIRMAN, MONTANA POWER COMPANY

KENNETH S. DAVIDSON          PRIVATE INVESTOR

NORMAN EIG                   VICE CHAIRMAN, LAZARD FRERES & CO. LLC

CARL FRISCHLING              PARTNER, KRAMER, LEVIN, NAFTALIS, NESSEN,
                             KAMIN & FRANKEL

HERBERT W. GULLQUIST         VICE CHAIRMAN, LAZARD FRERES & CO. LLC

WILLIAM KATZ                 PRESIDENT, BBDO NEW YORK

LESTER Z. LIEBERMAN          PRIVATE INVESTOR

RICHARD REISS                CHAIRMAN, GEORGICA ADVISORS

JOHN RUTLEDGE                PRESIDENT, RUTLEDGE AND COMPANY


OFFICERS
--------------------------
NORMAN EIG                   CHAIRMAN OF THE BOARD

HERBERT W. GULLQUIST         PRESIDENT

WILLIAM G. BUTTERLY, III     VICE PRESIDENT AND SECRETARY

JAMES GIALLANZA              TREASURER



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THE LAZARD FUNDS, INC.

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TABLE OF CONTENTS

Overview .............................................   2
Growth Charts  .......................................   5
Performance Table ....................................  11
Portfolio of Investments
   Lazard Equity Portfolio ...........................  14
   Lazard Mid Cap Portfolio   ........................  17
   Lazard Small Cap Portfolio ........................  19
   Lazard Bantam Value Portfolio .....................  23
   Lazard Global Equity Portfolio   ..................  25
   Lazard International Equity Portfolio  ............  28
   Lazard International Small Cap Portfolio  .........  31
   Lazard Emerging Markets Portfolio   ...............  34
   Lazard Bond Portfolio   ...........................  37
   Lazard High Yield Portfolio   .....................  43
   Lazard International Fixed-Income Portfolio  ......  47
   Lazard Strategic Yield Portfolio ..................  56
   Notes to Portfolios of Investments  ...............  70
Statements of
   Assets and Liabilities  ...........................  72
   Operations  .......................................  74
   Changes in Net Assets   ...........................  76
Financial Highlights .................................  82
Notes to Financial Highlights ........................  94
Notes to Financial Statements ........................  95


                                                                               1

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THE LAZARD FUNDS, INC.
OVERVIEW

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In the wake of the disastrous events of the fourth quarter 1997, investors greeted the New Year with a combination of apprehension and hope. Would the turmoil in Asian markets spread to markets in the U.S. and Europe? Or would it present only a temporary setback? Mid-year, there appears to be no solid answer. Certainly, world markets have been affected by the Asian crisis, but the effects have been far from ruinous, and the unprecedented level of M&A activity would suggest that markets in the U.S. and Europe remain both healthy and optimistic. Nevertheless, while fundamentals in the U.S. remain strong and Europe progresses optimistically toward the inception of EMU, analysts keep a keen eye on Asia and, in particular, on the region's largest economy, Japan.

JAPAN

An American professor based in Japan recently described the society as resembling a giant air bag which has shielded citizens so effectively from the recession that they have little reason to demand the reforms necessary to pull the country out of its economic torpor. That may explain, in part, why none of former Prime Minister Ryutaro Hashimoto's recent strategies took hold. In December, for example, there was little response to the announcement of 2 trillion Yen in tax cuts and 10 trillion Yen in support for deposit insurance and threatened banks. January's rash of ill-conceived accounting strategies that were intended to rescue the weaker banks had little effect, and the announcement in February of a stimulus package was greeted with catcalls.

Similarly, the Fiscal Reform Bill of March accomplished little. Even April's enormous stimulus package failed to impress critics, as it was partially offset by its short-term nature and prior tightening policies. All these good intentions required nothing less dramatic than the rescue of the Yen by the U.S. Treasury in June; Mr. Hashimoto resigned in July. To the extent that fundamentally strong companies are still reliant on good governmental policy, the real issue may not be whether Mr. Hashimoto's successor, Mr. Obuchi, will be able to implement the necessary reforms to bring Japan back from recession, but whether the Japanese public will demand them. Japanese corporations are still largely characterized by lifetime employment, close links to the ruling party, minimal transparency, and murky accounting. Return on equity targets are only now starting to be set explicitly. In this environment, bottom-up stock picking in Japan will be essential, and the most direct method of research, one-on-one meetings with management, remains our prime indicator of an individual company's commitment both to corporate reform and shareholder value.

EUROPE

The effects of the Asian crisis were reflected in the somewhat diminished pace of returns in Europe, and the market did experience some volatility. However, the European markets remained confident, particularly in light of the approach of EMU. This confidence was reflected in the pace of M&A activity, which accelerated in the second quarter as many European compa-

2

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THE LAZARD FUNDS, INC.
OVERVIEW (CONTINUED)

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nies sought to use their strong balance sheets to participate in much needed industry consolidation. Most prominent in this endeavor was the financial services sector, wherein banks, in an effort to eliminate overlapping costs and earn a better return on capital, began to merge with other banks and with insurance companies, both within the same country and cross-border. The second quarter witnessed a continuation of this activity and its expansion to other sectors and continents. The confidence of the European equity culture is perhaps best reflected by Daimler-Benz's acquisition of American automaker Chrysler, which marked the largest industrial takeover, as well as the largest takeover of a U.S. company, ever. As BMW and Volkswagen battled over Rolls-Royce, the new equity culture in Europe continued to attract increasing numbers of investors.

The upbeat outlook for equities in Europe is underpinned by the improvements in corporate profitability and returns on capital, a strong liquidity backdrop, and considerable scope for industry consolidation and reorganization. For a society that has been steeped during the greater part of the twentieth century in socialist political and economic structures, these reforms represent nothing less than a massive paradigm shift. In the midst of this transformation, attention to details normally overlooked in top-down investing will be imperative: corporate accounting, cash flow, and emerging competition.

U.S.

In the U.S., the Asian crisis was reflected in a continuing flight to large capitalization stocks, which resulted in a volatile mid and small cap market. Despite the Asian crisis, S&P 500 stocks continue to be the best performing asset class in the world, a distinction earned with the help of low inflation, low interest rates, strong economic growth, and the effects of a decade's worth of corporate restructuring. Management at the largest U.S. corporations apparently understood the unusual position their current, high valuations provide, and are using company stock to engage in what has become a frenzy of M&A activity. According to the Justice Department, U.S. mergers this year are likely to amount to $1.75 trillion, equal to over one-fifth of the entire U.S. GDP, and representing the combined worth of all merger activity from 1990 through the start of 1996. The growth of mergers and acquisitions is further spurred as margin pressures in U.S. companies mount, restructuring reaches its final stages, and pricing flexibility is severely restrained by low inflation, a strong dollar, and overcapacity in many industries. In many of these cases, a merger provides the ideal solution to developing cross-selling opportunities, driving down suppliers' costs, and pooling research and development.

CONCLUSION

In the current environment, the U.S. economy has served as a beacon for markets across the world, showing how corporate restructuring, transparent business practices, and a relative freedom from government constraints can provide strong returns for investors. While markets in Europe have begun to reap the benefits of following this example, Japan and other Asian markets

                                                                               3

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THE LAZARD FUNDS, INC.
OVERVIEW (CONTINUED)

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have seemed almost too stunned by the bright light to cut through the corruption, turbid accounting, and suffocating governmental constraints that are hampering their progress.

Despite the rather black and white scenario, one need not dismiss Japanese businesses entirely, nor embrace companies in Europe and in the U.S. too blindly. In the end, it is the performance of INDIVIDUAL companies that create performance in any portfolio. In Japan, where valuations are at an all-time low, we look for younger companies that have less entrenched hierarchies and are more accountable to shareholders. And, as EMU's inception next January will make individual European stock analysis and industrial knowledge even more crucial, we search, company by company, for the managements most committed to shareholder returns and structural reforms. Finally, in the U.S. market, where valuations are just beginning to be reassessed, it is important not only to review the individual company's potential for higher unit sales, but to monitor those companies in which margins may have peaked. With a new Prime Minister in Japan, and the inauguration of the euro less than half a year away, groundbreaking changes are inevitable. With change will come volatility; the importance of anchoring investments in fundamentally strong companies will remain critical.

4


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THE LAZARD FUNDS, INC.
GROWTH CHARTS

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LAZARD EQUITY PORTFOLIO

The Lazard Equity Portfolio seeks capital appreciation through investing primarily in equity securities of companies with relatively large capitalizations that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity.

      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
       LAZARD EQUITY PORTFOLIO AND THE STANDARD & POOR'S 500 STOCK INDEX

    [THE PLOT POINTS BELOW REPRESENT A MOUNTAIN CHART IN THE PRINTED REPORT]

Equity      LEP          S&P 500
Jun-88      10000         10000
Jul-88      9869.14      9962.1
Aug-88      9665.65      9623.89
Sep-88      10113.33     10033.96
Oct-88      10560.65     10313.31
Nov-88      10356.38     10166.34
Dec-88      10608.61     10343.74
Jan-89      11276.79     11101.22
Feb-89      11235.67     10824.57
Mar-89      11379.59     11077.11
Apr-89      11904.14     11652.24
May-89      12450.86     12123.68
Jun-89      12265.18     12054.94
Jul-89      13143.41     13143.38
Aug-89      13412.49     13400.34
Sep-89      13350.39     13345.93
Oct-89      12915.47     13036.04
Nov-89      13019.29     13301.84
Dec-89      13117.18     13621.22
Jan-90      12319.94     12706.69
Feb-90      12564.43     12870.35
Mar-90      12872.69     13211.42
Apr-90      12415.5      12881.79
May-90      13311.46     14137.9
Jun-90      13258.13     14042.47
Jul-90      13247.36     13997.39
Aug-90      12048.89     12732.17
Sep-90      11406.86     12112.49
Oct-90      11427.35     12060.89
Nov-90      12179.15     12840.51
Dec-90      12496.99     13198.25
Jan-91      12995.57     13773.03
Feb-91      13960.21     14758.08
Mar-91      14111.95     15115.52
Apr-91      14089.78     15151.34
May-91      14535.52     15804.97
Jun-91      13872.35     15080.94
Jul-91      14524.85     15783.87
Aug-91      15135.04     16157.79
Sep-91      14928.01     15887.47
Oct-91      15102.51     16100.99
Nov-91      14306.49     15452.29
Dec-91      15937.81     17219.56
Jan-92      16105.71     16898.76
Feb-92      16531.93     17117.6
Mar-92      16028.22     16784.66
Apr-92      15955.16     17277.46
May-92      15929.26     17362.12
Jun-92      15294.68     17103.77
Jul-92      15730.79     17802.46
Aug-92      15289.5      17438.05
Sep-92      15523.12     17642.94
Oct-92      15784.23     17703.81
Nov-92      16539.58     18306.63
Dec-92      16775.73     18531.25
Jan-93      17091.76     18686.17
Feb-93      17289.27     18940.86
Mar-93      18039.84     19340.51
Apr-93      17673.14     18873.05
May-93      18135.1      19377.91
Jun-93      18240.69     19434.69
Jul-93      18276.75     19356.56
Aug-93      18955.68     20090.95
Sep-93      18928.52     19936.85
Oct-93      19696.55     20349.34
Nov-93      19546.61     20155.41
Dec-93      19898.97     20399.09
Jan-94      20901.8      21092.66
Feb-94      20629.6      20520.21
Mar-94      19727.05     19625.52
Apr-94      20056.55     19877.12
May-94      20294.4      20203.31
Jun-94      19821.1      19708.12
Jul-94      20518.79     20355.34
Aug-94      21439.69     21189.91
Sep-94      21094.35     20671.81
Oct-94      21391.21     21136.31
Nov-94      20626.73     20366.53
Dec-94      20740.53     20668.56
Jan-95      21087.47     21204.5
Feb-95      22007.59     22030.84
Mar-95      22626.04     22680.97
Apr-95      23256.66     23348.92
May-95      24225.06     24282.18
Jun-95      24981.62     24846.25
Jul-95      25930.04     25670.15
Aug-95      26324.76     25734.59
Sep-95      27235.65     26820.59
Oct-95      27053.32     26724.84
Nov-95      28303.1      27898.06
Dec-95      28557.29     28435.37
Jan-96      29541.45     29403.31
Feb-96      30378        29675.88
Mar-96      30624.04     29961.66
Apr-96      31280.97     30403.3
May-96      31653.77     31187.4
Jun-96      31331.81     31306.22
Jul-96      29627.34     29923.11
Aug-96      30630.21     30554.19
Sep-96      31735.08     32273.78
Oct-96      32496.13     33163.89
Nov-96      34688.81     35670.75
Dec-96      34243.46     34964.11
Jan-97      35880.88     37148.67
Feb-97      36308.03     37439.92
Mar-97      34955.38     35901.51
Apr-97      36005.46     38044.83
May-97      38534.49     40361
Jun-97      39799.69     42169.17
Jul-97      42781.96     45524.57
Aug-97      41286.72     42974.29
Sep-97      43081        45327.99
Oct-97      40616.12     43814.03
Nov-97      41986.75     45842.18
Dec-97      42847.35     46629.29
Jan-98      42783.06     47145.01
Feb-98      45849.71     50535.21
Mar-98      48551.8      53123.12
Apr-98      48916.37     53657.54
May-98      47629.86     52734.63
Jun-98      48491.96     54876.71


LAZARD MID CAP PORTFOLIO

The Lazard Mid Cap Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations in the range of companies represented in the Russell Midcap Index that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity.

      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
             LAZARD MID CAP PORTFOLIO AND THE RUSSELL MIDCAP INDEX

    [THE PLOT POINTS BELOW REPRESENT A MOUNTAIN CHART IN THE PRINTED REPORT]

          Lazard      Russell
          Midcap      Midcap
11-4-97  10000       10000
Nov-97   9990.00     10033.30
Dec-97   10274.67    10309.21
Jan-98   10284.68    10115.40
Feb-98   11145.91    10906.42
Mar-98   11656.64    11423.39
Apr-98   11696.70    11451.95
May-98   11115.87    11097.51
Jun-98   10915.78    11251.21



    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

                                                                               5


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THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

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LAZARD SMALL CAP PORTFOLIO

The Lazard Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations in the range of companies represented in the Russell 2000 Index that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity.

      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
             LAZARD SMALL CAP PORTFOLIO AND THE RUSSELL 2000 INDEX

    [THE PLOT-POINTS BELOW REPRESENT A MOUNTAIN CHART IN THE PRINTED REPORT]

            LSCP        Russell 2000
10-30-91    10000       10000
Nov-91      9720.00     9537.20
Dec-91      10453.51    10300.37
Jan-92      11316.28    11135.73
Feb-92      11827.92    11460.78
Mar-92      11827.92    11072.95
Apr-92      11547.02    10684.29
May-92      11557.05    10826.39
Jun-92      10955.12    10317.65
Jul-92      11256.09    10676.30
Aug-92      10935.06    10374.37
Sep-92      11015.32    10613.29
Oct-92      11547.02    10948.25
Nov-92      12560.27    11786.66
Dec-92      13041.26    12196.96
Jan-93      13443.15    12609.46
Feb-93      13563.71    12318.69
Mar-93      14216.78    12718.30
Apr-93      13885.23    12368.68
May-93      14528.25    12915.74
Jun-93      14920.09    12995.95
Jul-93      15045.60    13175.42
Aug-93      15925.82    13744.34
Sep-93      16232.87    14132.20
Oct-93      16386.40    14496.11
Nov-93      16171.46    14023.83
Dec-93      16965.56    14503.02
Jan-94      17588.15    14957.40
Feb-94      17599.26    14903.10
Mar-94      16765.44    14118.16
Apr-94      16743.20    14201.88
May-94      16787.67    14042.11
Jun-94      16598.67    13568.33
Jul-94      16947.64    13791.39
Aug-94      17926.49    14559.57
Sep-94      17926.49    14510.21
Oct-94      17641.94    14451.59
Nov-94      16754.15    13867.60
Dec-94      17310.35    14238.84
Jan-95      17237.97    14059.00
Feb-95      17973.81    14644.28
Mar-95      18408.08    14895.28
Apr-95      18794.09    15226.25
May-95      19348.99    15487.99
Jun-95      20217.52    16291.51
Jul-95      21146.93    17229.90
Aug-95      21255.63    17586.39
Sep-95      21267.70    17900.48
Oct-95      20047.92    17099.97
Nov-95      20893.31    17818.34
Dec-95      21036.36    18288.39
Jan-96      21221.01    18268.64
Feb-96      22012.35    18838.07
Mar-96      22408.01    19221.43
Apr-96      23283.42    20249.20
May-96      24063.06    21047.22
Jun-96      23375.92    20183.02
Jul-96      21697.72    18420.23
Aug-96      23098.42    19489.71
Sep-96      23930.92    20251.37
Oct-96      24142.34    19939.30
Nov-96      25582.69    20760.80
Dec-96      26070.43    21304.94
Jan-97      26819.74    21730.61
Feb-97      26720.78    21203.64
Mar-97      25745.26    20203.04
Apr-97      26494.57    20259.41
May-97      29083.24    22513.27
Jun-97      30426.21    23478.19
Jul-97      31942.47    24570.63
Aug-97      32621.18    25132.80
Sep-97      34108.55    26972.27
Oct-97      32765.58    25787.38
Nov-97      32621.09    25620.54
Dec-97      33384.95    26068.89
Jan-98      33068.14    25657.53
Feb-98      35436.11    27554.65
Mar-98      36703.47    28691.00
Apr-98      36803.53    28849.66
May-98      34869.13    27295.82
Jun-98      33784.70    27353.14

LAZARD BANTAM VALUE PORTFOLIO

The Lazard Bantam Value Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $500 million that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity and which are likely to increase market capitalization as a result of growth or are likely to be the subject of acquisitions or other events.

      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
            LAZARD BANTAM VALUE PORTFOLIO AND THE RUSSELL 2000 INDEX

    [THE PLOT POINTS BELOW REPRESENT A LINE CHART IN THE PRINTED REPORT]

         LBVP             Russell 2000
3-5-96   10000             10000.00
Mar-96   10,630.00         10225.90
Apr-96   11,450.00         10772.68
May-96   11,880.00         11197.23
Jun-96   11,770.00         10737.47
Jul-96   11,160.00         9799.66
Aug-96   11,930.00         10368.63
Sep-96   12,210.00         10773.84
Oct-96   12,730.00         10607.81
Nov-96   13,310.00         11044.85
Dec-96   13,329.42         11334.34
Jan-97   14,082.31         11560.80
Feb-97   14,050.50         11280.45
Mar-97   13,520.29         10748.12
Apr-97   13,265.79         10778.11
May-97   14,979.59         11977.18
Jun-97   16,012.29         12490.52
Jul-97   17,131.96         13071.70
Aug-97   17,849.41         13370.78
Sep-97   19,284.32         14349.39
Oct-97   18,490.00         13719.02
Nov-97   18,121.17         13630.26
Dec-97   17,853.10         13868.79
Jan-98   17,204.80         13649.94
Feb-98   18,813.08         14659.22
Mar-98   19,897.73         15263.76
Apr-98   20,022.40         15348.17
May-98   18,700.87         14521.52
Jun-98   17,853.72         14552.01

    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

6

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THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

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LAZARD GLOBAL EQUITY PORTFOLIO

The Lazard Global Equity Portfolio seeks capital appreciation through investing primarily in the equity securities of non-United States companies that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity. In addition to security-specific factors, investment determinations include, among other items, analysis of U.S. and non-U.S. markets.

   COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD
     GLOBAL EQUITY PORTFOLIO AND MORGAN STANLEY CAPITAL INTERNATIONAL WORLD
                                     INDEX

    [THE PLOT-POINTS BELOW REPRESENT A MOUNTAIN CHART IN THE PRINTED REPORT]

         LGEP      MSCI World
1-4-96   10000      10000
Jan-96   10010.00   10117.88
Feb-96   10170.00   10177.37
Mar-96   10310.00   10344.59
Apr-96   10430.00   10585.72
May-96   10460.00   10592.71
Jun-96   10530.00   10644.19
Jul-96   10160.00   10265.89
Aug-96   10290.00   10381.79
Sep-96   10620.00   10786.17
Oct-96   10720.00   10859.30
Nov-96   11570.00   11465.68
Dec-96   11578.38   11279.93
Jan-97   11550.00   11413.71
Feb-97   11749.84   11542.80
Mar-97   11679.24   11312.29
Apr-97   11911.21   11679.94
May-97   12451.39   12398.73
Jun-97   13215.21   13014.94
Jul-97   13717.46   13612.20
Aug-97   12974.56   12699.50
Sep-97   13780.24   13387.31
Oct-97   12900.00   12680.55
Nov-97   13131.50   12902.79
Dec-97   13345.50   13057.88
Jan-98   13592.23   13419.61
Feb-98   14500.62   14325.19
Mar-98   15442.66   14927.90
Apr-98   15610.88   15071.53
May-98   15644.52   14880.40
Jun-98   15779.06   15231.57

 LAZARD INTERNATIONAL EQUITY PORTFOLIO

The Lazard International Equity Portfolio seeks capital appreciation through investing primarily in the equity securities of non-United States companies that the Investment Manager considers inexpensively priced relative to the return on total capital or equity.

      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD INTERNATIONAL EQUITY PORTFOLIO AND THE MORGAN STANLEY CAPITAL

               INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX

    [THE PLOT POINTS BELOW REPRESENT A LINE CHART IN THE PRINTED REPORT]

         LIEP         EAFE
10-29-91 10000.00    10000.00
Nov-91   9990.00     9533.13
Dec-91   10319.15    10025.60
Jan-92   10459.41    9811.65
Feb-92   10569.61    9460.46
Mar-92   10319.15    8835.87
Apr-92   10539.56    8877.43
May-92   11030.47    9471.63
Jun-92   10820.08    9022.68
Jul-92   10198.93    8791.76
Aug-92   10078.70    9343.19
Sep-92   9627.87     9158.69
Oct-92   9457.55     8678.28
Nov-92   9417.48     8759.94
Dec-92   9635.88     8805.25
Jan-93   9554.57     8804.12
Feb-93   9768.02     9070.12
Mar-93   10042.46    9860.73
Apr-93   10266.08    10796.54
May-93   10550.68    11024.56
Jun-93   10428.71    10852.56
Jul-93   10744.82    11232.45
Aug-93   11539.22    11838.81
Sep-93   11203.13    11572.33
Oct-93   11793.84    11928.97
Nov-93   11569.78    10886.26
Dec-93   12627.59    11672.32
Jan-94   13826.80    12659.16
Feb-94   13396.32    12624.09
Mar-94   12842.84    12080.36
Apr-94   13324.57    12592.92
May-94   13242.57    12520.62
Jun-94   12955.58    12697.56
Jul-94   13598.43    12819.68
Aug-94   14217.01    13123.18
Sep-94   13526.27    12709.80
Oct-94   13763.39    13133.04
Nov-94   12938.62    12501.86
Dec-94   12657.40    12580.13
Jan-95   12048.76    12096.80
Feb-95   12127.66    12062.08
Mar-95   12285.46    12814.39
Apr-95   12815.20    13296.34
May-95   12927.91    13137.85
Jun-95   13142.06    12907.41
Jul-95   13976.12    13711.03
Aug-95   13728.15    13187.95
Sep-95   14032.47    13445.51
Oct-95   13807.05    13084.09
Nov-95   13942.30    13448.09
Dec-95   14320.59    13989.92
Jan-96   14400.79    14047.42
Feb-96   14607.00    14094.90
Mar-96   14962.15    14394.27
Apr-96   15333.92    14812.71
May-96   15230.31    14540.16
Jun-96   15518.11    14622.02
Jul-96   15091.36    14194.62
Aug-96   15114.38    14225.71
Sep-96   15471.23    14603.68
Oct-96   15540.30    14454.29
Nov-96   16357.61    15029.42
Dec-96   16559.83    14836.14
Jan-97   16134.24    14316.88
Feb-97   16535.47    14551.10
Mar-97   16936.70    14603.78
Apr-97   16814.76    14681.32
May-97   17520.06    15636.64
Jun-97   18609.71    16499.00
Jul-97   19038.22    16765.95
Aug-97   17838.38    15513.87
Sep-97   19344.30    16382.96
Oct-97   18144.47    15123.68
Nov-97   18266.93    14969.51
Dec-97   18520.41    15100.08
Jan-98   18957.91    15790.15
Feb-98   20045.00    16803.32
Mar-98   21291.19    17320.73
Apr-98   21635.88    17457.83
May-98   22220.05    17373.09
Jun-98   21982.29    17505.12

    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

================================================================================
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

--------------------------------------------------------------------------------

LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

The Lazard International Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of non-United States companies with market capitalizations under $1 billion that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity. The Lazard International Small Cap Portfolio operates similarly to the Lazard Small Cap Portfolio, except that this Portfolio, by investing primarily in the equity securities of non-United States issuers, considers additional investment determinations including, among other items, the effect of currency fluctuations and the political and economic factors of other jurisdictions.

       COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
      LAZARD INTERNATIONAL SMALL CAP PORTFOLIO, THE MORGAN STANLEY CAPITAL
        INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST SMALL CAP INDEX AND
                          THE SALOMON EMI INDEX EX-US

    [THE PLOT POINTS BELOW REPRESENT A LINE CHART IN THE PRINTED REPORT]


[GRAPHIC OMITTED]



             LISCP          EMI Index       MSCI EAFE
12-1-93     10000.00        10000.00        10000.00
Dec-93      10872.50        10644.00        10854.30
Jan-94      12082.80        11707.30        12056.90
Feb-94      11882.70        11789.30        12286.40
Mar-94      11162.60        11595.90        12009.50
Apr-94      11042.60        11943.80        12515.70
May-94      10992.50        11773.00        12357.50
Jun-94      10712.50        12020.30        12610.70
Jul-94      10912.50        12157.30        12634.40
Aug-94      11352.60        12286.20        12761.00
Sep-94      11002.50        11934.80        12302.10
Oct-94      11092.60        12150.80        12476.10
Nov-94      10612.50        11392.60        11605.90
Dec-94      10382.40        11545.20        11756.30
Jan-95      10072.30        11170.00        11305.30
Feb-95      10012.30        11006.90        11155.00
Mar-95      9782.30         11474.70        11384.40
Apr-95      10002.30        11819.00        11637.60
May-95      10272.40        11612.10        11368.60
Jun-95      10362.40        11469.30        11115.40
Jul-95      10752.50        12138.00        11827.50
Aug-95      10652.50        11830.90        11495.10
Sep-95      10962.50        11923.20        11463.50
Oct-95      10532.40        11579.80        11004.70
Nov-95      10502.40        11702.50        11139.10
Dec-95      10567.70        12150.70        11519.00
Jan-96      10738.70        12367.00        11867.00
Feb-96      10829.10        12559.90        11977.80
Mar-96      10969.90        12848.80        12215.10
Apr-96      11412.30        13524.70        12856.00
May-96      11492.80        13415.10        12594.80
Jun-96      11533.00        13416.50        12579.10
Jul-96      11130.80        12909.30        11882.80
Aug-96      11482.70        13039.70        11922.40
Sep-96      11553.10        13112.70        11977.80
Oct-96      11643.60        13061.60        11764.20
Nov-96      12186.60        13275.80        11914.40
Dec-96      12221.40        13031.50        11503.10
Jan-97      12385.40        12750.00        11271.00
Feb-97      12621.00        12964.20        11481.20
Mar-97      12426.30        12791.80        11191.50
Apr-97      11985.80        12601.20        10818.40
May-97      12556.10        13409.00        11638.00
Jun-97      13124.00        13712.00        11847.60
Jul-97      13010.40        13504.90        11430.70
Aug-97      12618.00        12928.30        10701.20
Sep-97      13351.20        13158.40        10475.40
Oct-97      12711.00        12638.70        9895.20
Nov-97      12308.20        12075.00        9205.20
Dec-97      12254.20        11808.10        8668.50
Jan-98      12526.70        12300.50        9210.40
Feb-98      13679.80        13218.10        10035.70
Mar-98      14780.50        13839.40        10257.60
Apr-98      15440.90        13944.60        10237.90
May-98      15786.80        14203.90        10271.20
Jun-98      15314.80        13789.20        9862.50



LAZARD EMERGING MARKETS PORTFOLIO

The Lazard Emerging Markets Portfolio seeks long-term capital appreciation through investing primarily in equity securities of non-United States issuers who are located, or doing significant business, in emerging market countries. Emerging market countries include countries where political and economic trends have recently produced, or are producing, a more stable economy, or countries that have recently developed, or are developing, financial markets and investment liquidity. The Lazard Emerging Markets Portfolio seeks securities of issuers whose potential is significantly enhanced by their relationship to the emerging market country and that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity.

      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
         LAZARD EMERGING MARKETS PORTFOLIO, THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX AND THE INTERNATIONAL
                   FINANCE CORP. INVESTABLE TOTAL RETURN INDEX

    [THE PLOT POINTS BELOW REPRESENT A MOUNTAIN CHART IN THE PRINTED REPORT]

          LEMP     IFC      MSCI
7-15-94  10000    10000    10000
Jul-94   10210.00 10325.00 10280
Aug-94   11300.00 11652.00 11555.75
Sep-94   11660.00 11941.00 11687.48
Oct-94   11580.00 11548.00 11477.11
Nov-94   11320.00 11113.69 10880.3
Dec-94   9860.00  9929.64  10006.61
Jan-95   8640.00  8602.34  8941.91
Feb-95   8420.00  8491.12  8712.99
Mar-95   8400.00  8469.04  8768.76
Apr-95   8650.00  8824.48  9162.48
May-95   9160.00  9154.78  9649.92
Jun-95   9140.00  9209.71  9678.87
Jul-95   9490.00  9503.50  9896.16
Aug-95   9370.00  9248.81  9663.01
Sep-95   9460.00  9178.70  9617.11
Oct-95   9040.00  8832.39  9248.96
Nov-95   8920.00  8788.23  9084.05
Dec-95   9280.04  9093.97  9486.93
Jan-96   10163.86 9856.50  10161.26
Feb-96   10244.20 9637.69  9999.7
Mar-96   10244.20 9778.40  10077.6
Apr-96   10897.53 10172.76 10480.5
May-96   11269.15 10083.34 10433.65
Jun-96   11168.71 10203.33 10498.76
Jul-96   10676.56 9532.97  9781.27
Aug-96   10867.39 9828.59  10031.67
Sep-96   11168.71 9975.04  10118.55
Oct-96   11048.18 9760.87  9848.69
Nov-96   11369.58 9905.33  10013.75
Dec-96   11472.68 9949.21  10059.01
Jan-97   12240.26 10651.63 10745.14
Feb-97   12762.21 11173.35 11205.35
Mar-97   12639.40 10893.44 10910.99
Apr-97   12772.44 10708.49 10930.3
May-97   13189.13 11072.59 11243.12
Jun-97   14164.56 11550.70 11844.86
Jul-97   14143.81 11662.22 12021.7
Aug-97   12597.64 10173.25 10491.94
Sep-97   13178.75 10504.50 10782.65
Oct-97   10770.00 8780.89  9013.36
Nov-97   10252.45 8372.07  8684.48
Dec-97   10343.93 8482.76  8893.76
Jan-98   9781.73  7926.54  8196.22
Feb-98   10624.99 8735.89  9051.71
Mar-98   11243.37 9078.18  9444.52
Apr-98   11175.91 9101.65  9341.64
May-98   9837.95  7963.81  8061.45
Jun-98   9276.20  7149.74  7215.84

    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

================================================================================
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

--------------------------------------------------------------------------------

LAZARD BOND PORTFOLIO

The Lazard Bond Portfolio seeks to build and preserve capital through investing in a range of bonds, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, mortgage-backed securities, asset-backed securities, municipal securities and corporate fixed-income securities.

       COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
               LAZARD BOND PORTFOLIO AND THE LEHMAN INTERMEDIATE
                        GOVERNMENT/CORPORATE BOND INDEX

    [THE PLOT POINTS BELOW REPRESENT A MOUNTAIN CHART IN THE PRINTED REPORT]

         LBP      Lehman Int. G/C
11/12/91 10000    10000
Nov-91   10103.50 10114.80
Dec-91   10392.20 10361.90
Jan-92   10277.70 10268.00
Feb-92   10304.80 10308.60
Mar-92   10242.60 10268.00
Apr-92   10323.30 10358.30
May-92   10467.00 10518.80
Jun-92   10599.70 10674.60
Jul-92   10810.90 10886.80
Aug-92   10912.90 10995.70
Sep-92   11037.20 11145.00
Oct-92   10891.40 11000.40
Nov-92   10843.60 10958.60
Dec-92   10983.30 11105.30
Jan-93   11180.90 11321.30
Feb-93   11360.50 11499.80
Mar-93   11383.20 11545.50
Apr-93   11464.60 11638.50
May-93   11409.80 11612.60
Jun-93   11626.00 11794.90
Jul-93   11713.30 11823.80
Aug-93   11912.00 12011.30
Sep-93   11901.70 12061.10
Oct-93   11939.30 12093.40
Nov-93   11903.30 12026.00
Dec-93   11926.30 12081.10
Jan-94   12117.80 12215.30
Feb-94   11910.10 12034.60
Mar-94   11640.60 11836.00
Apr-94   11494.60 11755.50
May-94   11441.80 11763.30
Jun-94   11434.40 11765.00
Jul-94   11635.30 11934.30
Aug-94   11648.20 11971.60
Sep-94   11396.70 11861.50
Oct-94   11405.80 11859.90
Nov-94   11369.80 11806.00
Dec-94   11421.20 11847.80
Jan-95   11608.40 12047.50
Feb-95   11841.20 12297.40
Mar-95   11910.40 12367.70
Apr-95   12070.80 12520.40
May-95   12550.10 12899.00
Jun-95   12643.00 12985.40
Jul-95   12573.30 12987.20
Aug-95   12703.90 13105.40
Sep-95   12843.20 13200.40
Oct-95   13022.20 13347.50
Nov-95   13167.20 13522.90
Dec-95   13271.50 13664.60
Jan-96   13387.20 13782.50
Feb-96   13239.00 13620.70
Mar-96   13151.70 13550.50
Apr-96   13119.80 13502.60
May-96   13108.10 13492.40
Jun-96   13222.80 13635.80
Jul-96   13262.50 13676.30
Aug-96   13303.60 13687.10
Sep-96   13504.50 13877.80
Oct-96   13713.00 14123.00
Nov-96   13916.30 14309.20
Dec-96   13850.60 14217.50
Jan-97   13949.50 14272.80
Feb-97   13984.30 14300.10
Mar-97   13876.20 14201.40
Apr-97   14048.20 14368.20
May-97   14187.40 14487.50
Jun-97   14318.80 14619.70
Jul-97   14578.10 14917.20
Aug-97   14531.80 14842.20
Sep-97   14717.40 15014.80
Oct-97   14865.80 15181.10
Nov-97   14894.50 15214.70
Dec-97   15036.60 15336.30
Jan-98   15228.00 15537.20
Feb-98   15223.10 15525.30
Mar-98   15233.20 15575.10
Apr-98   15303.50 15653.30
May-98   15404.70 15768.00
Jun-98   15504.80 15868.80


LAZARD HIGH YIELD PORTFOLIO

The Lazard High Yield Portfolio seeks maximum total return, from a combination of capital appreciation and current income, by investing primarily in domestic, high-yielding fixed-income securities that are rated below investment grade.



      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD HIGH YIELD PORTFOLIO AND THE MERRILL LYNCH HIGH YIELD MASTER II INDEX

    [THE PLOT POINTS BELOW REPRESENT A MOUNTAIN CHART IN THE PRINTED REPORT]


         LHYP     Merrill Lynch High Yield
1/2/98   10000.00 10000.00
Jan-98   10222.27 10159.40

Feb-98   10473.66 10200.55

Mar-98   10715.86 10297.45

Apr-98   10848.05 10341.63

May-98   10849.67 10420.43

Jun-98   10878.96 10474.30

    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

================================================================================
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO

The Lazard International Fixed-Income Portfolio seeks high total return from a combination of current income and capital appreciation, consistent with what the Investment Manager considers to be prudent investment risk, through investing primarily in foreign fixed-income securities of varying maturities.

      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
              LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO AND THE

                   SALOMON WORLD GOVERNMENT BOND INDEX EX-US

                 [PLOT-POINTS BELOW REPRESENTS MOUNTAIN CHART]

         LIFIP    SWGBI Non-US
11/8/91  10000.00 10000.00
Nov-91   10036.50 10156.00
Dec-91   10394.50 10684.10
Jan-92   10093.00 10495.00
Feb-92   10106.30 10436.20
Mar-92   9966.70  10325.60
Apr-92   10027.90 10398.90
May-92   10311.90 10718.20
Jun-92   10507.00 11018.30
Jul-92   10664.40 11275.00
Aug-92   10974.10 11590.70
Sep-92   10958.80 11706.60
Oct-92   10712.40 11388.20
Nov-92   10536.00 11207.10
Dec-92   10606.00 11274.40
Jan-93   10780.40 11428.80
Feb-93   10985.40 11656.30
Mar-93   11184.50 11945.30
Apr-93   11550.90 12303.70
May-93   11746.60 12527.60
Jun-93   11625.30 12293.30
Jul-93   11657.80 12302.00
Aug-93   12045.50 12739.90
Sep-93   12228.80 12955.20
Oct-93   12212.10 12895.60
Nov-93   12132.20 12836.30
Dec-93   12267.50 12978.80
Jan-94   12353.80 13034.60
Feb-94   12323.50 13071.10
Mar-94   12412.50 13230.50
Apr-94   12389.60 13316.50
May-94   12309.30 13136.80
Jun-94   12613.80 13454.70
Jul-94   12603.20 13489.70
Aug-94   12505.10 13411.40
Sep-94   12749.00 13677.00
Oct-94   13068.70 14029.80
Nov-94   12838.60 13747.80
Dec-94   12779.10 13754.70
Jan-95   12966.20 14054.60
Feb-95   13374.60 14452.30
Mar-95   14465.50 15740.20
Apr-95   14872.20 16077.10
May-95   15226.30 16428.30
Jun-95   15311.40 16509.90
Jul-95   15316.00 16597.40
Aug-95   14508.60 15648.40
Sep-95   14894.10 16110.00
Oct-95   14998.80 16161.50
Nov-95   15108.80 16302.90
Dec-95   15255.60 16444.60
Jan-96   14986.20 16081.10
Feb-96   15010.80 16127.20
Mar-96   15014.50 16166.90
Apr-96   15035.60 16134.50
May-96   15090.40 16143.40
Jun-96   15176.40 16233.80
Jul-96   15569.40 16681.90
Aug-96   15659.90 16793.60
Sep-96   15684.60 16761.70
Oct-96   15935.70 17045.00
Nov-96   16132.20 17240.30
Dec-96   16097.20 17118.30
Jan-97   15456.40 16422.60
Feb-97   15337.20 16232.10
Mar-97   15190.80 16128.20
Apr-97   14886.40 15800.80
May-97   15387.00 16382.30
Jun-97   15580.30 16583.80
Jul-97   15203.70 16151.00
Aug-97   15175.00 16223.60
Sep-97   15550.00 16617.90
Oct-97   15729.00 16990.10
Nov-97   15405.90 16555.20
Dec-97   15199.70 16388.00
Jan-98   15267.30 16499.40
Feb-98   15514.10 16732.00
Mar-98   15269.20 16456.00
Apr-98   15603.60 16818.00
May-98   15492.00 16791.10
Jun-98   15459.50 16730.60

LAZARD STRATEGIC YIELD PORTFOLIO


The Lazard Strategic Yield Portfolio seeks total return by placing approximately equal emphasis on capital appreciation and current income through investing primarily in a wide variety of domestic and foreign high-yielding fixed-income securities. The Lazard Strategic Yield Portfolio may invest up to 50% of its total assets in foreign, fixed-income securities. Many of the high-yielding securities in which the Lazard Strategic Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by the nationally recognized securities rating services. These securities, which are often referred to as "junk bonds", are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.


      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD STRATEGIC YIELD PORTFOLIO AND ONE MONTH LIBOR USD FIXED INDEX

    [THE PLOT POINTS BELOW REPRESENT A MOUNTAIN CHART IN THE PRINTED REPORT]


         LSYP      30 Day Libor
10/1/91  10000.00   10000.00
Oct-91   10359.70   10041.80
Nov-91   10493.20   10084.20
Dec-91   10212.90   10119.70
Jan-92   10133.80   10154.30
Feb-92   10298.70   10189.60
Mar-92   10421.40   10225.00
Apr-92   10420.10   10257.90
May-92   10536.40   10291.50
Jun-92   10640.30   10324.60
Jul-92   10841.50   10353.10
Aug-92   10955.80   10382.70
Sep-92   11071.40   10409.80
Oct-92   10596.50   10437.60
Nov-92   10594.00   10473.90
Dec-92   10821.10   10502.30
Jan-93   11106.50   10529.20
Feb-93   11322.10   10556.80
Mar-93   11506.00   10584.30
Apr-93   11516.10   10611.50
May-93   11617.20   10639.80
Jun-93   11928.00   10667.60
Jul-93   12086.00   10695.40
Aug-93   12184.60   10723.40
Sep-93   12172.40   10751.50
Oct-93   12354.40   10779.60
Nov-93   12391.50   10811.10
Dec-93   12508.80   10840.00
Jan-94   12759.90   10867.80
Feb-94   12574.30   10899.60
Mar-94   12322.00   10932.50
Apr-94   12151.30   10968.30
May-94   12146.90   11007.60
Jun-94   12057.00   11048.60
Jul-94   12191.70   11089.20
Aug-94   12357.70   11133.30
Sep-94   12288.50   11179.10
Oct-94   12258.60   11225.20
Nov-94   12315.90   11280.30
Dec-94   12216.50   11335.20
Jan-95   12206.50   11391.20
Feb-95   12267.80   11447.80
Mar-95   12329.60   11504.70
Apr-95   12613.80   11561.30
May-95   12959.50   11618.10
Jun-95   13033.50   11675.80
Jul-95   13135.40   11731.60
Aug-95   13276.80   11787.60
Sep-95   13399.80   11843.80
Oct-95   13492.70   11899.90
Nov-95   13663.80   11957.60
Dec-95   13873.30   12012.90
Jan-96   14155.60   12066.00
Feb-96   14102.50   12118.20
Mar-96   14205.90   12171.80
Apr-96   14340.30   12225.00
May-96   14478.10   12279.10
Jun-96   14643.00   12333.70
Jul-96   14732.30   12388.20
Aug-96   14891.40   12443.00
Sep-96   15216.80   12498.00
Oct-96   15387.00   12552.60
Nov-96   15619.50   12609.40
Dec-96   15780.60   12665.80
Jan-97   15977.10   12721.80
Feb-97   16135.30   12778.10
Mar-97   16052.20   12837.10
Apr-97   16140.60   12896.40
May-97   16338.90   12956.00
Jun-97   16499.20   13015.80
Jul-97   16611.40   13075.30
Aug-97   16526.90   13135.40
Sep-97   16702.10   13195.80
Oct-97   16487.40   13256.10
Nov-97   16582.40   13320.30
Dec-97   16618.30   13382.20
Jan-98   16761.20   13443.40
Feb-98   16926.10   13505.50
Mar-98   17145.90   13567.90
Apr-98   17241.60   13630.20
May-98   17234.20   13692.90
Jun-98   17199.70   13755.80

    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

================================================================================
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE

--------------------------------------------------------------------------------



                                               AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 1998
                                               ------------------------------------------------------------
                                                                    INSTITUTIONAL SHARES

                                               ------------------------------------------------------------
                                                  ONE         THREE       FIVE        TEN       SINCE
                                                 YEAR          YEAR       YEAR        YEAR    INCEPTION*
                                               ------------- ----------- ----------- -------- -----------
Lazard Equity Portfolio                          21.84%       24.74%     21.60%      17.10%    15.33%
Standard & Poor's 500 Stock Index                30.13%       30.23%     23.07%      18.56%    16.37%

Lazard Mid Cap Portfolio                             -            -          -           -         -
Russell Midcap Index                                 -            -          -           -         -

Lazard Small Cap Portfolio                       11.04%       18.67%     17.76%          -     20.03%
Russell 2000 Index                               16.50%       18.85%     16.05%          -     16.29%

Lazard Bantam Value Portfolio                    11.50%           -          -           -     28.33%
Russell 2000 Index                               16.50%           -          -           -     17.52%

Lazard Global Equity Portfolio                   19.40%           -          -           -     20.10%
MSCI World Index                                 17.03%           -          -           -     18.41%

Lazard International Equity Portfolio            18.11%       18.71%     16.08%          -     12.54%
MSCI EAFE Index                                   6.10%       10.69%     10.03%          -      8.76%

Lazard International Small Cap Portfolio         16.70%       13.91%         -           -      9.75%
MSCI EAFE Small Cap Index                       (16.76%)      (3.91%)        -           -     (0.30%)
Salomon EMI Index Ex-US                           0.56%        6.33%         -           -      7.26%

Lazard Emerging Markets Portfolio               (34.51%)       0.49%         -           -     (1.88%)
MSCI Emerging Markets Free Index                (39.08%)      (9.33%)        -           -     (7.91%)
IFC Investable Total Return Index               (38.10%)      (8.10%)        -           -     (8.13%)

Lazard Bond Portfolio                             8.28%        7.04%      5.93%          -      6.80%
Lehman Intermediate Gov't/Corp. Bond Index        8.54%        6.91%      6.11%          -      7.17%

Lazard High Yield Portfolio                          -            -          -           -         -
Merrill Lynch High Yield Master II Index             -            -          -           -         -

Lazard International Fixed-Income Portfolio+     (0.77%)       0.32%      5.87%          -      6.75%
Salomon World Government Bond Index Ex-US+        0.89%        0.44%      6.36%          -      8.03%

Lazard Strategic Yield Portfolio                  4.25%        9.68%      7.59%          -      8.36%
One Month LIBOR USD Fixed Index                   5.69%        5.62%      5.22%          -      4.84%

NOTES TO PERFORMANCE TABLE

* Performance is measured for Lazard Equity Portfolio from: June 1, 1987-Institutional, February 5, 1997-Open; Lazard Mid Cap Portfolio from:
  November 4, 1997-Institutional, November 4, 1997-Open; Lazard Small Cap Portfolio from: October 30, 1991-Institutional, January 30, 1997-Open; Lazard Bantam Value Portfolio from: March 5, 1996-Institutional, January 23, 1997-Open; Lazard Global Equity Portfolio from: January 4, 1996-Institutional, January 30, 1997-Open; Lazard International Equity Portfolio from: October 29, 1991-Institutional, January 23, 1997-Open; Lazard International Small Cap Portfolio from: December 1, 1993-Institutional, February 13, 1997-Open; Lazard Emerging Markets Portfolio from: July 15, 1994-Institutional, January 8, 1997-Open; Lazard Bond Portfolio from: November 12, 1991-Institutional, March 5, 1997-Open; Lazard High Yield Portfolio: January 2, 1998-Institutional, February 24, 1998-Open; Lazard International Fixed-Income Portfolio from:
  November 8, 1991-Institutional, January 8, 1997-Open; Lazard Strategic Yield Portfolio from: October 1, 1991-Institutional, January 23, 1997-Open.

  The performance for the relevant index is for the comparable period. Portfolio returns are net of fees and assume reinvestment of all dividends and distributions, if any. Certain expenses of a Portfolio may have been waived and/or reimbursed by the Investment Manager; without such waiver/reimbursement of expenses the Portfolio's total return would have been lower.

+ Effective January 1, 1993, the Portfolio is measured by the index "excluding
  U.S." Performance of the index "Since Inception" is a blended return of the index "including U.S." and the index "excluding U.S." for the applicable periods.

                     See additional footnotes on next page.

================================================================================
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE (CONTINUED)

--------------------------------------------------------------------------------



                                                         CUMULATIVE TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 1998
                                               -----------------------------------------------------------------------------
                                                                           INSTITUTIONAL SHARES
                                               -----------------------------------------------------------------------------
                                                               ONE          THREE         FIVE         TEN        SINCE
                                                  YTD          YEAR          YEAR         YEAR         YEAR     INCEPTION*
                                               ------------------------------------------------------------------------------
Lazard Equity Portfolio                          13.17%        21.84%        94.11%      165.84%      384.92%     386.16%
Standard & Poor's 500 Stock Index                17.69%        30.13%       120.87%      182.36%      448.77%     436.71%

Lazard Mid Cap Portfolio                          6.24%            -             -            -            -       9.16%
Russell Midcap Index                              9.14%            -             -            -            -      12.52%

Lazard Small Cap Portfolio                        1.20%        11.04%        67.11%      126.44%           -     237.85%
Russell 2000 Index                                4.93%        16.50%        67.90%      110.47%           -     173.53%

Lazard Bantam Value Portfolio                     0.00%        11.50%            -            -            -      78.53%
Russell 2000 Index                                4.93%        16.50%            -            -            -      45.52%

Lazard Global Equity Portfolio                   18.24%        19.40%            -            -            -      57.79%
MSCI World Index                                 16.64%        17.03%            -            -            -      52.31%

Lazard International Equity Portfolio            18.68%        18.11%        67.27%      110.79%           -     119.82%
MSCI EAFE Index                                  15.93%         6.10%        35.62%       61.30%           -      75.05%

Lazard International Small Cap Portfolio         24.98%        16.70%        47.79%           -            -      53.15%
MSCI EAFE Small Cap Index                        13.77%       (16.76%)      (11.27%)          -            -      (1.37%)
Salomon EMI Index Ex-US                          16.78%         0.56%        20.23%           -            -      37.89%

Lazard Emerging Markets Portfolio               (10.33%)      (34.51%)        1.49%           -            -      (7.24%)
MSCI Emerging Markets Free Index                (18.87%)      (39.08%)      (25.45%)          -            -     (27.84%)
IFC Investable Total Return Index               (15.71%)      (38.10%)      (22.39%)          -            -     (28.52%)

Lazard Bond Portfolio                             3.11%         8.28%        22.63%       33.36%           -      55.05%
Lehman Intermediate Gov't/Corp. Bond Index        3.47%         8.54%        22.20%       34.54%           -      58.69%

Lazard High Yield Portfolio                       8.79%            -             -            -            -       8.79%
Merrill Lynch High Yield Master II Index          4.74%            -             -            -            -       4.74%

Lazard International Fixed-Income Portfolio+      1.71%        (0.77%)        0.97%       32.99%           -      54.60%
Salomon World Government Bond Index Ex-US+        2.09%         0.89%         1.34%       36.10%           -      67.31%

Lazard Strategic Yield Portfolio                  3.50%         4.25%        31.96%       44.19%           -      71.99%
One Month LIBOR USD Fixed Index                   2.79%         5.69%        17.81%       28.95%           -      37.56%

Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of each Portfolio of The Lazard Funds, Inc. will fluctuate, so that an investor's shares in a Portfolio, when redeemed, may be more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged and have no fees or costs. The S&P 500 Stock Index is an index of common stocks and is a registered trademark of The McGraw-Hill Companies. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell 2000 Index is an index of common stocks and is a registered trademark of the Frank Russell Company. The Morgan Stanley Capital International (MSCI) World Index is an arithmetic, market value-weighted average return net of dividends taxation, which is derived from equities of Europe, Australia and Far East
(EAFE) Index countries plus equities from Canada and the United States. The Morgan Stanley Capital International (MSCI) Europe, Australia and Far East
(EAFE) Index is comprised of international equities and is compiled by

                     See additional footnotes on next page.

================================================================================
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE (CONTINUED)

--------------------------------------------------------------------------------



                                                  AVERAGE ANNUAL TOTAL RETURNS FOR          CUMULATIVE TOTAL RETURNS FOR
                                                    PERIODS ENDED JUNE 30, 1998              PERIODS ENDED JUNE 30, 1998
                                                ---------------------------------------------------------------------------
                                                                                OPEN SHARES
                                                ---------------------------------------------------------------------------
                                                  ONE            SINCE                           ONE             SINCE
                                                  YEAR          INCEPTION*        YTD            YEAR          INCEPTION*
                                                ---------------------------------------------------------------------------
Lazard Equity Portfolio                           21.44%          23.52%         12.98%          21.44%          34.34%
Standard & Poor's 500 Stock Index                 30.13%          35.54%         17.69%          30.13%          52.95%

Lazard Mid Cap Portfolio                              -               -           6.14%              -            9.02%
Russell Midcap Index                                  -               -           9.14%              -           11.97%

Lazard Small Cap Portfolio                        10.73%          18.40%          1.10%          10.73%          26.97%
Russell 2000 Index                                16.50%          17.68%          4.93%          16.50%          25.87%

Lazard Bantam Value Portfolio                     11.15%          18.49%         (0.14%)         11.15%          27.57%
Russell 2000 Index                                16.50%          17.15%          4.93%          16.50%          25.51%

Lazard Global Equity Portfolio                    19.06%          25.44%         18.05%          19.06%          37.77%
MSCI World Index                                  17.03%          22.59%         16.64%          17.03%          33.45%

Lazard International Equity Portfolio             17.74%          23.41%         18.57%          17.74%          35.25%
MSCI EAFE Index                                    6.10%          14.91%         15.93%           6.10%          22.08%

Lazard International Small Cap Portfolio          16.33%          14.65%         24.72%          16.33%          20.68%
MSCI EAFE Small Cap Index                        (16.76%)         (8.86%)       (13.77%)        (16.76%)        (11.98%)
Salomon EMI Index Ex-US                            0.56%           5.86%        (16.78%)          0.56%           8.15%

Lazard Emerging Markets Portfolio                (34.74%)        (14.88%)       (10.43%)        (34.74%)        (21.17%)
MSCI Emerging Markets Free Index                 (39.08%)        (20.79%)       (18.87%)        (39.08%)        (29.12%)
IFC Investable Total Return Index                (38.10%)        (21.24%)       (15.71%)        (38.10%)        (29.71%)

Lazard Bond Portfolio                              7.81%           7.74%          2.94%           7.81%          10.37%
Lehman Intermediate Gov't/Corp. Bond Index         8.54%           8.26%          3.47%           8.54%          11.07%

Lazard High Yield Portfolio                           -               -           3.35%              -            3.35%
Merrill Lynch High Yield Master II Index              -               -           2.58%              -            2.58%

Lazard International Fixed-Income Portfolio       (1.10%)         (2.21%)         1.65%          (1.10%)         (3.25%)
Salomon World Government Bond Index Ex-US          0.89%          (0.86%)         2.09%           0.89%          (1.26%)

Lazard Strategic Yield Portfolio                   3.67%           4.88%          3.20%           3.67%           7.08%
One Month LIBOR USD Fixed Index                    5.69%           5.69%          2.79%           5.69%           8.27%

Morgan Stanley Capital International. The Morgan Stanley Capital International
(MSCI) Europe, Australia and Far East (EAFE) Small Cap Index is an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of EAFE index countries. The Salomon Extended Market Index (EMI) Ex-US and the Salomon World Government Bond Index Ex-US are compiled by Salomon Smith Barney. The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is comprised of emerging market securities in countries open to non-local investors that are complied by Morgan Stanley Capital International. The IFC Investable Total Return Index is an index of emerging markets securities that represent 65% of market capital compiled by the International Finance Corporation. The Lehman Intermediate Gov't/Corp. Bond Index is an index calculated by Lehman Brothers. The Merrill Lynch High Yield Master II Index provides a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The London Interbank Offered Rates (LIBOR) US Dollar Fixed Index is an average derived from sixteen quotations provided by banks determined by the British Bankers Association.

This performance data is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Effective January 1, 1998 Lazard International Small Cap Portfolio changed its comparative index to the MSCI EAFE Small Cap Index from the Salomon EMI Index Ex-US. Also on January 1, 1998 Lazard Emerging Markets Portfolio changed its comparative index to the MSCI Emerging Markets Free Index from the IFC Investable Total Return Index. The Investment Manager feels that these indices are a more accurate comparison given each Portfolio's investment objectives.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                           SHARES      VALUE
-----------------------------------------------------------
LAZARD EQUITY PORTFOLIO

COMMON STOCKS-94.8%

AEROSPACE & DEFENSE-4.6%
 AlliedSignal, Inc.  ...............  172,300   $ 7,645,812
 Gulfstream Aerospace Corp. (a) ....   85,600     3,980,400
 United Technologies Corp. .........  108,900    10,073,250
                                                -----------
                                                 21,699,462
                                                -----------
AGRICULTURAL MACHINERY-1.1%
 Deere & Co. .......................  100,500     5,313,938
                                                -----------
AIRLINES-0.8%
 UAL Corp. (a) .....................   45,000     3,510,000
                                                -----------
AUTOMOTIVE-1.2%
 General Motors Corp. ..............   86,700     5,792,644
                                                -----------
AUTO PARTS-0.7%
 TRW, Inc. .........................   62,700     3,424,988
                                                -----------
BANKING-8.9%
 BankAmerica Corp. .................   93,300     8,064,619
 Bankers Trust New York Corp. ......   38,700     4,491,619
 Chase Manhattan Corp.  ............  109,024     8,231,312
 First Union Corp.   ...............   75,200     4,380,400
 Fleet Financial Group, Inc.  ......   37,700     3,147,950
 KeyCorp.   ........................  125,400     4,467,375
 Mellon Bank Corp. .................   64,700     4,504,737
 Washington Mutual, Inc. ...........  105,900     4,600,031
                                                -----------
                                                 41,888,043
                                                -----------
CHEMICALS & PLASTICS-1.8%
 Du Pont (E.I.) de Nemours &
  Co. ..............................  114,800     8,566,950
                                                -----------
COMPUTERS & BUSINESS
  EQUIPMENT-7.1%
 3Com Corp. (a) ....................  151,300     4,643,019
 Compaq Computer Corp.  ............  136,900     3,884,537
 Electronic Data Systems Corp. .....  132,100     5,284,000
 Hewlett-Packard Co. ...............  123,800     7,412,525
 International Business
  Machines Corp. ...................   56,300     6,463,944
 NCR Corp. (a) .....................  177,200     5,759,000
                                                -----------
                                                 33,447,025
                                                -----------
CONGLOMERATES-2.2%
 Philip Morris Companies, Inc. .....  259,700    10,225,687
                                                -----------
DRUGS & HEALTH CARE-8.4%
 American Home Products
  Corp.  ...........................  208,000    10,764,000
 Amgen, Inc. .......................  100,700     6,583,262
 Astra AB (b) ......................  184,133     3,774,727
 Bristol-Myers Squibb Co. ..........   81,300     9,344,419
 Johnson & Johnson .................  119,400     8,805,750
                                                -----------
                                                 39,272,158
                                                -----------
ELECTRONICS-4.5%
 Honeywell, Inc. ...................   86,800     7,253,225
 Motorola, Inc. ....................   83,800     4,404,738
 Texas Instruments, Inc. ...........  163,300     9,522,431
                                                -----------
                                                 21,180,394
                                                -----------
ENERGY-5.5%
 Atlantic Richfield Co. ............   49,000     3,828,125
 Elf Aquitaine SA (b) ..............  110,500     7,845,500
 Mobil Corp. .......................  121,400     9,302,275
 Noble Affiliates, Inc. ............  126,600     4,810,800
                                                -----------
                                                 25,786,700
                                                -----------
ENTERTAINMENT-0.2%
 Brunswick Corp. ...................   45,000     1,113,750
                                                -----------
FOOD & BEVERAGES-6.1%
 Cadbury Schweppes PLC (b) .........   81,500     5,022,437
 ConAgra, Inc. .....................  120,000     3,802,500
 Diageo PLC (b) ....................  143,572     6,918,376
 Heineken NV (b) ...................  198,750     7,806,483
 PepsiCo, Inc. .....................  121,500     5,004,281
                                                -----------
                                                 28,554,077
                                                -----------
HOTELS & RESTAURANTS-1.6%
 McDonald's Corp. ..................  109,700     7,569,300
                                                -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                             SHARES       VALUE
--------------------------------------------------------------
LAZARD EQUITY PORTFOLIO (CONTINUED)

INDUSTRIAL & MACHINERY-1.2%
 Ingersoll-Rand Co. ..................  127,300   $  5,609,156
                                                  ------------
INSURANCE-6.9%
 Aetna, Inc.  ........................   78,900      6,006,262
 Allstate Corp.  .....................   56,199      5,145,721
 The Hartford Financial Services
  Group, Inc. ........................   85,600      9,790,500
 Travelers Group, Inc. ...............  189,049     11,461,096
                                                  ------------
                                                    32,403,579
                                                  ------------
MULTIMEDIA-1.4%
 Gannett Company, Inc. ...............   95,400      6,779,363
                                                  ------------
OIL & GAS-2.8%
 Chevron Corp.   .....................   64,300      5,340,919
 Diamond Offshore Drilling,
  Inc.  ..............................  109,500      4,380,000
 Dresser Industries, Inc. ............   74,100      3,265,031
                                                  ------------
                                                    12,985,950
                                                  ------------
PAPER PRODUCTS-0.7%
 Kimberly-Clark Corp.  ...............   70,212      3,220,976
                                                  ------------
PUBLISHING-1.6%
 New York Times Co. ..................   92,700      7,346,475
                                                  ------------
RETAIL-7.8%
 Circuit City Stores - Circuit City
  Group ..............................   82,900      3,885,938
 Federated Department Stores,
  Inc. (a) ...........................  121,800      6,554,362
 Office Depot, Inc. (a)   ............   34,300      1,082,594
 Republic Industries, Inc. (a)  ......  180,600      4,515,000
 Sears, Roebuck & Co.  ...............  129,000      7,877,062
 Toys "R" Us, Inc. (a) ...............  238,900      5,629,081
 Wal-Mart Stores, Inc. ...............  120,600      7,326,450
                                                  ------------
                                                    36,870,487
                                                  ------------
SERVICES-4.0%
 Cendant Corp. (a)  ..................  240,000      5,010,000
 Cognizant Corp. .....................   83,900      5,285,700
 First Data Corp.   ..................  257,600      8,581,300
                                                  ------------
                                                    18,877,000
                                                  ------------
TECHNOLOGY-1.3%
 Advanced Micro Devices,
  Inc. (a) ...........................  174,600      2,979,112
 LSI Logic Corp. (a)   ...............  143,500      3,309,469
                                                  ------------
                                                     6,288,581
                                                  ------------
TELECOMMUNICATIONS-7.0%
 Ameritech Corp. .....................  132,900      5,963,887
 AT&T Corp.   ........................  152,000      8,683,000
 Bell Atlantic Corp.   ...............  312,400     14,253,250
 SBC Communications, Inc. ............   99,800      3,992,000
                                                  ------------
                                                    32,892,137
                                                  ------------
TRANSPORTATION & FREIGHT
  SERVICES-1.0%
 Federal Express Corp. (a)   .........   73,100      4,587,025
                                                  ------------
UTILITIES-4.4%
 Consolidated Edison, Inc.   .........   66,400      3,058,550
 Duke Energy Corp.  ..................   87,100      5,160,675
 Edison International  ...............  281,100      8,310,019
 PacifiCorp   ........................  183,000      4,140,375
                                                  ------------
                                                    20,669,619
                                                  ------------
 TOTAL COMMON STOCKS
  (Identified cost
   $362,028,673) .....................             445,875,464
                                                  ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              15

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT
DESCRIPTION                            (000)            VALUE
-------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO (CONTINUED)

REPURCHASE AGREEMENT-6.3%
 State Street Bank and Trust
  Company, 5.65%, 07/01/98
  (Dated 06/30/98, collateral-
  ized by $29,715,000 United
  States Treasury Note, 5.750%,
  10/31/02, with a value of
  $30,204,287) (Identified cost
  $29,608,000)   ..................     $29,608    $ 29,608,000
                                                   ------------
TOTAL INVESTMENTS
(Identified cost
 $391,636,673) (d)  ...............      101.1%    $475,483,464
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS .....................      (1.1)       (4,944,796)
                                        -------    ------------
NET ASSETS ........................      100.0%    $470,538,668
                                        =======    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
16

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                             SHARES     VALUE
------------------------------------- ---------- ------------
LAZARD MID CAP PORTFOLIO

COMMON STOCKS-94.4%
AEROSPACE & DEFENSE-3.7%
 Gulfstream Aerospace Corp. (a)        26,200     $1,218,300
 Litton Industries, Inc. (a)   ......  17,800      1,050,200
                                                  ----------
                                                   2,268,500
                                                  ----------
AGRICULTURAL MACHINERY-1.0%
 AGCO Corp.  ........................  30,400        625,100
                                                  ----------
APPAREL & TEXTILES-5.7%
 Gucci Group NV (b)   ...............  23,600      1,250,800
 Liz Claiborne, Inc.  ...............  18,200        950,950
 Warnaco Group, Inc. Class A ........  30,000      1,273,125
                                                  ----------
                                                   3,474,875
                                                  ----------
AUTO PARTS-3.3%
 Borg-Warner Automotive, Inc. .......  21,600      1,038,150
 Meritor Automotive, Inc.   .........  39,900        957,600
                                                  ----------
                                                   1,995,750
                                                  ----------
BANKING-5.2%
 North Fork Bancorporation,
  Inc. ..............................  45,450      1,110,684
 Sovereign Bancorp, Inc. ............  72,000      1,176,750
 Union Planters Corp. ...............  14,700        864,544
                                                  ----------
                                                   3,151,978
                                                  ----------
BROADCASTING-2.9%
 Hearst-Argyle Television,
  Inc. (a)   ........................  28,300      1,132,000
 The E.W. Scripps Co., Class A ......  11,100        608,419
                                                  ----------
                                                   1,740,419
                                                  ----------
COMMERCIAL SERVICES-3.2%
 H & R Block, Inc. ..................  24,000      1,011,000
 Pittston Brink's Group  ............  25,100        925,562
                                                  ----------
                                                   1,936,562
                                                  ----------
COMPUTERS & BUSINESS
  EQUIPMENT-4.8%
 CompUSA, Inc. (a) ..................  58,200      1,051,237
 NCR Corp. (a)  .....................  26,900        874,250
 Quantum Corp. (a) ..................  48,600      1,008,450
                                                  ----------
                                                   2,933,937
                                                  ----------
CONSTRUCTION MATERIALS-2.0%
 Johns Manville Corp. ...............  78,500      1,182,406
                                                  ----------
DRUGS & HEALTH CARE-3.9%
 Mallinckrodt, Inc.   ...............  32,000        950,000
 Perrigo Co. (a)   .................. 100,000      1,006,250
 St. Jude Medical, Inc. (a) .........  10,500        386,531
                                                  ----------
                                                   2,342,781
                                                  ----------
ELECTRICAL EQUIPMENT-1.3%
 Lam Research Corp. (a)  ............  42,300        808,988
                                                  ----------
ENERGY-1.7%
 Noble Affiliates, Inc.  ............  27,700      1,052,600
                                                  ----------
FINANCIAL SERVICES-7.0%
 Firstar Corp.  .....................  24,500        931,000
 Heller Financial, Inc. (a) .........  41,600      1,248,000
 The CIT Group, Inc., Class A  ......  28,500      1,068,750
 Waddell & Reed Financial, Inc.        41,600        995,800
                                                  ----------
                                                   4,243,550
                                                  ----------
GAS & PIPELINE UTILITIES-1.9%
 Cooper Cameron Corp. (a)   .........  22,700      1,157,700
                                                  ----------
HOUSEHOLD APPLIANCES & HOME
  FURNISHINGS-1.8%
 Maytag Corp.   .....................  22,100      1,091,188
                                                  ----------
HOUSEHOLD PRODUCTS-1.1%
 Dial Corp.  ........................  25,200        653,625
                                                  ----------
INDUSTRIAL & MACHINERY-1.1%
 Briggs & Stratton Corp. ............  17,700        662,644
                                                  ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------





DESCRIPTION                             SHARES     VALUE
---------------------------------------------------------------
LAZARD MID CAP PORTFOLIO (CONTINUED)

INSURANCE-6.3%
 Foundation Health Systems,
  Inc. (a)  ........................    29,400   $    775,425
 Old Republic International
  Corp.  ...........................    37,050      1,086,028
 Reliance Group Holdings, Inc.          56,000        980,000
 SCOR SA (a), (b) ..................    14,800        943,500
                                                 ------------
                                                    3,784,953
                                                 ------------
LEISURE TIME-1.4%
 Callaway Golf Co.   ...............    43,100        848,531
                                                 ------------
MACHINERY-3.1%
 Crane Co.  ........................    18,300        888,694
 Mark IV Industries, Inc.  .........    46,000        994,750
                                                 ------------
                                                    1,883,444
                                                 ------------
OIL & GAS-3.7%
 Enron Oil & Gas Co. ...............    42,600        862,650
 R & B Falcon Corp. (a) ............    59,800      1,352,975
                                                 ------------
                                                    2,215,625
                                                 ------------
PAPER PRODUCTS-1.9%
 Temple-Inland, Inc. ...............    21,100      1,136,763
                                                 ------------
REAL ESTATE-1.4%
 Mack California Realty Corp. ......    23,800        818,125
                                                 ------------

RETAIL-2.3%
 Tandy Corp.   .....................    26,600      1,411,462
                                                 ------------
RETAIL TRADE-3.4%
 Consolidated Stores Corp. (a) .....    29,900      1,083,875
 Proffitt's, Inc. (a)   ............    23,600        952,850
                                                 ------------
                                                    2,036,725
                                                 ------------
SOFTWARE-1.3%
 Autodesk, Inc.   ..................    19,700        760,913
                                                 ------------
STEEL-3.3%
 Carpenter Technology Corp.   ......    24,000      1,206,000
 Ispat International NV (a)   ......    41,800        783,750
                                                 ------------
                                                    1,989,750
                                                 ------------
TECHNOLOGY-2.0%
 Advanced Micro Devices,
  Inc. (a)  ........................    33,600        573,300
 LSI Logic Corp. (a) ...............    28,400        654,975
                                                 ------------
                                                    1,228,275
                                                 ------------
TELEPHONE-2.0%
 Frontier Corp.   ..................    39,300      1,237,950
                                                 ------------

TRANSPORTATION & FREIGHT
  SERVICES-1.9%
 CNF Transportation, Inc.  .........    27,600      1,173,000
                                                 ------------

UTILITIES-8.8%
 CalEnergy Company, Inc. (a)  ......    33,900      1,019,119
 Illinova Corp.   ..................    41,600      1,248,000
 Ipalco Enterprises, Inc.  .........    12,600        559,912
 Niagara Mohawk Power
  Corp. (a) ........................    90,100      1,345,869
 NIPSCO Industries, Inc.   .........    40,800      1,142,400
                                                 ------------
                                                    5,315,300
                                                 ------------
TOTAL COMMON STOCKS
 (Identified cost
  $56,283,816) .....................               57,163,419
                                                 ------------
                                     PRINCIPAL
                                      AMOUNT
                                       (000)
                                      ------
REPURCHASE AGREEMENT-9.1%
 State Street Bank and Trust
 Company, 5.65%, 07/01/98
 (Dated 06/30/98,
 collateral-
 ized by $5,555,000 United
 States Treasury Note, 5.000%,
 02/15/99, with a value of
 $5,641,769) (Identified cost
 $5,528,000)  .....................    $5,528       5,528,000
                                                 ------------
TOTAL INVESTMENTS
(Identified cost $61,811,816) (d)       103.5%   $ 62,691,419
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS  .....................    (3.5)      (2,146,763)
                                        ------   ------------
NET ASSETS  ........................    100.0%   $ 60,544,656
                                        ======   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
18

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                             SHARES      VALUE
--------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO

COMMON STOCKS-98.0%
APPAREL & TEXTILES-1.7%
 Mohawk Industries, Inc. (a)  ......    38,200    $ 1,210,462
 Stride Rite Corp.   ...............   332,400      5,006,775
 WestPoint Stevens, Inc. (a)  ......   670,000     22,110,000
                                                  -----------
                                                   28,327,237
                                                  -----------
AUTO PARTS-3.9%
 Borg-Warner Automotive, Inc. ......   213,000     10,237,313
 Dura Automotive Systems,
  Inc. (a)  ........................   237,100      7,616,838
 Exide Corp.   .....................   544,000      9,146,000
 Superior Industries
  International, Inc.   ............   477,100     13,448,256
 Tower Automotive, Inc. (a)   ......   575,900     24,691,712
                                                  -----------
                                                   65,140,119
                                                  -----------
BANKING-5.3%
 AMRESCO, Inc. (a)   ...............   635,500     18,508,937
 Bancorp Queens County, Inc. .......   222,697      9,715,157
 Coast Federal Trust (a)   .........   310,000      4,688,750
 Cullen/Frost Bankers, Inc.   ......   324,000     17,577,000
 Hibernia Corp., Class A   .........   908,770     18,345,794
 HUBCO, Inc.   .....................   277,500      9,937,969
 Independence Community
  BankCorp. (a)   ..................   500,000      8,500,000
                                                  -----------
                                                   87,273,607
                                                  -----------
BUILDING & CONSTRUCTION-0.9%
 Apogee Enterprises, Inc.  .........   982,700     15,047,594
                                                  -----------
BUSINESS SERVICES AND
  SUPPLIES-1.3%
 CDI Corp. (a) .....................   325,500      8,707,125
 Norrell Corp. .....................   623,000     12,421,063
                                                  -----------
                                                   21,128,188
                                                  -----------
CHEMICALS & PLASTICS-1.7%
 A. Schulman, Inc.   ...............   517,200     10,117,725
 Ferro Corp.   .....................   290,400      7,350,750
 Mississippi Chemical Corp.   ......   623,845     10,254,452
                                                  -----------
                                                   27,722,927
                                                  -----------
COMMERCIAL SERVICES-1.7%
 Inacom Corp. (a) ..................   380,000     12,065,000
 Pittston Brink's Group ............   449,200     16,564,250
                                                  -----------
                                                   28,629,250
                                                  -----------
COMMUNICATION SERVICES-0.0%
 Dynatech Corp. (a)  ...............   196,550        614,219
                                                  -----------
COMPUTERS & BUSINESS
  EQUIPMENT-3.3%
 Bell & Howell Co. (a)  ............   525,500     13,564,469
 Data General Corp. (a) ............   572,700      8,554,706
 Komag, Inc. (a)  .................. 1,205,100      6,439,753
 Stratus Computer, Inc. (a)   ......   437,300     11,069,156
 Wang Laboratories, Inc. (a)  ......   565,400     14,382,363
                                                  -----------
                                                   54,010,447
                                                  -----------
CONGLOMERATES-0.6%
 ACX Technologies, Inc. (a)   ......   440,000      9,570,000
                                                  -----------
CONTAINERS: PAPER & PLASTIC-1.2%
 First Brands Corp.  ...............   753,900     19,318,688
                                                  -----------
COSMETICS & TOILETRIES-0.9%
 Alberto Culver Co., Class A  ......   553,800     14,052,675
                                                  -----------
DRUGS & HEALTH CARE-4.6%
 Apria Healthcare Group,
  Inc. (a)  ........................ 1,019,800      6,819,913
 Integrated Health Services, Inc.      502,130     18,829,875
 Magellan Health Services,
  Inc. (a)  ........................   759,160     19,263,685
 Perrigo Co. (a)  .................. 1,923,620     19,356,426
 Sun Healthcare Group, Inc. (a) ....   863,700     12,631,612
                                                  -----------
                                                   76,901,511
                                                  -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                             SHARES      VALUE
---------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)

ELECTRICAL EQUIPMENT-3.3%
 Anixter International, Inc. (a) ...   988,500    $ 18,843,281
 Belden, Inc.  .....................   355,020      10,872,488
 BMC Industries, Inc.   ............   633,900       5,546,625
 Lam Research Corp. (a) ............   624,400      11,941,650
 MagneTek, Inc. (a)  ...............   524,700       8,264,025
                                                  ------------
                                                    55,468,069
                                                  ------------
ELECTRONICS-3.5%
 AMETEK, Inc.  .....................   527,900      15,474,069
 Credence Systems Corp. (a)   ......   787,100      14,954,900
 International Rectifier Corp. (a)..   504,000       4,284,000
 Kemet Corp. (a)  ..................   701,200       9,225,162
 Silicon Valley Group, Inc. (a) ....   915,700      14,708,431
                                                  ------------
                                                    58,646,562
                                                  ------------
FINANCIAL SERVICES-0.1%
 Federated Investors, Inc.,
  Class B (a)  .....................    92,100       1,703,850
                                                  ------------
FOOD & BEVERAGES-0.3%
 Vlasic Foods International,
  Inc. (a)  ........................   266,800       5,369,350
                                                  ------------
GAS EXPLORATION-1.1%
 Barrett Resources Corp. (a)  ......   475,700      17,809,019
                                                  ------------
HOMEBUILDERS-3.0%
 Kaufman & Broad Home Corp.            625,000      19,843,750
 Toll Brothers, Inc. (a)   .........   612,500      17,571,094
 Walter Industries, Inc. (a)  ......   617,200      11,688,225
                                                  ------------
                                                    49,103,069
                                                  ------------
HOTELS & RESTAURANTS-2.0%
 Lone Star Steakhouse &
  Saloon, Inc. (a)   ...............   699,200       9,657,700
 Morton's Restaurant
  Group, Inc. (a) ..................   356,900       8,587,906
 NPC International, Inc. (a)  ......   303,000       3,711,750
 Prime Hospitality Corp. (a)  ......   639,000      11,142,563
                                                  ------------
                                                    33,099,919
                                                  ------------
HOUSEHOLD APPLIANCES &
  HOME FURNISHINGS-3.7%
 Bassett Furniture Industries,
  Inc.   ...........................   322,900       9,101,744
 Bush Industries, Inc., Class A ....   466,600      10,148,550
 Furniture Brands
  International, Inc. (a)  .........   839,400      23,555,662
 Harman International
  Industries, Inc.   ...............   495,300      19,069,050
                                                  ------------
                                                    61,875,006
                                                  ------------
INDUSTRIAL & MACHINERY-4.8%
 Briggs & Stratton Corp.   .........   354,530      13,272,717
 Manitowoc Company, Inc.   .........   243,850       9,830,203
 Regal-Beloit Corp.  ...............   422,100      12,029,850
 Roper Industries, Inc. ............   526,000      13,741,750
 United Dominion Industries,
  Ltd.   ...........................   616,700      20,582,362
 Wyman-Gordon Co. (a)   ............   490,100       9,771,369
                                                  ------------
                                                    79,228,251
                                                  ------------
INSURANCE-6.8%
 Amerin Corp. (a) ..................   586,900      17,130,144
 ARM Financial Group, Inc.,
  Class A   ........................   458,000      10,133,250
 Delphi Financial Group, Inc.,
  Class A (a)  .....................   284,172      16,002,436
 Frontier Insurance Group, Inc.        371,690       8,386,256
 HCC Insurance Holdings, Inc. ......   621,900      13,681,800
 NAC Re Corp.  .....................   309,505      16,519,829
 Reliance Group Holdings, Inc. ..... 1,180,000      20,650,000
 United Wisconsin
  Services, Inc.  ..................   382,900      10,864,787
                                                  ------------
                                                   113,368,502
                                                  ------------
INVESTMENT COMPANIES-0.6%
 Affiliated Managers Group,
  Inc. (a)  ........................   285,100      10,584,338
                                                  ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
20

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



DESCRIPTION                              SHARES      VALUE
---------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)

LEISURE TIME-2.0%
 Polaris Industries, Inc.   .........    524,400   $ 19,730,550
 Vail Resorts, Inc. (a)  ............    486,000     12,939,750
                                                   ------------
                                                     32,670,300
                                                   ------------
MACHINERY-2.4%
 JLG Industries, Inc. ...............  1,261,200     25,539,300
 McDermott International, Inc. ......    431,800     14,870,112
                                                   ------------
                                                     40,409,412
                                                   ------------
MANUFACTURING-7.2%
 Aeroquip-Vickers, Inc.  ............    199,400     11,639,975
 Alltrista Corp. (a)  ...............    448,400     11,462,225
 Carlisle Companies, Inc.   .........    287,200     12,367,550
 Crane Co.   ........................    464,340     22,549,511
 Mark IV Industries, Inc.   .........  1,073,964     23,224,472
 Modine Manufacturing Co.   .........    356,700     12,350,738
 Varlen Corp.   .....................    748,455     25,821,697
                                                   ------------
                                                    119,416,168
                                                   ------------
MEDICAL SUPPLIES-2.8%
 ADAC Laboratories (a)   ............    378,200      8,509,500
 Datascope Corp. (a)  ...............    676,200     17,961,562
 Dentsply International, Inc.  ......    478,000     11,950,000
 The West Company,
  Inc. ..............................    305,100      8,638,144
                                                   ------------
                                                     47,059,206
                                                   ------------
OIL & GAS-3.0%
 Atwood Oceanics, Inc. (a)  .........    271,600     10,813,075
 Devon Energy Corp.   ...............    224,000      7,826,000
 Helmerich & Payne, Inc. ............    611,920     13,615,220
 Tuboscope, Inc. (a)  ...............    273,800      5,407,550
 Vintage Petroleum, Inc. ............    674,000     12,721,750
                                                   ------------
                                                     50,383,595
                                                   ------------
PAPER PRODUCTS-0.7%
 Chesapeake Corp.  ..................    307,500     11,973,281
                                                   ------------
PRINTING-0.6%
 Electronics for Imaging, Inc. (a) ..    507,200     10,714,600
                                                   ------------
PUBLISHING-2.7%
 Banta Corp. ........................    671,350     20,727,931
 Mecklermedia Corp. (a)  ............    420,000      9,397,500
 World Color Press, Inc. (a)   ......    402,000     14,070,000
                                                   ------------
                                                     44,195,431
                                                   ------------
REAL ESTATE-4.3%
 Entertainment Properties Trust .....    350,000      6,387,500
 FelCor Suite Hotels, Inc.  .........    468,825     14,709,384
 Glenborough Realty Trust, Inc.          566,600     14,944,075
 Homestead Village, Inc. (a)   ......    550,000      6,531,250
 Kilroy Realty Corp.  ...............    511,000     12,775,000
 Reckson Associates Realty
  Corp. (a)  ........................     51,192        169,574
 Reckson Associates Realty
  Corp.   ...........................    639,900     15,117,637
                                                   ------------
                                                     70,634,420
                                                   ------------
RETAIL-3.5%
 Eagle Hardware & Garden,
  Inc. (a)   ........................    818,200     18,920,875
 Genesis Direct, Inc. (a)   .........    750,000      8,343,750
 Hughes Supply, Inc.  ...............    325,000     11,903,125
 Oakley, Inc. (a)  ..................    750,000     10,031,250
 Talbots, Inc.  .....................    343,500      8,995,406
                                                   ------------
                                                     58,194,406
                                                   ------------
RETAIL TRADE-1.7%
 Cole National Corp. (a) ............    194,900      7,796,000
 Movado Group, Inc.   ...............    304,800      9,220,200
 The Wet Seal, Inc., Class A (a) ....    327,000     10,464,000
                                                   ------------
                                                     27,480,200
                                                   ------------
STEEL-1.5%
 UCAR International, Inc. (a)  ......    261,800      7,641,288
 WHX Corp. (a)  .....................  1,340,000     17,252,500
                                                   ------------
                                                     24,893,788
                                                   ------------
TECHNOLOGY-0.9%
 VLSI Technology, Inc. (a)  .........   890,300      14,940,347
                                                   ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              21

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                          SHARES       VALUE
---------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)

TELECOMMUNICATIONS-2.7%
 Associated Group, Inc.,
  Class B (a)   .................. 298,500     $   11,865,375
 NTL, Inc. (a)  .................. 399,500         21,373,250
 Vanguard Cellular Systems,
  Inc. (a)   ..................... 605,600         11,430,700
 Verbex Voice Systems,
  Inc. (a), (j) .................. 180,501                  0
                                               --------------
                                                   44,669,325
                                               --------------
TELECOMMUNICATIONS
  EQUIPMENT-1.5%
 Allen Telecom, Inc. (a) ......... 838,365          9,745,993
 Oak Industries, Inc. (a)   ...... 433,685         15,341,607
                                               --------------
                                                   25,087,600
                                               --------------
TRANSPORTATION-1.1%
 Budget Group, Inc., Class A (a).. 296,000          9,453,500
 Pittston Burlington Group  ...... 596,520          9,283,343
                                               --------------
                                                   18,736,843
                                               --------------
TRUCKING & FREIGHT
  FORWARDING-1.2%
 Xtra Corp.  ..................... 336,000         20,328,000
                                               --------------
UTILITIES-1.4%
 Calpine Corp. (a) ............... 706,600         14,264,487
 Sierra Pacific Resources   ...... 266,700          9,684,544
                                               --------------
                                                   23,949,031
                                               --------------
WHOLESALE TRADE-0.5%
 Unisource Worldwide, Inc.  ...... 684,500          7,401,156
                                               --------------
 TOTAL COMMON STOCKS
 (Identified cost
  $1,432,504,749)  ...............              1,627,129,506
                                               --------------

                                     PRINCIPAL
                                      AMOUNT
                                      (000)
                                     --------
CONVERTIBLE BONDS-0.6%

COMMUNICATIONS-0.5%
 International Cable Tel, Inc.,
  7.00% , 6/15/08 ..................$ 5,589          8,383,500
                                                  ------------
RESTAURANTS, LODGING &
  ENTERTAINMENT-0.1%
 Interactive Light Holdings, Inc.
  8.00%, 1/25/99 (a), (j)  .........  1,000            500,000
                                                  ------------
TELECOMMUNICATIONS-0.0%
 Verbex Voice Systems, Inc.,
  10.00% , 12/31/98 (a), (j)  ......    100                  0
                                                  ------------
 TOTAL CONVERTIBLE BONDS
 (Identified cost $6,689,000) ......                 8,883,500
                                                  ------------

                                       SHARES
                                     ---------
PREFERRED STOCKS-0.0%

TELECOMMUNICATIONS
 Verbex Voice Systems, Inc.
  Series F (a), (j)
  (Identified cost $1,500,000) ...... 687,285               0
                                                 ------------

                                     PRINCIPAL
                                      AMOUNT
                                       (000)
                                      -------
REPURCHASE AGREEMENT-3.6%
 State Street Bank and Trust
 Company, 5.65%, 07/01/98
 (Dated 06/30/98, collateral-
 ized by $59,630,000 United
 States Treasury Note, 5.375%,
 01/31/00, with a value of
 $60,798,748) (Identified cost
 $59,605,000) ..................      $59,605         59,605,000
                                                  --------------
TOTAL INVESTMENTS
 (Identified cost
  $1,500,298,749) (d)   .........      102.2%     $1,695,618,006
LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS   ............       (2.2)        (35,707,299)
                                      ------      --------------
NET ASSETS  .....................      100.0%     $1,659,910,707
                                      ======      ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
22

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                             SHARES     VALUE
---------------------------------------------------------------
LAZARD BANTAM VALUE PORTFOLIO

COMMON STOCKS-96.6%
APPAREL & TEXTILES-6.2%
 Candie's, Inc. (a)   ...............   248,900   $1,928,975
 Novel Denim Holdings, Ltd. (a) .....    80,200    2,085,200
 Tefron, Ltd. (a)  ..................    50,000    1,100,000
                                                  ----------
                                                   5,114,175
                                                  ----------
AUTO PARTS-1.3%
 Excel Industries, Inc.  ............    73,500    1,051,969
                                                  ----------
BANKING-0.9%
 Republic Banking Corp. (a) .........    45,000      720,000
                                                  ----------
BUSINESS SERVICES AND
  SUPPLIES-4.9%
 Box Hill Systems Corp. (a) .........   179,500    1,245,281
 GP Strategies Corp. (a) ............    84,000    1,228,500
 Paxar Corp. (a)   ..................   130,300    1,498,450
                                                  ----------
                                                   3,972,231
                                                  ----------
CHEMICALS & PLASTICS-0.8%
 Mississippi Chemical Corp. .........    42,000      690,375
                                                  ----------
COMPUTER SERVICES-1.3%
 Exabyte Corp. (a) ..................   125,000    1,042,969
                                                  ----------
DRUGS & HEALTH CARE-6.3%
 CorVel Corp. (a)  ..................    74,000    2,886,000
 Integrated Health Services, Inc. ...    60,000    2,250,000
                                                  ----------
                                                   5,136,000
                                                  ----------
EDUCATION-2.3%
 Career Education Corp. (a) .........    76,000    1,862,000
                                                  ----------
ELECTRONICS-1.2%
 OPTEK Technology, Inc. (a) .........    52,700    1,007,888
                                                  ----------
ENGINEERING &
  CONSTRUCTION-3.0%
 EMCOR Group, Inc. (a)   ............   130,000    2,486,250
                                                  ----------
FINANCIAL SERVICES-1.1%
 Freedom Securities Corp. (a)  ......    50,000      906,250
                                                  ----------
HOTELS & RESTAURANTS-5.7%
 Morton's Restaurant Group,
  Inc. (a)   ........................    79,400    1,910,562
 NPC International, Inc. (a)   ......   112,000    1,372,000
 Rainforest Cafe, Inc. (a)  .........    96,900    1,344,488
                                                  ----------
                                                   4,627,050
                                                  ----------
INDUSTRIAL & MACHINERY-2.5%
 OmniQuip International, Inc. .......   111,100    2,055,350
                                                  ----------
INSURANCE-6.7%
 AmerUs Life Holdings, Inc. .........    32,200    1,042,475
 Delphi Financial Group, Inc.,
  Class A (a)   .....................    28,443    1,601,696
 ESG Re, Ltd.   .....................    47,400    1,025,025
 Stirling Cooke Brown
  Holdings, Ltd. (a)  ...............    64,000    1,800,000
                                                  ----------
                                                   5,469,196
                                                  ----------
LEISURE TIME-11.1%
 American Skiing Co. (a) ............   111,400    1,448,200
 Carmike Cinemas, Inc.,
  Class A (a)   .....................    77,700    2,093,044
 Powerhouse Technologies,
  Inc. (a)   ........................   182,000    1,785,875
 Steinway Musical
  Instruments, Inc. (a)  ............    71,000    2,289,750
 Trendwest Resorts, Inc. (a)   ......   116,000    1,471,750
                                                  ----------
                                                   9,088,619
                                                  ----------
MANUFACTURING-8.1%
 EASCO, Inc. ........................   174,600    1,756,912
 Hawk Corp., Class A (a) ............   101,000    1,780,125
 Regal-Beloit Corp.   ...............    35,500    1,011,750
 Varlen Corp.   .....................    61,400    2,118,300
                                                  ----------
                                                   6,667,087
                                                  ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



DESCRIPTION                                 SHARES        VALUE
--------------------------------------------------------------------
LAZARD BANTAM VALUE PORTFOLIO (CONTINUED)

MEDICAL SUPPLIES-4.3%
 ADAC Laboratories (a) ...............      90,000      $  2,025,000
 The West Company, Inc.   ............      52,800         1,494,900
                                                        ------------
                                                           3,519,900
                                                        ------------
METAL FABRICATE/HARDWARE-2.7%
 Ladish Company, Inc. (a) ............     135,000         1,687,500
 Special Metals Corp. (a) ............      40,000           560,000
                                                        ------------
                                                           2,247,500
                                                        ------------
OIL & GAS-7.2%
 Atwood Oceanics, Inc. (a)   .........      41,400         1,648,237
 Bayard Drilling Technologies,
  Inc. (a) ...........................      94,100           764,563
 Louis Dreyfus Natural Gas
  Corp. (a)   ........................      82,000         1,552,875
 Willbros Group, Inc. (a) ............     124,500         1,945,312
                                                        ------------
                                                           5,910,987
                                                        ------------
RETAIL TRADE-3.0%
 Vans, Inc. (a)  .....................     250,000         2,421,875
                                                        ------------
STEEL-2.4%
 WHX Corp. (a)   .....................     152,000         1,957,000
                                                        ------------
TELECOMMUNICATIONS
  EQUIPMENT-5.1%
 Allen Telecom, Inc. (a)  ............     268,000         3,115,500
 Cidco, Inc. (a) .....................     234,200         1,083,175
                                                        ------------
                                                           4,198,675
                                                        ------------
TOBACCO-0.4%
 Swisher International Group,
  Inc. (a) ...........................      37,200           297,600
                                                        ------------
TOYS & AMUSEMENTS-1.6%
 GT Bicycles, Inc. (a) ...............     174,700         1,277,494
                                                        ------------
TRANSPORTATION-6.5%
 Genesee & Wyoming, Inc.,
  Class A (a) ........................      63,000         1,197,000
 Interpool, Inc. .....................     147,000         2,122,312
 Pittston Burlington Group   .........     126,600         1,970,213
                                                        ------------
                                                           5,289,525
                                                        ------------
 TOTAL COMMON STOCKS
  (Identified cost $79,448,675) ......                    79,017,965
                                                        ------------
                                          PRINCIPAL
                                           AMOUNT
                                           (000)
                                          -------
REPURCHASE AGREEMENT-5.2%
 State Street Bank and Trust
 Company, 5.65%, 07/01/98
 (Dated 06/30/98, collateral-
 ized by $3,435,000 United
 States Treasury Note, 9.375%,
 02/15/06, with a value of
 $4,352,657) (Identified cost
 $4,266,000) ........................       $4,266         4,266,000
                                                         -----------
TOTAL INVESTMENTS
 (Identified cost
  $83,714,675) (d)  ..................       101.8%     $ 83,283,965
LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS  ..................        (1.8)       (1,443,022)
                                            -------     ------------
NET ASSETS ...........................       100.0%     $ 81,840,943
                                            =======     ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
24

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                           SHARES    VALUE
---------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO*

COMMON STOCKS-96.7%

AUSTRALIA-0.9%
 Broken Hill Proprietary
  Company, Ltd. ..................     18,341  $  155,408
                                               ----------
FRANCE-8.6%
 Alcatel Alsthom (Cie Generale)         1,160     236,194
 Axa-UAP  ........................      2,010     226,078
 Banque Nationale de Paris  ......      2,800     228,791
 Cie de Saint Gobain  ............        850     157,608
 Cie Generale des Eaux   .........        850     181,509
 Elf Aquitaine SA  ...............      1,450     203,864
 Rhone-Poulenc SA  ...............      3,598     202,941
                                               ----------
 TOTAL FRANCE   ..................              1,436,985
                                               ----------
GERMANY-8.2%
 Allianz AG  .....................        520     173,434
 Daimler-Benz AG   ...............      1,900     187,003
 Daimler-Benz AG (e)  ............      1,900       2,107
 Dresdner Bank AG (b) ............      3,600     194,627
 Hoechst AG  .....................      3,700     186,185
 Mannesmann AG  ..................      2,280     234,517
 Thyssen AG  .....................        650     165,433
 Viag AG  ........................        320     220,378
                                               ----------
 TOTAL GERMANY  ..................              1,363,684
                                               ----------
HONG KONG-0.9%
 HSBC Holdings, Ltd.  ............      6,126     149,829
                                               ----------

ITALY-3.8%
 Credito Italiano  ...............     18,900      98,981
 Ente Nazionale Idrocarburi
  SPA (ENI)  .....................     25,100     164,578
 Fiat SPA ........................     22,990     100,668
 Istituto Bancario San Paolo di
  Torino (a) .....................     12,000     173,238
 Telecom Italia SPA (a)  .........     18,900      91,535
                                               ----------
 TOTAL ITALY .....................                629,000
                                               ----------
JAPAN-6.2%
 Honda Motor Co.   ...............      4,000     142,909
 Matsushita Electric Industrial
  Company, Ltd. ..................     11,000     177,406
 Nippon Telegraph & Telephone
  Corp.   ........................         16     133,073
 Omron Corp. .....................      4,000      61,329
 Promise Company, Ltd.   .........      2,090      86,309
 Ricoh Company, Ltd.  ............     13,000     137,362
 Sony Corp.  .....................      1,600     138,280
 Sumitomo Trust & Banking,
  Ltd. ...........................     26,000     116,583
 Sumitomo Trust & Banking,
  Ltd. (a)   .....................          1      40,139
                                               ----------
 TOTAL JAPAN .....................              1,033,390
                                               ----------
NETHERLANDS-3.7%
 Heineken NV .....................      4,762     187,177
 Koninklijke KPN NV   ............      3,600     138,669
 Philips Electronics NV  .........      2,400     201,894
 TNT Post Group NV (a)   .........      3,600      92,092
                                               ----------
 TOTAL NETHERLANDS ...............                619,832
                                               ----------
SPAIN-2.6%
 Corporacion Bancaria de
  Espana SA (Argentaria) .........      7,600     170,486
 Telefonica de Espana ............      5,727     264,783
                                               ----------
 TOTAL SPAIN .....................                435,269
                                               ----------
SWEDEN-3.5%
 ABB AB   ........................     11,500     162,926
 Astra AB ........................      8,213     163,725
 Svenska Handelsbanken,
  Series A   .....................      4,600     213,390
 Volvo AB, Series B   ............      1,500      44,665
                                               ----------
 TOTAL SWEDEN   ..................                584,706
                                               ----------
SWITZERLAND-3.7%
 Nestle SA   .....................        100     214,356
 Novartis AG .....................        102     170,011

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



DESCRIPTION                              SHARES       VALUE
---------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO* (CONTINUED)

 Zurich Versicherungs-
  Gesellschaft  .....................        370  $   236,519
                                                  -----------
 TOTAL SWITZERLAND ..................                 620,886
                                                  -----------
UNITED KINGDOM-10.0%
 B.A.T. Industries PLC   ............     12,900      129,235
 British Aerospace PLC   ............     24,400      187,000
 British Petroleum Company
  PLC  ..............................     11,600      169,281
 Cadbury Schweppes PLC   ............     10,042      155,515
 Diageo PLC  ........................     15,448      183,134
 EMI Group PLC  .....................     13,500      118,114
 Granada Group PLC ..................     11,800      217,121
 National Power PLC   ...............     15,500      145,965
 National Westminster Bank
  PLC  ..............................      9,500      169,884
 Prudential Corporation PLC .........     15,000      197,734
                                                  -----------
 TOTAL UNITED KINGDOM ...............               1,672,983
                                                  -----------
UNITED STATES-44.6%
 Aetna, Inc. ........................      2,850      216,956
 AlliedSignal, Inc.   ...............      6,800      301,750
 American Home Products
  Corp.   ...........................      5,900      305,325
 AT&T Corp.  ........................      2,600      148,525
 BankAmerica Corp. ..................      2,590      223,873
 Bell Atlantic Corp.  ...............      6,100      278,312
 Chase Manhattan Corp.   ............      4,200      317,100
 Cognizant Corp.   ..................      4,100      258,300
 Consolidated Edison, Inc.  .........      3,700      170,431
 Deere & Co. ........................      3,800      200,925
 Dresser Industries, Inc.   .........      3,900      171,844
 Du Pont (E.I.) de Nemours &
  Co.  ..............................      3,000      223,875
 Edison International ...............      9,100      269,019
 FDX Corp. (a)  .....................      3,600      225,900
 Federated Department Stores,
  Inc. (a)   ........................      3,200      172,200
 First Union Corp. ..................      2,400      139,800
 Fleet Financial Group, Inc.   ......      2,000      167,000
 General Motors Corp. ...............      3,000      200,438
 Hewlett-Packard Co.  ...............      3,700      221,538
 Honeywell, Inc.   ..................      2,700      225,619
 International Business
  Machines Corp.   ..................      1,480      169,923
 Johnson & Johnson ..................      3,300      243,375
 McDonald's Corp.  ..................      3,500      241,500
 Mobil Corp. ........................      4,700      360,137
 Motorola, Inc. .....................      2,900      152,431
 Philip Morris Companies, Inc. ......      5,150      202,781
 Sears, Roebuck & Co. ...............      3,770      230,206
 Texas Instruments, Inc. ............      2,900      169,106
 The Hartford Financial Services
  Group, Inc.   .....................      2,630      300,806
 Toys "R" Us, Inc. (a)   ............      6,900      162,581
 Travelers Group, Inc.   ............      4,750      287,969
 TRW, Inc.   ........................      2,000      109,250
 UAL Corp. (a)  .....................      1,800      140,400
 United Technologies Corp.  .........      2,700      249,750
                                                  -----------
 TOTAL UNITED STATES  ...............               7,458,945
                                                  -----------
TOTAL COMMON STOCKS
 (Identified cost $13,029,195) ......              16,160,917
                                                  -----------
                                        PRINCIPAL
                                         AMOUNT
                                          (000)
                                         ------
REPURCHASE AGREEMENT-4.7%
State Street Bank and Trust
 Company, 5.65%, 07/01/98
 (Dated 06/30/98, collateral-
 ized by $635,000 United
 States Treasury Note, 9.375%,
 02/15/06, with a value of
 $804,640) (Identified cost
 $788,000) (h) .....................       $788       788,000
                                                  -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
26

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



DESCRIPTION                                      VALUE
---------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO* (CONTINUED)

TOTAL INVESTMENTS
 (Identified cost
  $13,817,195) (d)  ...............    101.4%  $16,948,917
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS .....................     (1.4)     (230,910)
                                       -----   -----------
NET ASSETS ........................    100.0%  $16,718,007
                                       =====   ===========

* Percentages of common stocks are presented in the portfolio by country.

  Percentages by industry are as follows:

  Aerospace & Defense 4.0%, Agricultural Machinery 1.2%, Airline 0.8%, Automotive 4.1%, Banks and Financial Services 16.7%, Chemicals & Plastics 2.5%, Computers & Business Equipment 2.3%, Conglomerates 3.4%, Construction Materials 0.9%, Consumer Goods 1.2%, Drugs & Healthcare 6.6%, Electrical Equipment 4.3%, Electronics 4.8%, Energy 2.2%, Food & Beverages 4.4%, Gas Exploration 1.2%, Hotels & Restaurants 1.4%, Insurance 6.7%, Leisure/Entertainment 2.0%, Machinery 1.4%, Manufacturing 2.3%, Miscellaneous 1.0%, Office Equipment 0.8%, Oil & Gas 1.0%, Petroleum Equipment and Services 2.0%, Retail 3.4%, Services 1.5%, Telecommunications 6.3%, Tobacco 0.8%, Transportation and Freight Services 2.0%, Utilities 3.5%.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              27

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                         SHARES        VALUE
---------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO*

COMMON STOCKS-94.2%

AUSTRALIA-1.8%
 Broken Hill Proprietary
  Company, Ltd. ..................  3,232,763   $ 27,391,960
 Westpac Banking Corp., Ltd. .....  3,752,700     22,945,455
                                                ------------
 TOTAL AUSTRALIA   ...............                50,337,415
                                                ------------
DENMARK-1.3%
 Unidanmark, Class A  ............    427,900     38,495,116
                                                ------------
FINLAND-1.0%
 Merita, Ltd.   ..................  2,239,300     14,789,622
 UPM-Kymmene OYJ   ...............    472,000     13,003,348
                                                ------------
 TOTAL FINLAND  ..................                27,792,970
                                                ------------
FRANCE-17.0%
 Alcatel Alsthom (Cie Generale)       300,940     61,276,137
 Axa-UAP  ........................    537,000     60,399,953
 Banque Nationale de Paris  ......    599,022     48,946,667
 Cie de Saint Gobain  ............    284,230     52,702,223
 Cie Generale des Eaux   .........    311,992     66,622,835
 Elf Aquitaine SA  ...............    551,600     77,552,641
 Michelin, Class B ...............    411,900     23,777,743
 Rhone-Poulenc SA  ...............  1,090,590     61,513,338
 Suez Lyonnaise des Eaux .........    195,100     32,109,516
                                                ------------
 TOTAL FRANCE   ..................               484,901,053
                                                ------------
GERMANY-11.1%
 Allianz AG  .....................     78,320     26,121,866
 Daimler-Benz AG   ...............    386,400     38,030,442
 Daimler-Benz AG (e)  ............    499,600        554,049
 Dresdner Bank AG  ...............    635,500     34,357,066
 Hoechst AG  .....................  1,138,300     57,279,506
 Mannesmann AG (b) ...............    341,250     35,105,071
 Metro AG ........................    603,270     36,461,465
 Metro AG (e)   ..................    819,070         31,792
 Thyssen AG  .....................    116,500     29,650,670
 Viag AG  ........................     85,310     58,751,293
                                                ------------
 TOTAL GERMANY  ..................               316,343,220
                                                ------------
HONG KONG-1.9%
 HSBC Holdings, Ltd.  ............  1,657,948     40,549,967
 Swire Pacific, Ltd.  ............  2,295,000      8,664,010
 Wharf Holdings, Ltd. ............  6,581,000      6,497,761
 Wharf Holdings, Ltd.
  12/31/99 warrant (a)   .........    329,050              0
                                                ------------
 TOTAL HONG KONG   ...............                55,711,738
                                                ------------
ITALY-5.7%
 Credito Italiano  ...............  3,767,400     19,730,214
 Ente Nazionale Idrocarburi
  SPA (ENI)  .....................  6,669,800     43,733,316
 Fiat SPA ........................  3,975,330     17,407,101
 Istituto Bancario San Paolo di
  Torino (a) .....................  2,962,800     42,772,377
 Telecom Italia SPA (a)  .........  8,098,000     39,219,524
                                                ------------
 TOTAL ITALY .....................               162,862,532
                                                ------------
JAPAN-14.1%
 Asahi Breweries, Ltd.   .........  1,454,000     18,402,401
 Honda Motor Co.   ...............    815,000     29,117,668
 Ito-Yokado Company, Ltd.   ......     50,000      2,361,322
 Japan Tobacco, Inc.  ............      4,448     30,206,638
 Matsushita Electric Industrial
  Company, Ltd. ..................  3,213,000     51,818,831
 Nintendo Co.   ..................    426,600     39,645,692
 Nippon Telegraph & Telephone
  Corp.   ........................      5,649     46,983,075
 Omron Corp. .....................    942,000     14,443,046
 Orix Corp.  .....................    609,800     41,323,684
 Promise Company, Ltd.   .........    542,900     22,419,606
 Ricoh Company, Ltd.  ............  2,506,000     26,479,105
 Sekisui Chemical Co. ............    630,000      3,234,975
 Sony Corp.  .....................    478,700     41,371,699
 Sumitomo Trust & Banking,
  Ltd. ...........................  7,504,000     33,647,790
                                                ------------
 TOTAL JAPAN .....................               401,455,532
                                                ------------
MALAYSIA-0.3%
 Genting Berhad ..................  4,167,500      7,531,173
                                                ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
28

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO* (CONTINUED)

NETHERLANDS-3.8%
 Heineken NV ........................    843,375   $   33,150,000
 Koninklijke KPN NV   ...............    536,900       20,680,984
 Philips Electronics NV  ............    483,800       40,698,463
 TNT Post Group NV (a)   ............    536,900       13,734,497
                                                   --------------
 TOTAL NETHERLANDS ..................                 108,263,944
                                                   --------------
SINGAPORE-0.4%
 United Overseas Bank, Ltd. .........  3,547,000       11,051,484
                                                   --------------
SPAIN-4.0%
 Corporacion Bancaria de
  Espana SA (Argentaria) ............  2,013,600       45,169,767
 Telefonica de Espana ...............  1,502,118       69,449,078
                                                   --------------
 TOTAL SPAIN ........................                 114,618,845
                                                   --------------
SWEDEN-6.9%
 ABB AB   ...........................  2,809,400       39,802,182
 Astra AB ...........................  2,142,266       42,705,654
 Electrolux AB, Series B ............  1,769,000       30,385,281
 Nordbanken Holding AB   ............  2,085,600       15,296,840
 Svenska Handelsbanken,
  Series A   ........................    952,600       44,190,321
 Volvo AB, Series B   ...............    848,650       25,270,107
                                                   --------------
 TOTAL SWEDEN   .....................                 197,650,385
                                                   --------------
SWITZERLAND-7.9%
 Credit Suisse Group AG  ............    248,010       55,275,292
 Holderbank Financiere Glarus
  AG   ..............................        670          853,926
 Nestle SA   ........................     15,044       32,247,787
 Novartis AG ........................     18,156       30,261,998
 SGS Holding SA .....................     15,093       25,625,110
 SMH AG   ...........................     18,845       14,585,181
 Zurich Versicherungs-
  Gesellschaft  .....................    105,030       67,139,299
                                                   --------------
 TOTAL SWITZERLAND ..................                 225,988,593
                                                   --------------
UNITED KINGDOM-17.0%
 B.A.T. Industries PLC   ............  3,700,400       37,071,346
 British Aerospace PLC   ............  9,284,208       71,153,453
 British Petroleum Company
  PLC  ..............................  3,533,000       51,557,696
 Cadbury Schweppes PLC   ............  1,802,631       27,916,386
 Diageo PLC  ........................  3,849,494       45,635,250
 EMI Group PLC  .....................  1,850,300       16,188,696
 Granada Group PLC ..................  1,684,308       30,991,425
 Imperial Chemical
  Industries PLC   ..................  1,717,336       27,584,733
 Lucas Varity PLC  ..................  8,053,800       32,004,882
 Mirror Group PLC  ..................  3,579,000       13,505,435
 National Power PLC   ...............  2,924,700       27,542,215
 National Westminster Bank
  PLC  ..............................  2,742,000       49,033,778
 Prudential Corporation PLC .........  2,166,300       28,556,776
 Unilever PLC   .....................  2,487,000       26,493,229
                                                   --------------
 TOTAL UNITED KINGDOM ...............                 485,235,300
                                                   --------------
 TOTAL COMMON STOCKS
  (Identified cost
   $2,055,190,208) ..................               2,688,239,300
                                                   --------------
PREFERRED STOCKS-0.3%

ITALY-0.3%
 Fiat SPA,
  (Identified cost $6,457,005) ......  3,951,650        9,841,594
                                                   --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              29

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                PRINCIPAL
                                 AMOUNT
DESCRIPTION                      (000)           VALUE
---------------------------------------------------------------
LAZARD INTERNATIONAL
EQUITY PORTFOLIO* (CONTINUED)

REPURCHASE AGREEMENT-5.0%
State Street Bank and Trust
 Company, 5.65%, 07/01/98
 (Dated 06/30/98, collateral-
 ized by $141,515,000 United
 States Treasury Note, 5.875%,
 02/28/99, with a value of
 $144,622,669) (Identified
 cost $141,784,000) (h) ......  $141,784     $141,784,000
                                              ------------
 TOTAL INVESTMENTS
 (Identified cost
  $2,203,431,213) (d).........    99.5%    $2,839,864,894
CASH AND OTHER ASSETS IN
 EXCESS OF LIABILITIES  ......     0.5         14,002,973
                                 -----     --------------
NET ASSETS  ..................   100.0%    $2,853,867,867
                                 =====     ==============

* Percentages of common and preferred stocks are presented in the portfolio by country.

  Percentages by industry are as follows:

  Aerospace & Defense 2.5%, Automotive 5.0%, Auto Parts 1.1%, Banking 16.6%, Chemicals & Plastics 3.1%, Conglomerates 2.3%, Construction Materials 1.9%, Consumers Goods 3.1%, Drugs & Health Care 2.6%, Electrical Equipment 6.8%, Electronics 1.9%, Financial Services 3.0%, Food & Beverages 5.6%, Household Products 1.1%, Insurance 6.4%, Leisure/Entertainment 1.9%, Machinery 1.2%, Manufacturing 3.6%, Miscellaneous 1.6%, Office Equipment 0.9%, Oil & Gas 6.1%, Paper Products 0.5%, Petroleum Equipment & Services 1.9%, Publishing 0.5%, Real Estate 0.2%, Retail 1.3%, Telecommunications 6.2%, Tobacco 2.4%, Toys & Amusements 1.4%, Transportation 0.8%, Utilities 1.0%.











   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
30

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                            SHARES       VALUE
---------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO*

COMMON STOCKS-94.9%

AUSTRALIA-1.9%
 Cochlear, Ltd. .....................   931,000    $ 3,623,546
 E.R.G., Ltd.   .....................   455,495        251,646
                                                   -----------
 TOTAL AUSTRALIA   ..................                3,875,192
                                                   -----------
AUSTRIA-7.2%
 Austria Mikro SystemeInterna-
  tional AG                              37,025      2,509,675
 Eybl International (a)  ............    79,200      4,088,749
 Scala Business Solutions NV (a) ....   505,140      7,564,658
 Scala Business Solutions NV
  3/31/99 warrant (a) ...............    59,100        372,650
 Scala Business Solutions NV
  3/31/01 warrant (a) ...............    59,100        279,488
                                                   -----------
 TOTAL AUSTRIA  .....................               14,815,220
                                                   -----------
CANADA-3.6%
 Club Monaco, Inc. (a), (i) .........   364,200      2,103,700
 Legacy Hotels Real Estate
  Investment Trust ..................   315,300      1,842,669
 Maple Leaf Foods, Inc.  ............   146,186      1,887,489
 Queensway Financial Holdings,
  Ltd. (a)   ........................    80,000      1,522,205
                                                   -----------
 TOTAL CANADA   .....................                7,356,063
                                                   -----------
DENMARK-0.4%
 Falck AS ...........................    14,894        921,457
                                                   -----------
FINLAND-8.5%
 Amer Group, Ltd.  ..................   191,400      3,701,554
 Asko OYJ-A, Class A  ...............   101,730      2,162,276
 Huhtamaki Group   ..................    57,100      3,271,162
 Rocla OY (a)   .....................   161,500      1,885,770
 Sampo Insurance Company, Ltd.           61,800      2,931,555
 Santasalo-JOT Group  ...............   137,000      1,749,665
 Vaisala OY  ........................    21,400      1,733,536
                                                   -----------
 TOTAL FINLAND  .....................               17,435,518
                                                   -----------
FRANCE-4.9%
 C.E.A. Industries ..................    16,871      1,925,499
 Cie des Signaux SA   ...............    39,700      3,821,791
 Compagnie Plastic-Omnium
  SA   ..............................    13,860      2,049,529
 SCOR SA (a), (b)  ..................    33,500      2,135,625
                                                   -----------
 TOTAL FRANCE   .....................                9,932,444
                                                   -----------
GERMANY-9.9%
 A.S. Creation Tapeten AG (a)  ......    24,500        750,575
 Data Modul AG  .....................    62,474      4,122,325
 DIS Deutscher Industrie
  Service AG ........................    46,000      3,826,000
 Fielmann AG ........................   112,200      3,922,598
 Hawesko Holding AG (a)  ............    31,600      1,541,934
 Holsten Brauerei AG  ...............       337         78,483
 KSB AG   ...........................     7,850      1,958,746
 Marseille-Kliniken AG   ............   286,200      4,141,961
                                                   -----------
 TOTAL GERMANY  .....................               20,342,622
                                                   -----------
HONG KONG-2.0%
 CDL Hotels International, Ltd.   .   4,976,600      1,477,308
 Esprit Asia Holdings, Ltd. ......... 5,803,500      1,760,225
 Peregrine Investment Holdings,
  Ltd. (k)   ........................ 2,163,800              0
 Shaw Brothers (Hong Kong),
  Ltd. .............................. 1,479,500        897,477
                                                   -----------
 TOTAL HONG KONG   ..................                4,135,010
                                                   -----------
IRELAND-3.0%
 Adare Printing Group PLC   .........   308,000      4,044,016
 Anglo Irish Bank Corporation
  PLC  ..............................   754,000      2,027,386
                                                   -----------
 TOTAL IRELAND  .....................                6,071,402
                                                   -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              31

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                            SHARES        VALUE
---------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP
PORTFOLIO* (CONTINUED)

ITALY-4.6%
 Banca Popolare di Brescia  .........    215,400   $  4,073,415
 Manuli Rubber Industries
  SPA (a) ...........................    699,800      3,781,106
 Premafin Finanziaria SPA (a)  ......  1,805,000      1,551,279
                                                   ------------
 TOTAL ITALY ........................                 9,405,800
                                                   ------------
JAPAN-3.3%
 Aderans Company, Ltd.   ............     93,700      2,060,085
 Honma Golf Company, Ltd.   .........    126,700        669,832
 Kawasumi Laboratories   ............     66,000      1,155,131
 Laox  ..............................    160,000        989,369
 Paris Miki, Inc.  ..................    137,900      1,816,127
                                                   ------------
 TOTAL JAPAN ........................                 6,690,544
                                                   ------------
NETHERLANDS-1.3%
 Telegraaf Holdings   ...............    110,100      2,653,991
                                                   ------------
NORWAY-3.3%
 P4 Radio Hele Norg ASA (a) .........    724,800      3,309,805
 Smedvig ASA ........................     89,700      1,018,188
 Sparebanken NOR   ..................     85,700      2,459,912
                                                   ------------
 TOTAL NORWAY   .....................                 6,787,905
                                                   ------------
PORTUGAL-1.4%
 Campanhia de Seguros
  Mundial Confianca SA (a)  .........    110,600      2,941,744
                                                   ------------
SPAIN-2.0%
 Bancon Pastor SA  ..................     72,400      4,083,860
                                                   ------------
SWEDEN-6.1%
 Caran AB ...........................    221,700      2,585,018
 Elanders AB ........................    124,750      2,002,006
 Getinge Industries AB   ............    184,798      3,776,589
 Information Highway AB (a) .........     61,600      1,351,555
 Lifco AB (a)   .....................     36,959        180,717
 Monark Stiga AB (a)  ...............    348,575      2,534,773
                                                   ------------
 TOTAL SWEDEN   .....................                12,430,658
                                                   ------------
SWITZERLAND-8.9%
 Brauerei Eoichof AG  ...............      4,228      4,188,074
 Edipresse SA   .....................     10,220      2,814,330
 Gretag Imaging Group (a)   .........     33,800      3,247,639
 Liechtenstein Global Trust AG ......      3,000      3,288,648
 Moevenpick Holding AG   ............      1,730        860,259
 SAIA-Burgess Electronics
  AG (a)  ...........................      5,900      1,589,645
 Swisslog Holding AG (a) ............     19,600      2,265,073
                                                   ------------
 TOTAL SWITZERLAND ..................                18,253,668
                                                   ------------
UNITED KINGDOM-22.6%
 Ashtead Group PLC ..................    605,200      2,374,681
 Avis Europe PLC (a), (i)   .........    636,100      2,881,785
 Carpetright PLC   ..................    357,300      1,563,049
 Corporate Services Group PLC .......    463,900      1,851,231
 Denison International
  PLC (a), (b)  .....................    121,500      2,399,625
 Devro PLC   ........................    468,300      3,936,970
 Euromoney Publications PLC .........     50,644      2,008,307
 Hogg Robinson PLC ..................    789,400      3,598,307
 Hozelock Group PLC   ...............    531,800      2,885,826
 JBA Holdings PLC  ..................    371,100      3,841,679
 London Forfaiting Company
  PLC  ..............................    510,300      2,317,570
 National Express Group PLC .........    188,500      3,059,258
 Scholl PLC  ........................    143,900      1,165,309
 Seton Healthcare Group PLC .........    264,500      3,334,349
 Signet Group PLC (a), (b)  .........    217,312      4,631,462
 Victrex PLC ........................    779,900      2,604,398
 Westminster Health
  Care Holdings PLC   ...............    337,700      1,793,067
                                                   ------------
 TOTAL UNITED KINGDOM ...............                46,246,873
                                                   ------------
 TOTAL COMMON STOCKS
  (Identified cost
   $169,013,305).....................               194,379,971
                                                   ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
32

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                PRINCIPAL
                                 AMOUNT
DESCRIPTION                       (000)            VALUE
---------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP
PORTFOLIO* (CONTINUED)

REPURCHASE AGREEMENT-2.5%
State Street Bank and Trust
 Company, 5.65%, 07/01/98
 (Dated 06/30/98, collateral-
 ized by $4,085,000 United
 States Treasury Note, 9.375%,
 02/15/06, with a value of
 $5,176,304) (Identified cost
 $5,069,000)..................     $5,069      $  5,069,000
                                               ------------
TOTAL INVESTMENTS
  (Identified cost
    $174,082,305) (d) .........     97.4%       $199,448,971
 CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES  ......      2.6           5,238,434
                                   ------       ------------
 NET ASSETS  ..................    100.0%       $204,687,405
                                   ======       ============

* Percentages of common stocks are presented in the portfolio by country.

  Percentages by industry are as follows:

  Advertising 1.4%, Apparel & Textiles 3.9%, Banks & Financial Services 9.3%, Business Services & Supplies 2.8%, Chemicals & Plastics 2.8%, Computer Software 5.9%, Computer Services 1.9%, Construction & Mining Equipment 1.0%, Cosmetics & Toiletries 0.6%, Distributions 1.6%, Diversified Holding Company 0.9%, Drugs & Health Care 6.4%, Electronics 5.6%, Food & Beverages 5.2%, Hotels & Restaurants 1.1%, Household Products & Home Furnishings 1.9%, Industrial & Machinery 5.2%, Insurance 4.7%, Leisure/Entertainment 2.0%, Manufacturing 3.5%, Medical Supplies 1.8%, Miscellaneous 4.4%, Oil & Gas 0.5%, Plastics 1.8%, Publishing 5.3%, Real Estate 1.7%, Retail 6.9%, Services 0.5%, Toys & Amusements 0.3%, Transportation 2.9%, Trucking & Freight Forwarding 1.1%.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                              SHARES        VALUE
------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO*

COMMON STOCKS-73.4%

ARGENTINA-4.4%
 Capex SA (c), (i)   ..................      68,700   $   498,075
 Capex SA   ...........................     258,900       958,069
 Quilmes Industrial
  Quinsasa (b) ........................      61,900       544,720
 Telefonica de Argentina SA (b)             131,400     4,262,288
 YPF Sociedad Anonima,
  Class D (b)  ........................     216,200     6,499,512
                                                      -----------
 TOTAL ARGENTINA  .....................                12,762,664
                                                      -----------
BRAZIL-5.5%
 Companhia Cervejaria
  Brahma (b)   ........................      84,900     1,061,250
 Souza Cruz SA ........................     797,600     5,930,881
 Telecomunicacoes Brasileiras
  SA (b) ..............................      82,600     9,018,887
                                                      -----------
 TOTAL BRAZIL  ........................                16,011,018
                                                      -----------
CHILE-5.1%
 AFP Provida SA (b)  ..................     334,000     5,573,625
 Banco BHIF (b)   .....................     289,000     4,316,937
 Quinenco SA (b)  .....................     295,400     2,658,600
 Santa Isabel SA (b) ..................     225,200     2,477,200
                                                      -----------
 TOTAL CHILE   ........................                15,026,362
                                                      -----------
COLOMBIA-1.2%
 Banco Ganadero SA (b)  ...............     204,500     3,604,312
                                                      -----------
CZECH REPUBLIC-1.9%
 Ceske Energeticke
  Zavody AS (a)   .....................     158,000     4,394,083
 Komercni Banka AS (c), (i)   .........      87,300     1,082,520
                                                      -----------
 TOTAL CZECH REPUBLIC   ...............                 5,476,603
                                                      -----------
GREECE-2.4%
 Hellenic Telecommunication
  Organization SA .....................     271,222     6,960,818
                                                      -----------
HONG KONG-4.6%
 Chen Hsong Holdings ..................   5,406,000       781,456
 Giordano International, Ltd. .........   8,738,000     1,770,607
 Guangshen Railway Company,
  Ltd. (b)  ...........................     309,300     2,107,106
 Peregrine Investment Holdings,
  Ltd. (k)  ...........................   2,329,000             0
 Shenzhen Expressway Co. (a)  .........  22,248,000     4,106,174
 Yue Yuen Industrial Holdings .........   2,574,300     4,601,711
                                                      -----------
 TOTAL HONG KONG  .....................                13,367,054
                                                      -----------
INDIA-5.2%
 Hindalco Industries, Ltd. (c)   ......     196,100     2,647,350
 Larsen & Toubro, Ltd. (c), (i)  ......     206,000     1,854,000
 Larsen & Toubro, Ltd.  ...............     572,000     3,093,387
 Mahanagar Telephone Nigam,
  Ltd. (a), (c), (i) ..................     213,000     2,172,600
 State Bank of India (a), (c), (i) ....     475,700     5,470,550
                                                      -----------
 TOTAL INDIA   ........................                15,237,887
                                                      -----------
INDONESIA-0.2%
 PT Indah Kiat Pulp & Paper
  Corp.  ..............................     877,500       169,211
 PT Semen Gresik  .....................     586,000       336,000
                                                      -----------
 TOTAL INDONESIA  .....................                   505,211
                                                      -----------
ISRAEL-4.6%
 ECI Telecom, Ltd. (b)  ...............     183,100     6,934,912
 Supersol, Ltd. (b)  ..................     397,600     6,560,400
                                                      -----------
 TOTAL ISRAEL  ........................                13,495,312
                                                      -----------
MALAYSIA-1.2%
 Jaya Tiasa Holdings Berhad   .........   2,930,000     3,635,805
                                                      -----------
MEXICO-13.2%
 Cemex SA de CV   .....................   1,662,604     6,244,826
 Fomento Economico Mexicano
  SA (a), (b)  ........................     155,500     4,912,997
 Grupo Financiero Banamex
  Accival SA de CV (a)  ...............   3,017,100     5,876,050

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
34

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                              SHARES          VALUE
------------------------------------------------------------------
LAZARD EMERGING MARKETS
PORTFOLIO* (CONTINUED)

 Grupo Industrial Maseca SA de
  CV (b)  ...........................      508,100   $  5,652,613
 Panamerican Beverages, Inc.,
  Class A (b)   .....................      198,300      6,234,056
 Pepsi-Gemex SA de CV (c)   .........      442,700      5,340,069
 Tubos de Acero de Mexico
  SA (b)  ...........................      343,500      4,401,094
                                                     ------------
 TOTAL MEXICO   .....................                  38,661,705
                                                     ------------
PERU-2.5%
 Cerveceria Backus & Johnson
  SA   ..............................    1,252,931        639,794
 Telefonica del Peru SA (b) .........      321,700      6,574,744
                                                     ------------
 TOTAL PERU  ........................                   7,214,538
                                                     ------------
PHILIPPINES-1.3%
 Benpres Holdings Corp. (a),
  (c), (i)   ........................      680,000      1,700,000
 Benpres Holdings Corp. (a) .........    5,830,000        880,791
 Philippine National Bank (a)  ......      913,400      1,084,252
                                                     ------------
 TOTAL PHILIPPINES ..................                   3,665,043
                                                     ------------
POLAND-2.3%
Bank Handlowy W.
  Warszawie  ........................      346,500      6,608,044
                                                     ------------
PORTUGAL-1.7%
 Portugal Telecom SA (b) ............       91,200      4,827,900
                                                     ------------
RUSSIA-1.1%
 AO Tatneft (b) .....................      412,300      3,195,325
                                                     ------------
SOUTH AFRICA-5.8%
 Amalgamated Banks of South
  Africa, Ltd.  .....................      871,723      5,439,081
 Barlow, Ltd.   .....................      749,136      3,947,808
 JD Group, Ltd. .....................      528,978      3,559,228
 Rembrandt Group, Ltd.   ............      651,100      4,062,513
                                                     ------------
 TOTAL SOUTH AFRICA   ...............                  17,008,630
                                                     ------------
SOUTH KOREA-4.7%
 Kookmin Bank (c), (i)   ............       67,018        258,019
 Kookmin Bank   .....................      411,137      1,527,166
 Korea Electric Power Corp. .........      289,400      3,087,917
 Korea Mobile Telecom Corp. .........        8,493      3,838,861
 Samsung Electronics Co. ............      102,174      3,162,706
 SK Telecom Company, Ltd. (b) .......      344,900      1,918,506
                                                     ------------
 TOTAL SOUTH KOREA ..................                  13,793,175
                                                     ------------
THAILAND-1.3%
 Bangkok Expressway Public
  Company, Ltd. (a)   ...............    4,900,000      1,973,933
 Industrial Finance Corporation
  of Thailand   .....................    5,159,800      1,063,750
 Thai Farmers Bank Public
  Company, Ltd. .....................      865,000        763,537
                                                     ------------
 TOTAL THAILAND .....................                   3,801,220
                                                     ------------
VENEZUELA-3.2%
 Compania Anonima Nacional
  Telefonos de Venezuela (b)   ......      174,800      4,370,000
 Corporacion EDC SACA (a)   .........    4,409,666              0
 Electricidad de Caracas ............    6,113,754      2,762,988
 Mavesa SA (b)  .....................      714,700      2,278,106
                                                     ------------
 TOTAL VENEZUELA   ..................                   9,411,094
                                                     ------------
 TOTAL COMMON STOCKS
  (Identified cost
  $268,139,477) .....................                 214,269,720
                                                     ------------
PREFERRED STOCKS-17.7%

ARGENTINA-1.6%
 Quilmes Industrial Quinsasa
  (b)  ..............................      470,350      4,585,913
                                                     ------------
BRAZIL-16.1%
 Banco Bradesco SA ..................  682,969,111      5,698,545
 Banco Itau SA  .....................   10,726,000      6,120,929

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



DESCRIPTION                             SHARES         VALUE
----------------------------------------------------------------
LAZARD EMERGING MARKETS
PORTFOLIO* (CONTINUED)

 Cemig Cia Energetica de
  MinasGerais   .....................  193,457,516   $ 6,021,763
 Cia Riograndense Telecom (a) .......    6,093,900     6,644,250
 Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar (c) ........................      267,600     6,054,450
 Companhia Cervejaria
  Brahma (a) ........................    7,551,100     4,700,871
 Companhia Cimento Portland .........   19,890,000     3,527,248
 Companhia Paranaense
  de Energia-Copel (b)   ............      329,300     3,046,025
 Copel Paranqense de Energia ........  236,399,000     2,207,522
 Telesp de Sao Paulo SA  ............    9,620,000     2,262,453
 Telesp Tel Sao Paulo (e)   .........      452,118         7,232
 Telesp Celular SA (a)   ............    9,620,000       798,513
                                                     -----------
 TOTAL BRAZIL   .....................                 47,089,801
                                                     -----------
 TOTAL PREFERRED STOCKS
 (Identified cost $54,910,972) ......                 51,675,714
                                                     -----------
CONVERTIBLE BONDS-0.2%

PHILIPPINES-0.2%
 Bacnotan Consolidated
  Industries, 5.50%, 6/21/04 (i)
  (Identified cost $1,050,775) ......     $1,112   $    400,320
                                                   ------------
REPURCHASE AGREEMENT-9.3%
 State Street Bank and Trust
 Company, 5.65%, 07/01/98
 (Dated 06/30/98, collateral-
 ized by $27,160,000 United
 States Treasury Note, 5.875%,
 02/28/99, with a value of
 $27,756,434) (Identified cost
  $27,212,000) (h) ..................     27,212     27,212,000
                                                   ------------
 TOTAL INVESTMENTS
  (Identified cost
   $351,313,224) (d)  ...............     100.6%   $293,557,754
 LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS .................       (0.6)     (1,611,002)
                                          ------   ------------
 NET ASSETS  ........................     100.0%   $291,946,752
                                          ======   ============

* Percentages of common stocks, preferred stocks, and convertible bonds are presented in the portfolio by country.

   Percentages by industry are as follows:

   Banks & Financial Services 18.8%, Brewery 2.3%, Conglomerates 6.2%, Construction & Materials 6.9%, Electrical Equipment 1.1%, Food & Beverages 9.2%, Machinery 0.3%, Metals 0.9%, Oil & Gas 3.3%, Paper Products 0.1%, Railroad 0.7%, Retail 7.7%, Steel 1.5%, Telecommunications 20.8%, Tobacco 2.0%, Utilities 9.5%.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
36

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



                                         PRINCIPAL
                                          AMOUNT
DESCRIPTION                                (000)        VALUE
---------------------------------------------------------------
LAZARD BOND PORTFOLIO

ASSET-BACKED SECURITIES-10.9%
 Chase Manhattan Grantor
  Trust, Series 1996-B, Class A
   6.61%, 09/15/02  ..................    $  709     $   714,572
 Citibank Credit Card Master
  Trust, Series 1998-1, Class B
   5.875%, 01/15/03 ..................       993         987,414
 Delta Funding Home
  Equity Loan Trust:
  Series 1996-1, Class A6
   1.00%, 10/25/28  ..................     1,000       1,019,687
  Series 1996-2, Class A3
   7.54%, 10/25/14  ..................        37          38,474
  Series 1997-3, Class A6
   7.72%, 05/25/20  ..................       394         416,852
 EQCC Home Equity Loan Trust,
  Series 1994-2, Class A2
   7.35%, 06/15/14  ..................       125         127,686
 First USA Credit Card Master
  Trust, Series 1997-6, Class B
   6.58%, 03/17/05  ..................     1,461       1,489,986
 Fleetwood Credit Grantor Trust,
  Series 1997-B, Class A
   6.40%, 05/15/13  ..................       674         680,751
 IMC Home Equity Loan Trust:
  Series 1996-3, Class A2
   7.06%, 04/25/11  ..................        58          59,139
  Series 1997-3, Class A6
   7.52%, 08/20/28  ..................     1,186       1,219,350
 NationsBank Auto Owner
  Trust, Series 1996-A, Class A4
   6.625%, 12/15/00 ..................       440         443,437
 PNC Student Loan Trust I,
  Series 1997-2, Class A7
   6.728%, 01/25/07 ..................       867         907,125
 Sears Credit Account Master
  Trust: Series 1996-4, Class A
   6.45%, 10/16/06  ..................     1,051       1,065,777
  Series 1996-3, Class A
   7.00%, 07/15/08  ..................       735         766,466
 Southern Pacific Secured Assets
  Corp., Series 1997-1, Class A6
   7.15%, 04/25/27  ..................     1,155       1,191,587
 The Money Store Trust:
  Series 1996-C, Class A11
   6.635%, 09/15/14 ..................       116         117,123
  Series 1996-B, Class A14
   7.35%, 05/15/12  ..................       116         119,405
 Travelers Bank Credit Card
  Master Trust, Series 1998-1,
  Class A 0.99%, 01/01/05 ............        91          91,107
 UCFC Loan Trust, Series
  1997-C, Class A
   8.00%, 09/15/00  ..................       578         106,027
                                                     -----------
 TOTAL ASSET-BACKED SECURITIES
  (Identified cost $11,360,238) ......                11,561,965
                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS-9.9%
 Asset Securitization Corp.:
  Series 1996-D2, Class ACS2
   1.581%, 02/28/26 (f)   ............     2,125         203,635
  Series 1996-MD6, Class A1B
   6.88%, 11/13/29 (f) ...............       248         257,414
  Series 1996-D3, Class A1A
   7.01%, 10/13/26  ..................        88          89,907
  Series 1995-MD4, Class A1
   7.10%, 08/13/29  ..................       312         327,468
  Series 1996-D3, Class A1B
   7.21%, 10/31/26  ..................       375         394,492
 BCF L.L.C., Series 1996-R1,
  Class R2
   6.104%, 03/25/37 (f)   ............       383         385,119
 Bear Stearns Secured Investors
  Trust, Series 1998, Class IO
   3.152%, 10/30/18 (f)   ............     2,873         286,852
 CS First Boston Mortgage,
  Series 1997-C1, Class AIB
   7.15%, 08/20/06 (f) ...............       780         817,565

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              37

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



                                         PRINCIPAL
                                          AMOUNT
DESCRIPTION                               (000)        VALUE
-----------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)

 DLJ Mortgage Acceptance
  Corp., Series 1993-MF7,
  Class A1 7.40%, 06/18/03   .........    $  332      $  345,223
 Federal Home Loan Mortgage
  Corp.:
  Series 1679 Class J
   6.00%, 02/15/09  ..................       359         354,849
  Series 1478 Class H
   6.50%, 03/15/08  ..................       373         379,877
  Series 1946, Class PD
   6.75%, 05/15/24  ..................       683         695,807
 Federal National Mortgage
  Association REMIC:
  Series 1992-203, Class SA
   3.375%, 11/25/07 (f)   ............       312          25,211
  Series 1992-129 Class G
   4.00%, 06/25/18  ..................       699         677,156
  Series 1994-48, Class E
   6.00%, 11/25/08  ..................       517         516,674
  Series 1996-40, Class J
   6.00%, 12/25/08  ..................       840         831,600
  Series 1993-134, Class K
   6.50%, 05/25/08  ..................       424         426,401
  Series 1999-97, Class SA
   10.00%, 04/25/21 ..................       104           5,328
 First Union Lehman Brothers
  Bank, Series 1998-C2, Class
  A1 6.28%, 06/18/07   ...............     1,040       1,047,982
 G3 Mortgage Reinsurance,
  Ltd., 8.50%, 05/25/08 (i)  .........       300         300,000
 GMAC Commercial Mortgage
  Securities, Inc., Series
  1996-C1, Class A2A
   6.79%, 09/15/03 (f) ...............       290         296,204
 Headlands Mortgage
  Securities, Inc.:
  Series 1997-1, Class X1
   0.673%, 03/25/27 ..................     7,873         131,798
  Series 1997-4, Class X
   1.126%, 11/25/27 ..................     4,638         142,446
 LB Commercial Conduit
  Mortgage Trust, Series
  1996-C2, Class A
   0.00%, 10/25/26  ..................       321         336,544
 Merrill Lynch Mortgage
  Investments, Inc., Series
  1996-C1, Class IO
   0.569%, 04/25/28 (f), (i) .........     4,664         129,720
 Midland Realty Acceptance
  Corp., Series 1996-C1, Class
  A2 7.475%, 12/25/05  ...............       344         365,215
 Morgan Stanley Capital One,
  Inc.:
  Series 1996-WF1,Class X
   1.417%, 11/15/28 (f), (i) .........     2,740         182,404
  Series 1997-C1, Class IO
   2.354%, 02/15/20 (f)   ............       668          16,506
 Prudential Home Mortgage
  Security, Series 1993-41,
  Class A5 0.839%, 10/25/00  .........    25,251         253,018
 Structured Asset Securitization
  Corp.:
  Series 1996-CFL, Class X1
   1.35%, 02/25/28 (f) ...............     2,521         133,185
  Series 1996-CFL, Class X2
   1.217%, 02/25/28 (f)   ............     1,509          38,197
 United States Department of
  Veteran Affairs, Series 1997-1,
  Class IO 0.37%, 02/15/27 (f) ......      9,364         130,225
                                                     -----------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Identified cost $10,843,155) .......               10,524,022
                                                     -----------
CORPORATE BONDS-27.7%

AEROSPACE & DEFENSE-1.4%
 Lockheed Martin Corp.,
  7.45%, 06/15/04   ..................       328         346,768
 Raytheon Co.,
  6.30%, 03/15/05   ..................       832         830,178

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
38

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
                                    AMOUNT
DESCRIPTION                          (000)        VALUE
-----------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)

 Sabreliner Corp.,
  11.00%, 06/15/08 (i) .........    $  300     $  300,000
                                               ----------
                                                1,476,946
                                               ----------
BANKING-0.6%
 Capital One Bank:
  6.70%, 05/15/08   ............       416        420,393
  7.15%, 09/15/06   ............       268        271,484
                                               ----------
                                                  691,877
                                               ----------
BREWERY-0.8%
 Anheuser Busch Company,
  Inc., 7.10%, 06/15/07   ......       799        834,148
                                               ----------
BROADCASTING-0.2%
 Cox Communications, Inc.,
  6.50%, 11/15/02   ............       265        266,561
                                               ----------
BUILDING & CONSTRUCTION-0.3%
 CSC Holdings, Ltd.,
  10.50%, 05/15/16  ............       258        300,570
                                               ----------
COMMUNICATION SERVICES-0.3%
 Talton Holdings, Inc.,
  11.00%, 06/30/07  ............       253        271,975
                                               ----------
COMPUTERS-0.5%
 Unisys Corp.,
  12.00%, 04/15/03 (h) .........       465        527,775
                                               ----------
COMPUTERS & BUSINESS EQUIPMENT-0.3%
 PSINet Inc.,
  10.00%, 02/15/05 (i) .........       310        316,200
                                               ----------
CONGLOMERATES-0.3%
 Climachem, Inc.,
  10.75%, 12/01/07 (i) .........       310        321,625
                                               ----------
CONTAINERS-0.1%
 Amtrol Acquisition, Inc.,
  10.625%, 12/31/06 ............        82         82,000
                                               ----------
ENERGY-1.0%
 Michael Petroleum Corp.,
  11.50%, 04/01/05 (i) .........       263        256,754
 Midamerican Energy Co.,
  6.375%, 06/15/06  ............       454        453,509
 Panenergy Corp.,
  7.375%, 09/15/03  ............       174        182,432
 Transamerican Energy Corp.:
  0.00%, 06/15/02   ............       119         97,580
  11.50%, 06/15/02  ............        50         46,500
                                               ----------
                                                1,036,775
                                               ----------
ENTERTAINMENT-0.5%
 Casino America, Inc.,
  12.50%, 08/01/03  ............        84         94,920
 Livent, Inc.,
  9.375%, 10/15/04  ............       400        401,500
                                               ----------
                                                  496,420
                                               ----------
ENVIROMENTAL SERVICES-0.3%
 Envirosource, Inc.,
  9.75%, 06/15/03   ............       287        289,870
                                               ----------
EQUIPMENT RENTAL-0.2%
 Neff Corp.,
  10.25%, 06/01/08 (i) .........       175        175,875
                                               ----------
FINANCIAL SERVICES-8.2%
 AT&T Capital Corp.,
  6.60%, 05/15/05   ............       586        590,161
 Aetna Services, Inc.,
  6.75%, 08/15/01   ............       192        195,170
 Avco Financial Services, Inc.,
  6.35%, 09/15/00   ............       128        128,992
 Bank of New York Company,
  Inc., 6.625%, 06/15/03  ......       235        239,507
 Commercial Credit Group,
  Inc., 6.50%, 08/01/04   ......       428        436,474
 Countrywide Home Loans,
  Inc., 6.51%, 02/11/05   ......       156        157,014
 Finova Capital Corp.,
  6.15%, 03/31/03   ............       762        761,200

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------





                                    PRINCIPAL
                                     AMOUNT
DESCRIPTION                          (000)        VALUE
----------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)

 First USA Trust, Series 1998-1
  6.50%, 01/18/06 (i)   .........    $  400     $  402,432
 Fleet Financial Group,
  7.25%, 09/01/99 ...............       161        163,260
 Ford Motor Credit Co.,
  6.125%, 04/28/03   ............       743        743,052
 General Motors Acceptance
  Corp.,
   6.75%, 02/07/02   ............       821        837,108
 Goldman Sachs Group LP:
  6.625%, 12/01/04 (i)  .........       521        529,705
  8.00%, 03/01/13 (i)   .........       485        554,012
 Heller Financial, Inc.,
  6.50%, 11/01/01 ...............       279        280,741
 MBNA Corp.,
  6.75%, 03/15/08 (i)   .........       429        435,221
 Merrill Lynch & Company, Inc.,
  6.00%, 01/15/01 ...............       333        333,180
 Norwest Financial, Inc.,
  6.125%, 08/01/03   ............       164        164,681
 Republic New York Corp.,
  7.25%, 07/15/02 ...............       838        872,777
 Resolution Funding Strips,
  0.00%, 04/15/07 ...............     1,248        765,423
 Sears, Roebuck Acceptance
  Corp.,
   7.14%, 05/02/03   ............       149        155,192
                                                ----------
                                                 8,745,302
                                                ----------
FUNERAL SERVICES-0.4%
 Service Corp. International,
  6.75%, 06/01/01 ...............       377        382,448
                                                ----------
HEALTHCARE-0.3%
 Dynacare, Inc.,
  10.75%, 01/15/06   ............       122        129,320
 Quest Diagnostics, Inc.,
  10.75%, 12/15/06   ............       218        243,615
                                                ----------
                                                   372,935
                                                ----------
INDUSTRIAL-0.7%
 Aqua Chemical, Inc.,
  11.25%, 07/01/08 (i)  .........       250        254,375
 Iridium LLC,
  10.875%, 07/15/05  ............       125        124,062
 J.H. Heafner, Inc.,
  10.00%, 05/15/08 (i)  .........       310        317,750
                                                ----------
                                                   696,187
                                                ----------
INDUSTRIAL & MACHINERY-0.6%
 High Voltage Engineering
  Corp., 10.50%, 08/15/04  ......       374        387,090
 Orbcomm Global LP,
  14.00%, 08/15/04   ............       196        221,970
                                                ----------
                                                   609,060
                                                ----------
LEISURE TIME-0.4%
 Booth Creek Ski Holdings,
  Inc., 12.50%, 03/15/07   ......       420        449,400
                                                ----------
MANUFACTURING-0.2%
 Elgar Holdings, Inc.,
  9.875%, 02/01/08 (i)  .........       220        198,000
 W.R. Carpenter North America,
  Inc., 10.625%, 06/15/07  ......        54         56,835
                                                ----------
                                                   254,835
                                                ----------
MINING-0.4%
 Pen Holdings, Inc.,
  9.875%, 06/15/08 (i)  .........       400        406,000
                                                ----------
MORTGAGE BACKED SECURITIES-1.0%
 Countrywide Funding Corp.,
  7.26%, 05/10/04 ...............       353        368,645
 Fort James Corp.,
  6.875%, 09/15/07   ............       636        652,390
                                                ----------
                                                 1,021,035
                                                ----------
OIL & GAS-1.4%
 Abraxas Petroleum Corp.:
  11.50%, 11/01/04   ............       150        154,875
  11.50%, 11/01/04 (i)  .........       150        154,875

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
40

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------





                                         PRINCIPAL
                                          AMOUNT
DESCRIPTION                                (000)        VALUE
----------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)

 Occidental Petroleum Corp.,
  6.40%, 04/01/03   ..................    $  449     $   448,097
 Texaco Capital, Inc.,
  6.00%, 06/15/05   ..................       776         775,193
                                                     -----------
                                                       1,533,040
                                                     -----------
OTHER-0.4%
 RMOF, 2.16%, 01/31/22 ...............     4,929         466,802
                                                     -----------
RESTAURANTS, LODGING &
  ENTERTAINMENT-0.4%
 American Restaurant Group,
  Inc., 11.50%, 02/15/03 (i) .........       420         420,000
                                                     -----------
RETAIL-2.2%
 Frank's Nursery & Crafts, Inc.,
  10.25%, 03/01/08 (i) ...............       300         306,750
 Home Interiors & Gifts, Inc.,
  10.125%, 06/01/08 (i)   ............       300         306,375
 Jitney-Jungle Stores of America,
  Inc., 10.375%, 09/15/07 ............       560         597,800
 May Department Stores Co.,
  9.875%, 12/01/02  ..................       680         777,519
 Petro Shopping Centers,
  10.50%, 02/01/07  ..................       365         386,900
                                                     -----------
                                                       2,375,344
                                                     -----------
TELECOMMUNICATIONS-2.1%
 Communications Instruments,
  Inc., 10.00%, 09/15/04  ............       300         308,250
 Fundy Cable Ltd.,
  11.00%, 11/15/05  ..................       452         501,720
 Globalstar LP,
  11.50%, 06/01/05 (i) ...............       125         121,719
 GTE Corp.,
  9.10%, 06/01/03   ..................       395         443,024
 LodgeNet Entertainment Corp.,
  10.25%, 12/15/06  ..................       245         252,350
 United States West Capital
  Funding, Inc.,
   6.25%, 07/15/05  ..................       594         593,329
                                                     -----------
                                                       2,220,392
                                                     -----------
TRANSPORTATION-0.4%
 Atlantic Express, Inc.,
  10.75%, 02/01/04 (i) ...............       407         433,455
                                                     -----------
TRANSPORTATION & FREIGHT SERVICES-0.3%
 Atlas Air, Inc.,
  9.25%, 04/15/08 (i)  ...............       310         308,450
                                                     -----------
UTILITIES-1.5%
 National Rural Utilities
  Cooperative,
   6.125%, 05/15/05 ..................       778         783,213
 Texas Utilities Co.,
  6.375%, 10/01/04 (i) ...............       821         835,285
                                                     -----------
                                                       1,618,498
                                                     -----------
 TOTAL CORPORATE BONDS
  (Identified cost $29,004,063) .......               29,401,800
                                                     -----------
MUNICIPALS-1.9%
 Atlanta, Georgia Water &
  Sewer Revenue,
   5.25%, 01/01/27  ..................       330         330,792
 Long Island Power Authority
  New York Electric,
   5.25%, 12/01/26  ..................     1,040       1,013,480
 Maryland Street Revenue,
  4.75%, 03/01/05   ..................       645         665,253
                                                     -----------
 TOTAL MUNICIPALS
  (Identified cost $2,014,027)  ......                 2,009,525
                                                     -----------
MORTGAGE PASS-THROUGH
  SECURITIES-30.1%
 Federal Home Loan Mortgage
  Corp.:
  6.097%, 09/25/36 (f) ...............       356         357,651
  6.50%, 04/15/22   ..................       775         786,486
  6.50%, TBA  ........................     3,315       3,337,774
  6.75%, 05/15/08   ..................       619         637,056
  7.00%, 10/01/12   ..................       329         335,537
  7.871%, 09/01/26 (f) ...............       114         116,317
  7.913%, 11/01/26 (f) ...............       128         131,445

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              41

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------




                                         PRINCIPAL
                                          AMOUNT
DESCRIPTION                               (000)         VALUE
-------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)

 Federal National Mortgage
  Association:
  6.089%, 12/01/36  .................. $ 455         $     460,894
  6.099%, 09/01/37  ..................   283               287,011
  6.115%, 12/01/37  ..................   299               302,455
  6.25%, 03/25/23   ..................   367               369,866
  6.50%, 12/25/22   ..................   502               509,199
  6.50%, 07/25/23   ..................   434               431,225
  6.50%, TBA  ........................ 1,843             1,853,358
  6.50%, TBA  ........................ 2,357             2,347,407
  6.769%, 05/01/25  ..................   567               580,476
  7.00%, TBA  ........................ 2,578             2,624,713
  7.075%, 05/01/06  ..................   451               465,330
  7.603%, 06/01/25 (f) ...............   158               161,888
  7.606%, 08/01/27  ..................   554               569,675
  7.783%, 05/01/25  ..................   276               284,419
  7.843%, 07/01/25 (f) ...............   235               240,811
  7.86%, 04/01/24   ..................   391               404,425
  10.00%, 08/01/18  ..................   301                78,716
  10.095%, 05/25/21 (f)   ............   191                52,110
 Government National
  Mortgage Association:
  0.00%, 12/20/27   .................. 1,960             1,988,376
  5.50%, 07/20/27   ..................   261               265,854
  5.50%, 09/20/27   ..................   390               395,825
  5.50%, 10/20/27   ..................   952               965,833
  6.00%, 05/20/28   ..................   110               112,358
  6.00%, 06/20/28   .................. 2,557             2,585,766
  6.50%, 11/20/26   ..................   874               893,904
  6.50%, 03/20/27   ..................   729               745,574
  7.00%, 09/20/26   ..................   391               400,668
  7.00%, 10/20/26   ..................   733               749,577
  7.00%, TBA  ........................ 4,946             5,024,790
                                                     -------------
 TOTAL MORTGAGE PASS-THROUGH
  SECURITIES
  (Identified cost $31,740,871) ......                  31,854,769
                                                     -------------

U.S. GOVERNMENT
  OBLIGATIONS-20.2%
 Tennessee Valley Authority
  Federal,
  0.00%, 11/15/29  ..................    751               708,869
 United States Treasury Notes:
  3.625%, 07/15/02  .................. 1,845             1,824,816
  5.875%, 11/15/05  ..................   427               435,138
  6.25%, 02/28/02 (h)  ............... 6,673             6,826,279
  7.75%, 12/31/99   .................. 1,058             1,091,390
 United States Treasury Strips:
  0.00%, 11/15/04   .................. 5,661             3,987,665
  0.00%, 05/15/08 (h)  ............... 7,017             4,046,283
  0.00%, 02/15/16   .................. 5,892             2,160,243
  0.00%, 02/15/25   .................. 1,500               333,795
                                                     -------------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS
  (Identified cost $21,144,327)                         21,414,478
                                                     -------------
REPURCHASE AGREEMENT-13.6%
State Street Bank and Trust
 Company, 5.65%, 07/01/98
 (Dated 06/30/98, collateral-
 ized by $14,410,000 United
 States Treasury Note, 5.750%,
 10/31/02, with a value of
 $14,647,275) (Identified cost
 $14,358,000) (h)  ..................  14,358           14,358,000
                                                     -------------
 TOTAL INVESTMENTS
 (Identified cost $120,464,681)
  (d)   ..............................  114.3%       $ 121,124,559
 LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS  ..................  (14.3)         (15,182,118)
                                        -----        -------------
 NET ASSETS   ........................  100.0%       $ 105,942,441
                                        =====        =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
42

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                        PRINCIPAL
                                         AMOUNT
DESCRIPTION                               (000)        VALUE
--------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO

CORPORATE BONDS-86.3%
AEROSPACE & DEFENSE-1.5%
 Sabreliner Corp.,
  11.00%, 06/15/08 (i)  ............       $  500  $  500,000
                                                   ----------
AUTOMOTIVE--2.3%
 J.B. Poindexter & Co.,
  12.50%, 05/15/04   ...............          500     505,000
 United Auto Group, Inc.,
  11.00%, 07/15/07   ...............          250     241,250
                                                   ----------
                                                      746,250
                                                   ----------
BROADCASTING-1.7%
 Spanish Broadcasting Systems,
  Inc., 11.00%, 03/15/04   .........          500     540,000
                                                   ----------
CHEMICALS-1.6%
 Climachem, Inc.:
  10.75%, 12/01/07 (i)  ............          250     259,375
  10.75%, 12/01/07   ...............          260     271,050
                                                   ----------
                                                      530,425
                                                   ----------
COMPUTER SERVICES-1.6%
  PSINet, Inc.:
  10.00%, 02/15/05 (i)  ............          250     255,000
  10.00%, 02/15/05   ...............          250     255,625
                                                   ----------
                                                      510,625
                                                   ----------
CONTAINERS-0.8%
 Amtrol, Inc.,
 10.625%, 12/31/06   ...............          250     250,000
                                                   ----------
COSMETICS & TOILETRIES-3.1%
 Jafra Cosmetics International,
  Inc., 11.75%, 05/01/08 (i)  ......          500     500,000
 Styling Technology Corp.,
  10.875%, 07/01/08 (i) ............          500     501,250
                                                   ----------
                                                    1,001,250
                                                   ----------
ELECTRONICS-1.6%
 Communications Instruments,
  Inc.,
  10.00%, 09/15/04   ...............          500     510,000
                                                   ----------
ENERGY-3.7%
 Forman Petroleum Corp.,
  Series B 13.50%, 06/01/04   ......          250     227,500
 Forman Petroleum Corp.
  06/01/04 warrant   ...............          250       2,500
 Mariner Energy, Inc., Series B
  10.50%, 08/01/06   ...............          500     507,500
 Transamerican Energy Corp.
  Series B:
   0.00%, 06/15/02   ...............          300     244,500
   11.50%, 06/15/02  ...............          250     232,500
                                                   ----------
                                                    1,214,500
                                                   ----------
ENTERTAINMENT-4.7%
 LodgeNet Entertainment Corp.,
  10.25%, 12/15/06   ...............          500     515,000
 Penn National Gaming, Inc.,
  10.625%, 12/15/04 (i) ............          500     525,000
 Young America Corp.,
  11.625%, 02/15/06 (i) ............          500     490,000
                                                   ----------
                                                    1,530,000
                                                   ----------
EQUIPMENT RENTAL-1.6%
 Neff Corp.,
  10.25%, 06/01/08 (i)  ............          500     502,500
                                                   ----------
FOOD & BEVERAGES-4.4%
 American Restaurant Group,
  Inc.,
  11.50%, 02/15/03 (i) ............           700     700,000
 Fresh Foods, Inc.,
  10.75%, 06/01/06 (i)  ............          250     250,000
 Mrs. Fields Original,
  10.125%, 12/01/04 (i) ............          500     485,000
                                                   ----------
                                                    1,435,000
                                                   ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                    PRINCIPAL
                                     AMOUNT
DESCRIPTION                          (000)        VALUE
---------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)

GAMING-0.8%
 Trump Atlantic City Associates,
  11.25%, 05/01/06  ............       $  250  $  243,125
                                               ----------
HEALTHCARE-1.6%
 Dynacare, Inc.,
  10.75%, 01/15/06  ............          500     530,000
                                               ----------
INDUSTRIAL-5.9%
 Aqua Chemical, Inc.,
  11.25%, 07/01/08 (i) .........          500     508,750
 J.H. Heafner, Inc.,
  10.00%, 05/15/08 (i) .........          500     512,500
 Mediq, Inc.:
  11.00%, 06/01/08 (i) .........          500     513,750
  13.00%, 06/01/09 (i) .........          250     136,250
 Pen Holdings, Inc.,
  9.875%, 06/15/08 (i) .........          250     250,625
                                               ----------
                                                1,921,875
                                               ----------
LEISURE TIME-1.7%
 Booth Creek Ski Holdings,
  Inc., Series B
   12.50%, 03/15/07 ............          500     535,000
                                               ----------
MANUFACTURING-12.4%
 American ECO Corp.,
  9.625%, 05/15/08 (i) .........          500     502,500
 Axiohm Transaction Solutions,
  9.75%, 10/01/07   ............          250     253,125
  9.75%, 10/01/07 (i)  .........          250     253,125
 CSC Holdings, Inc.,
  10.50%, 05/15/16  ............          250     291,250
 Doe Run Resources Corp.,
  11.25%, 03/15/05 (i) .........          500     505,000
 Elgar Holdings, Inc.,
  9.875%, 02/01/08 (i) .........          500     450,000
 Henry Co.,
  10.00%, 04/15/08 (i) .........          500     506,250
 High Voltage Engineering
  Corp.,
   10.50%, 08/15/04 ............          500     517,500
 Ntex, Inc.,
  11.50%, 06/01/06 (i) .........          250     247,500
 WHX Corp.,
  10.50%, 04/15/05 (i) .........          500     507,500
                                               ----------
                                                4,033,750
                                               ----------
MORTGAGE BACKED
  SECURITIES-4.3%
 Orbcomm Global LP,
  14.00%, 08/15/04  ............          500     566,250
 Precise Technology, Inc.,
  11.125%, 06/15/07 ............          500     511,250
 Roller Bearing Company
  America, Inc.,
   9.625%, 06/15/07 ............          300     305,250
                                               ----------
                                                1,382,750
                                               ----------
OFFICE EQUIPMENT-0.8%
 US Office Products Co.,
  9.75%, 06/15/08 (i)  .........          250     247,500
                                               ----------
OIL & GAS-3.1%
 Abraxas Petroleum Corp.,
  11.50%, 11/01/04  ............          500     516,250
 Michael Petroleum Corp.,
  11.50%, 04/01/05 (i) .........          250     244,062
 Transamerican Refining Corp.,
  16.00%, 06/30/03  ............          250     257,500
                                               ----------
                                                1,017,812
                                               ----------
OTHER-0.8%
 Livent, Inc.,
  9.375%, 10/15/04  ............          250     250,938
                                               ----------
PUBLISHING-1.6%
 T/SF Communications Corp.,
  10.375%, 11/01/07 (i)   ......          500     507,500
                                               ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
44

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PRINCIPAL
                                              AMOUNT
DESCRIPTION                                   (000)       VALUE
----------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)

RETAIL-5.6%
 Frank's Nursery & Crafts, Inc.,
  10.25%, 03/01/08 (i) ...............       $  500  $   505,000
 Home Interiors & Gifts, Inc.,
  10.125%, 06/01/08 (i)   ............          500      510,625
 Jitney-Jungle Stores of America,
  Inc.,
   10.375%, 09/15/07   ...............          500      533,750
 Petro Stopping Centers,
  10.50%, 02/01/07  ..................          250      265,000
                                                     -----------
                                                       1,814,375
                                                     -----------
SECURITY-1.5%
 Loomis Fargo & Co.,
  10.00%, 01/15/04  ..................          500      500,000
                                                     -----------
TELECOMMUNICATIONS-12.7%
 Dictaphone Corp.,
  11.75%, 08/01/05  ..................          500      502,500
 Dobson Communications
  Corp.,
   11.75%, 04/15/07 ..................          250      271,250
 Econophone, Inc.,
  13.50%, 07/15/07  ..................          250      280,000
 Facilicom International, Inc.,
  10.50%, 01/15/08 (i) ...............          250      245,000
 Fundy Cable, Ltd.,
  11.00%, 11/15/05  ..................          500      555,000
 IPC Information Systems, Inc.,
  1.00%, 05/01/08 (f)  ...............          500      352,500
 Iridium LLC,
  10.875%, 07/15/05 ..................          250      248,125
 Long Distance International,
  Inc.,
   12.25%, 04/15/08 (i)   ............          300      300,000
 Teligent, Inc.,
  11.50%, 12/01/07  ..................          250      252,500
 USN Communications, Inc.,
  0.00%, 08/15/04   ..................          500      370,000
 Viatel, Inc.,
  11.25%, 04/15/08 (i) ...............          250      262,500
 Winstar Communications, Inc.,
  15.00%, 03/01/07  ..................          150      197,250
 Winstar Equipment Corp.,
  12.50%, 03/15/04  ..................          250      283,125
                                                     -----------
                                                       4,119,750
                                                     -----------
TRANSPORTATION-3.2%
 Atlantic Express, Inc.,
  10.75%, 02/01/04 (i) ...............          495      527,175
 Navigator Gas Transport,
  10.50%, 06/30/07 (i) ...............          500      525,000
                                                     -----------
                                                       1,052,175
                                                     -----------
TRANSPORTATION & FREIGHT
  SERVICES-0.8%
 Atlas Air, Inc.,
  9.25%, 04/15/08 (i)  ...............          250      248,750
                                                     -----------
UTILITIES-0.9%
 Empire Gas Corp.,
  7.00%, 07/15/04 (f)  ...............          300      277,500
                                                     -----------
 TOTAL CORPORATE BONDS
  (Identified cost $28,101,973) ......                27,953,350
                                                     -----------
                                             SHARES
                                             ------
PREFERRED STOCKS-5.1%
 Adelphia Communications
  Corp. ..............................        3,000      366,000
 Dobson Communications
  Corp. (i)   ........................          257      269,850
 High Voltage Engineering
  Corp. ..............................          250      260,000
 Nextel Communications,
  Inc. (i) ...........................          257      264,710

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              45

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



DESCRIPTION                               SHARES         VALUE
-------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)

 Paxson Communications
  Corp. (a), (i)   ..................     20           $    200,000
 Paxson Communications Corp.              16                 16,880
 Sinking Fund Holdings Group,
  Inc. (i)   ........................    310                272,025
                                                       ------------
 TOTAL PREFERRED STOCKS
  (Identified cost $1,612,595) ......                     1,649,465
                                                       ------------
                                           PRINCIPAL
                                            AMOUNT
                                            (000)
                                            ------
REPURCHASE AGREEMENT-15.3%

 State Street Bank and Trust
 Company, 5.65%, 07/01/98
 (Dated 06/30/98, collateral-
 ized by $4,970,000 United
 States Treasury Note, 5.000%,
 02/15/99, with a value of
 $5,047,631) (Identified cost
  $4,948,000)........................         $4,948      4,948,000
                                                       ------------
TOTAL INVESTMENTS
  (Identified cost
   $34,662,568) (d)..................         106.7%   $ 34,550,815
 LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS ..................          (6.7)     (2,164,529)
                                             ------    ------------
 NET ASSETS  ........................         100.0%   $ 32,386,286
                                             ======    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
46

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------





                                       PRINCIPAL
                                        AMOUNT
DESCRIPTION                              (000)        VALUE
---------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO*

CURRENCY DENOMINATED BONDS-93.2%
ARGENTINE PESO-1.2%
 Argentina Bocon, (USD),
  0.00%, 09/01/02 ..................   $   150     $   183,825
 Banco Hipotecario Nacional,
  (USD), 8.50%, 07/01/49   .........       180         149,871
 Republic of Argentina:
  0.00%, 03/31/05 ..................       300         265,200
  0.00%, 04/01/07 ..................       862         728,571
                                                   -----------
 TOTAL ARGENTINE PESO   ............                 1,327,467
                                                   -----------
AUSTRALIAN DOLLAR-1.5%
 Commonwealth of Australia,
  10.00%, 10/15/02   ...............     2,280       1,664,814
                                                   -----------
AUSTRIAN SCHILLING-1.2%
 Republic of Austria,
  8.00%, 03/18/02 ..................    14,670       1,296,741
                                                   -----------
BRAZILIAN REAL-0.4%
 Salomon BRF Structured
  Notes, (USD),
   0.00%, 08/17/98   ...............       400         379,200
                                                   -----------
BRITISH POUND-10.9%
 Bayerische Landesbank
  Girozentrale,
   8.50%, 02/26/03   ...............       275         485,570
 Birmingham Midshires
  Building Society,
   9.125%, 01/05/06 (h) ............       550       1,033,701
 British Aerospace PLC,
  11.875%, 12/29/08 (h) ............       540       1,257,221
 Chelsea Village PLC,
  8.875%, 12/17/07   ...............       326         559,291
 Coca Cola Enterprises,
  6.75%, 03/12/08 ..................       163         272,841
 Finance for Residence Society
  House,
   11.126%, 10/05/58 (f)   .........       300         794,881
 Haven Funding PLC,
  8.125%, 09/30/37   ...............       290         589,529
 HMV Media Group PLC,
  10.875%, 05/15/08  ...............       300         487,135
 Merrill Lynch & Company, Inc.,
  7.375%, 12/06/01   ...............       387         646,578
 Middleweb PLC,
  10.50%, 05/30/08 (a), (i)   ......       274         457,498
 North American Capital Corp.,
  8.25%, 11/17/03 (h)   ............       876       1,519,335
 Sutton Bridge Financing, Ltd.,
  8.625%, 06/30/22   ...............       438         867,502
 United Kingdom Treasury
  Bonds, 8.00%, 06/07/21 (h)  ......       526       1,141,741
 West LB Finance Curacao NV,
  8.50%, 06/02/03 (h)   ............       710       1,252,912
 William Hill Finance PLC,
  10.625%, 04/30/08  ...............       330         548,935
                                                   -----------
 TOTAL BRITISH POUND ...............                11,914,670
                                                   -----------
CANADIAN DOLLAR-2.2%
 Argos Funding Trust,
  5.963%, 02/27/06   ...............       250         169,209
 Call Net Enterprises, Inc.,
  8.375%, 08/15/07   ...............       761         537,491
 Government of Canada,
  8.00%, 06/01/23 ..................       589         533,744
 Molson Breweries Company,
  Ltd.,
   6.00%, 06/02/08 (i)  ............       800         548,266
 Quebec Housing,
  8.95%, 05/13/13 ..................       407         354,851
 UniHost Corp.,
  10.00%, 06/30/03 (a)  ............       402         269,084
                                                   -----------
 TOTAL CANADIAN DOLLAR  ............                 2,412,645
                                                   -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT
DESCRIPTION                             (000)        VALUE
--------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME

PORTFOLIO* (CONTINUED)

COLOMBIAN PESO-0.3%
 Salomon COP Linked Clean
  Notes, (USD):
   0.00%, 09/23/98  ...............  $       84   $    83,767
   0.00%, 10/02/98  ...............         200       204,520
 Salomon COP Swap,
  0.00%, 01/06/99   ...............          50        50,140
                                                  -----------
 TOTAL COLOMBIAN PESO  ............                   338,427
                                                  -----------
DANISH KRONE-10.0%
 Kingdom of Denmark,
  7.00%, 11/10/24   ...............       5,452       962,939
 Nykredit AS:
  6.00%, 10/01/26 (h)  ............      56,451     8,192,976
  8.00%, 10/01/26 (h)  ............      12,296     1,832,542
                                                  -----------
 TOTAL DANISH KRONE ...............                10,988,457
                                                  -----------
ESTONIAN KROON-0.1%
 Merita Bank CP,
  10.00%, 12/28/98 (f) ............       1,000        76,471
                                                  -----------
FRENCH FRANC-5.1%
 Credit Foncier de France,
  7.50%, 03/29/05 (h)  ............      18,250     3,441,590
 Government of France,
  0.00%, 04/25/21 (h)  ............      31,444     1,517,974
 Neopost,
  5.914%, 09/30/07 (f), (i)  ......       3,300       564,947
                                                  -----------
 TOTAL FRENCH FRANC ...............                 5,524,511
                                                  -----------
GERMAN MARK-8.1%
 Autobahn Tank & Rast,
  6.00%, 10/16/00   ...............         943       539,096
 Baden Wurttemberg,
  6.75%, 06/22/05   ...............         914       562,809
 Derby Cycle Corp.,
  9.375%, 05/15/08  ...............         379       207,000
 Euronet Services, Inc.,
  12.375%, 07/01/06 (a)   .........       1,061       364,021
 Exide Holdings,
  9.125%, 04/15/04 (i) ............       1,005       557,265
 Federal Republic of Germany,
  0.00%, 01/04/21 (h)  ............      19,135     3,141,484
 Haus,
  4.493%, 05/14/35 (f) ............         999       554,085
 Impress Metal Pack Holding,
  9.875%, 05/29/07 (i) ............         927       537,788
 Ineos PLC,
  8.625%, 04/30/05  ...............         890       493,499
 Land Hessen,
  6.00%, 11/29/13 (h)  ............       1,000       616,491
 Sirona Dental Systems,
  9.125%, 07/15/08 (a), (i)  ......         550       305,733
 Texon International PLC,
  10.00%, 02/01/08  ...............         948       525,659
 Viatel, Inc.,
  11.15%, 04/15/08 (i) ............         800       462,447
                                                  -----------
 TOTAL GERMAN MARK  ...............                 8,867,377
                                                  -----------
GREEK DRACHMA-0.4%
 Republic of Hellenic:
  11.10%, 06/30/00  ...............      30,000        99,648
  11.10%, 08/14/03 (f) ............     113,000       375,155
                                                  -----------
 TOTAL GREEK DRACHMA   ............                   474,803
                                                  -----------
HUNGARIAN FORINT-0.7%
 Government of Hungary:
  16.00%, 01/12/00  ...............     110,000       500,823
  16.50%, 04/12/99  ...............      39,000       178,046
  23.00%, 05/06/99  ...............       7,000        33,526
 Republic of Hungary,
  19.50%, 01/12/99  ...............      12,000        55,459
                                                  -----------
 TOTAL HUNGARIAN FORINT   .........                   767,854
                                                  -----------
IRISH POUND-0.5%
 Republic of Ireland,
  8.00%, 08/18/06   ...............         295       491,377
                                                  -----------
ITALIAN LIRA-9.4%
 Films PLC,
  6.938%, 03/31/05 (f) ............   1,000,000       562,825

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
48

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                       PRINCIPAL
                                        AMOUNT
DESCRIPTION                             (000)         VALUE
---------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO* (CONTINUED)

 Republic of Italy,
  8.75%, 07/01/06 ..................  $13,775,000   $ 9,672,543
                                                    -----------
 TOTAL ITALIAN LIRA  ...............                 10,235,368
                                                    -----------
JAPANESE YEN-22.6%
 Asterique,
  2.48%, 01/23/02 ..................      191,549     1,385,187
 European Investment Bank,
  3.00%, 09/20/06 ..................      309,000     2,476,112
 Export-Import Bank of Japan,
  4.375%, 10/01/03 (h)  ............      798,000     6,694,728
 Federal National Mortgage
  Association,
   2.125%, 10/09/07  ...............      920,000     6,998,973
 International Bank for
  Reconstruction and
  Development,
   4.75%, 12/20/04 (h)  ............      495,600     4,352,674
 Isveimer,
  4.15%, 03/23/99 ..................      187,000     1,406,523
 Nippon Credit Bank, Ltd.:
  1.80%, 07/27/00 ..................       60,000       412,324
  3.05%, 05/25/01 ..................       30,000       204,621
 Republic of Austria:
  4.50%, 09/28/05 ..................       80,000       701,526
  6.25%, 10/16/03 ..................       15,000       136,825
                                                    -----------
 TOTAL JAPANESE YEN  ...............                 24,769,493
                                                    -----------
LEBANESE POUND-0.5%
 Lebanon Treasury Notes,
  21.62%, 10/22/98   ...............      397,310       279,673
 Paribas LBP Treasury Bills:
  0.00%, 07/09/98 ..................      350,000       230,610
  0.00%, 09/24/98 ..................       80,000        51,386
                                                    -----------
 TOTAL LEBANESE POUND   ............                    561,669
                                                    -----------
LITHUANIAN LITAS-0.1%
 Hansa Lithuanian Treasury Bill,
  0.00%, 07/23/98 ..................          350        86,946
                                                    -----------
MEXICAN PESO-1.2%
 Mexican Cetes:
  0.00%, 09/24/98 ..................        2,500       264,334
  0.00%, 01/14/99 ..................        6,200       606,594
  0.00%, 04/08/99 ..................        2,226       207,237
 Satelites Mexicanos SA de CV,
  10.125%, 11/01/04 (h), (i)  ......          159       154,826
 UDI Bonos,
  7.00%, 05/27/99 ..................          350        85,296
                                                    -----------
 TOTAL MEXICAN PESO  ...............                  1,318,287
                                                    -----------
NETHERLANDS GUILDER-0.8%
 Government of Netherlands,
  8.75%, 01/15/07 ..................        1,426       893,026
                                                    -----------
POLISH ZLOTY-0.4%
 Government of Poland:
  14.00%, 02/12/00   ...............          900       238,744
  16.00%, 10/12/98   ...............          820       231,869
 Polish Treasury Bill,
  0.00%, 12/30/98 ..................           50        12,961
                                                    -----------
 TOTAL POLISH ZLOTY  ...............                    483,574
                                                    -----------
RUSSIAN ROUBLE-0.2%
 Lehman GKO Structured Note,
  0.00%, 03/17/99 ..................        2,000       206,052
                                                    -----------
SOUTH AFRICAN RAND-0.1%
 Government of Namibia:
  12.00%, 04/15/02   ...............          210        31,192
  12.00%, 04/15/05   ...............          210        29,626
 South African Roads,
  11.50%, 09/30/05   ...............          500        69,351
                                                    -----------
 TOTAL SOUTH AFRICAN RAND  .........                    130,169
                                                    -----------
SPANISH PESETA-6.5%
 Catalunya Generalitat,
  9.30%, 11/24/03 ..................       67,000       524,291
 Kingdom of Spain,
  7.90%, 02/28/02 ..................      910,170     6,610,380
                                                    -----------
 TOTAL SPANISH PESETA   ............                  7,134,671
                                                    -----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                      PRINCIPAL
                                       AMOUNT
DESCRIPTION                             (000)      VALUE
-------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO* (CONTINUED)

SWEDISH KRONA-1.4%
 Kingdom of Sweden,
  9.00%, 04/20/09   ...............   $  9,000    $1,501,418
                                                  ----------
THAILAND BAHT-0.0%
 Finance One PLC, (USD),
  2.00%, 08/31/01   ...............        220        17,600
                                                  ----------
TURKISH LIRE-0.8%
 Credit Suisse TRL Weekly Roll,
  0.00%, 10/08/98   ...............    500,000       316,232
 Turkey Treasury Bill,
  0.00%, 09/30/98   ...............    188,611       607,581
                                                  ----------
 TOTAL TURKISH LIRE ...............                  923,813
                                                  ----------
UNITED STATES DOLLAR-6.6%
 Cargill TRL Weekly Roll,
  0.00%, 09/17/98   ...............        300       321,953
 Conproca SA De C V,
  12.00%, 06/16/10 (i) ............        100       101,500
 Credit Lyonnais Paris,
  6.75%, 09/19/49 (f)  ............        580       565,964
 Doe Run Resources Corp.,
  11.25%, 03/15/05 (h), (i)  ......        159       160,590
 Federal Farm Credit Banks,
  5.55%, 07/01/99   ...............        450       449,716
 Federal Home Loan Banks,
  5.69%, 10/02/98 (h)  ............        110       110,034
 Federal Republic of Brazil,
  6.688%, 04/15/12 (f) ............         49        34,300
 Forman Petroleum Corp.,
  13.50%, 06/01/04 (h) ............        309       281,190
 High Voltage Engineering
  Corp.,
   10.50%, 08/15/04 (h)   .........        157       162,495
 ICF Kaiser International, Inc.,
  13.00%, 12/31/03 (f), (h)  ......        115       124,200
 Imasac SA,
  11.00%, 05/02/05 (i) ............        100        92,000
 ING Bank NV, (London),
  0.00%, 02/12/99 (h), (i)   ......        700       721,000
 Innova S De R.L.,
  12.875%, 04/01/07 ...............        234       237,510
 Intertek Finance Corp. PLC,
  10.25%, 11/01/06 (h) ............         39        41,340
 Mastellone Hermanos SA,
  11.75%, 04/01/08 (i) ............        209       208,216
 Monterrey Power SA de CV,
  9.625%, 11/15/09 (i) ............        100        94,000
 Poindexter (J.B.) & Co.,
  12.50%, 05/15/04 (h) ............         80        80,800
 Rao Gazprom,
  12.75%, 03/13/00  ...............        159       137,805
 Reliance Industries, Ltd.,
  9.375%, 06/24/26 (h), (i)  ......        250       233,575
 Republic of Brazil,
  6.688%, 04/15/06 (f) ............        242       197,650
 Republic of Korea,
  8.875%, 04/15/08  ...............         40        36,178
 Republic of Panama,
  0.00%, 07/17/14   ...............        300       223,125
 Salomon Corporation Linked
  Clean Note,
   0.00%, 09/30/98  ...............        130       117,247
 Silgan Holdings, Inc.,
  13.25%, 07/15/06  ...............          1         1,110
 SK Telecom Company, Ltd.,
  7.75%, 04/29/04   ...............        300       251,822
 Standard Chartered Bank,
  6.15%, 12/29/49 (f)  ............        360       229,104
 Subic Power Corp.,
  9.50%, 12/28/08 (h)  ............        189       178,276
 Talton Holdings, Inc.,
  11.00%, 06/30/07 (h) ............        186       199,950
 Total Access Communications,
  2.00%, 05/31/06   ...............        100        82,000
 Transamerican Energy Corp.,
  11.50%, 06/15/02  ...............         38        35,340
 Trump Atlantic City Associates,
  11.25%, 05/01/06  ...............          9         8,753

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
50

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                           AMOUNT
DESCRIPTION                                (000)            VALUE
------------------------------------- --------------- --------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO* (CONTINUED)

 TTB Finance Cayman, Ltd.,
  6.634%, 03/18/07 (f)   ............   $      486     $    464,130
 United States Treasury Bills:
  0.00%, 08/20/98  ..................           15           14,899
  0.00%, 10/15/98  ..................           50           49,263
  5.16%, 05/27/99  ..................          160          152,432
 United States Treasury Bonds,
  0.00%, 11/15/24  ..................        3,334          753,418
 United States Treasury Strips,
  0.00%, 02/15/16  ..................           72           26,398
 Waxman Industries, Inc.,
  0.00%, 06/01/04  ..................           95           90,250
                                                       ------------
 TOTAL UNITED STATES DOLLAR .........                     7,269,533
                                                       ------------
TOTAL CURRENCY DENOMINATED
  BONDS
  (Identified cost
    $104,140,339)  ..................                   102,056,433
                                                       ------------
                                            SHARES
                                          ----------
PREFERRED STOCKS-0.1%

 Forman Petroleum Corp.  ............          142            7,100
 Forman Petroleum Corp. (i) .........        1,217           60,850
 ICG Holdings, Inc.   ...............            6            7,080
 Paxson Communications Corp.                    15           15,825
                                                       ------------
 TOTAL PREFERRED STOCKS
  (Identified cost $93,414) .........                        90,855
                                                       ------------
                                         PRINCIPAL
                                          AMOUNT
                                          (000)
                                        ------------
COMMERCIAL PAPER-4.9%
 American Express Credit Corp.:
  5.48%, 09/09/98  ..................   $       72           71,233
  5.49%, 07/08/98  ..................          160          159,829
  5.49%, 08/10/98  ..................          225          223,627
  5.50%, 07/10/98  ..................           70           69,904

 Ford Motor Credit Corp.:
  5.46%, 07/07/98  ..................          120          119,891
  5.49%, 08/07/98  ..................           30           29,831
  5.50%, 08/20/98  ..................          215          213,357
 General Electric Capital Corp.:
  5.26%, 07/13/98  ..................          100           99,825
  5.30%, 09/14/98  ..................          130          128,565
  5.30%, 11/06/98  ..................          100           98,115
  5.37%, 08/10/98  ..................          100           99,403
  5.37%, 08/24/98  ..................          110          109,114
  5.41%, 09/17/98  ..................          110          108,711
  5.43%, 10/15/98  ..................          330          324,724
  5.48%, 11/23/98  ..................          120          117,351
  5.50%, 08/06/98  ..................          325          323,212
  5.50%, 08/31/98  ..................          185          183,276
  5.50%, 09/09/98  ..................          460          455,081
  5.50%, 10/13/98  ..................          100           98,411
  5.51%, 08/24/98  ..................          110          109,091
  5.52%, 07/27/98  ..................          100           99,601
  5.54%, 07/22/98  ..................          110          109,645
 General Motors Acceptance
  Corp.:
  5.52%, 09/02/98  ..................           60           59,421
  5.54%, 07/22/98  ..................          320          318,966
  5.69%, 07/07/98  ..................          180          179,829
 Prudential Funding Corp.:
  5.43%, 09/22/98  ..................          450          444,367
  5.43%, 10/28/98  ..................          300          294,615
  5.44%, 11/16/98  ..................           50           48,957
  5.45%, 11/23/98  ..................           60           58,683
  5.47%, 08/10/98  ..................           95           94,423
  5.48%, 07/30/98  ..................           50           49,779
  5.50%, 07/30/98  ..................           50           49,779
  5.50%, 08/14/98  ..................          257          255,272
  5.50%, 09/02/98  ..................           64           63,384
  5.51%, 07/06/98  ..................          120          119,908
                                                       ------------
 TOTAL COMMERCIAL PAPER
  (Identified cost $5,389,180) ......                     5,389,180
                                                       ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              51

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                      PRINCIPAL
                                       AMOUNT
DESCRIPTION                            (000)        VALUE
------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO* (CONTINUED)

DISCOUNT NOTES-0.2%
 Federal National Mortgage
  Association:
  5.26%, 04/23/99   ...............     $30       $   28,702
  5.30%, 04/23/99   ...............     170          162,592
                                                  ----------
 TOTAL DISCOUNT NOTES
  (Identified cost $191,294) ......                  191,294
                                                  ----------
REPURCHASE AGREEMENT-1.5%

 State Street Bank and Trust
 Company, 5.65%, 07/01/98
 (Dated 06/30/98, collateral-
 ized by $1,385,000 United
 States Treasury Note, 9.375%,
 02/15/06, with a value of
 $1,755,001) (Identified cost
  $1,720,000) (h)..................  1,720         1,720,000
                                                  ----------
 TOTAL INVESTMENTS
  (Identified cost
  $111,534,227) (d)............      99.9%      $109,447,762
 CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES  ......       0.1             74,430
                                    ------      ------------
 NET ASSETS  ..................     100.0%      $109,522,192
                                    ======      ============

* Percentages of holdings are presented in the portfolio by currency denomination.

  Percentages by type are as follows:

  Collateralized Mortgage Obligations 6.5%, Commercial Paper 4.9%, Corporate Bonds 48.8%, Discount Notes 0.2%, Foreign Government Obligations 33.8%, Preferred Stocks 0.1%, Step-up Bonds 0.5%, Structured Notes 2.3%, United States Government Obligations 1.3%.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
52

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)

Forward Foreign Currency Contracts open at June 30, 1998:


                                                         U.S. $ Cost        U.S. $          Unrealized
  Foreign Currency     Expiration        Foreign        on Origination      Current        Appreciation
 Purchase Contracts       Date          Currency             Date            Value        (Depreciation)
-------------------------------------------------------------------------------------------------------
          ARS            12/30/98            120,751       $  118,500       $  118,337      $     (163)
          ARS              1/7/99            114,840          110,000          109,791            (209)
          ATS              9/4/98          3,041,066          244,843          240,728          (4,115)
          AUD             9/14/98            479,883          288,026          298,164          10,138
          BEL             9/14/98        151,137,050        4,150,121        4,081,028         (69,093)
          BRL             9/22/98            541,440          450,000          453,695           3,695
          BRL             9/30/98             78,456           65,599           65,538             (61)
          CAD             9/14/98          5,017,593        3,445,361        3,414,695         (30,666)
          CHF             9/14/98          1,191,694          815,112          792,847         (22,265)
          CLP             8/24/98         50,000,000          109,075          103,943          (5,132)
          CLP             9/14/98         61,001,200          130,000          125,926          (4,074)
          CLP            10/22/98         30,007,943           63,698           61,405          (2,293)
          CNY              9/9/98            732,427           87,000           87,218             218
          CNY            10/28/98          2,523,000          300,000          296,349          (3,651)
          CNY            10/30/98            920,000          100,000          107,996           7,996
          COP             8/10/98        137,655,000           95,000           96,394           1,394
          COP            10/15/98        493,185,000          330,000          330,551             551
          CZK             6/28/99         15,971,050          445,000          450,182           5,182
          DEM             9/14/98         10,513,256        5,947,920        5,855,669         (92,251)
          DKK             9/14/98         29,854,950        4,447,731        4,359,911         (87,820)
          ESP             9/14/98         96,756,784          643,984          632,649         (11,335)
          FIM             9/14/98          5,252,773          978,480          962,307         (16,173)
          FRF             9/14/98         42,775,294        7,230,197        7,106,935        (123,262)
          GBP             9/14/98            144,424          237,620          240,137           2,517
          GRD             2/16/99          5,000,000           15,559           15,852             293
          GRD              5/6/99          8,748,120           26,946           27,466             520
          GTQ             11/9/98            644,370          100,000          101,421           1,421
          HKD              7/2/98          2,496,960          322,326          322,214            (112)
          HKD              7/9/98          2,496,960          322,118          322,012            (106)
          HKD             7/16/98          1,317,874          169,121          169,849             728
          HKD              9/9/98          2,496,960          320,000          320,174             174
          IDR            10/14/98        539,000,000          140,000           32,623        (107,377)
          IEP              7/3/98             48,239           67,534           67,375            (159)
          ILS             6/11/99            611,200          160,000          159,034            (966)
          INR             9/14/98          5,922,000          140,000          135,950          (4,050)
          ITL             9/14/98      3,624,293,583        2,076,816        2,042,384         (34,432)
          JPY            12/11/98      1,159,498,323        8,868,579        8,589,648        (278,931)
          KES              9/2/98          3,645,154           59,600           58,941            (659)
          KES             9/29/98          4,400,587           71,000           70,074            (926)
          KRW              7/8/98        287,600,000          189,619          207,978          18,359
          KRW              8/7/98        237,600,000          165,000          168,391           3,391

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              53

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)


                                                          U.S. $ Cost         U.S. $          Unrealized
  Foreign Currency     Expiration        Foreign         on Origination       Current        Appreciation
 Purchase Contracts       Date           Currency             Date             Value        (Depreciation)
----------------------------------------------------------------------------------------------------------
          KRW             8/10/98         332,325,000      $   225,000       $   235,025     $     10,025
          KRW            11/23/98         189,360,000          120,000           126,347            6,347
          KRW             4/20/99         174,900,000          110,000           110,929              929
          KRW             4/27/99         270,300,000          170,000           171,057            1,057
          MXN              7/2/98           1,378,960          160,000           153,426           (6,574)
          MXN            11/23/98             556,800           60,000            57,509           (2,491)
          NLG             9/14/98           8,792,690        4,419,326         4,345,241          (74,085)
          NOK             9/14/98           6,000,000          780,843           784,156            3,313
          PEN             7/13/98             212,700           75,000            72,138           (2,862)
          PEN             7/30/98             106,412           37,000            35,914           (1,086)
          PEN             8/20/98             620,351          214,580           208,346           (6,234)
          PHP              7/7/98           9,990,000          277,007           238,141          (38,866)
          PHP              8/6/98           6,408,000          160,000           150,630           (9,370)
          PHP             9/17/98           4,587,000          110,000           106,396           (3,604)
          PLN            10/13/98             330,858           90,000            90,801              801
          PLN            11/16/98              90,000           24,617            24,393             (224)
          ROL              7/6/98       1,068,952,443          122,059           122,107               48
          ROL             7/22/98         992,906,184          113,485           110,536           (2,949)
          ROL              9/2/98         581,943,040           64,000            64,000                0
          RUB             8/14/98           1,666,645          257,000           252,993           (4,007)
          SEK             9/14/98           9,325,158        1,190,954         1,172,713          (18,241)
          SVC             8/10/98             889,010          100,000           101,328            1,328
          THB              7/8/98           6,416,000          160,000           151,275           (8,725)
          THB              8/7/98           1,228,200           30,514            28,419           (2,095)
          THB             8/24/98           4,482,500          110,000           102,614           (7,386)
          THB             8/31/98           7,615,000          183,053           173,561           (9,492)
          THB             9/10/98           6,590,000          141,416           149,151            7,735
          TRL              7/7/98      48,297,060,000          180,000           179,456             (544)
          VEB             7/10/98          37,553,000           68,000            66,451           (1,549)
          VEB             7/22/98         178,640,000          320,000           307,702          (12,298)
          VEB             7/27/98          44,829,925           79,100            76,340           (2,760)
          ZAR             10/5/98           4,399,058          869,321           712,916         (156,405)
          ZAR             10/6/98             639,815          117,000           103,662          (13,338)
          ZAR            10/14/98             478,512           94,682            77,367          (17,315)
          ZAR            10/16/98             252,875           50,000            40,864           (9,136)
                                                           -----------       -----------     ------------
                                                           $55,331,442       $54,107,685     $ (1,223,757)
                                                           -----------       -----------     ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
54

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)

--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)


                                                       U.S. $ Cost         U.S. $          Unrealized
 Foreign Currency    Expiration        Foreign        on Origination       Current        Appreciation
  Sale Contracts        Date          Currency             Date             Value        (Depreciation)
-------------------------------------------------------------------------------------------------------
         AUD            9/14/98            947,882      $   556,407       $   588,943      $ (32,536)
         BEL            9/14/98          3,822,283          104,700           103,210          1,490
         CAD            9/14/98            630,862          431,952           429,330          2,622
         DEM            9/14/98          3,698,100        2,071,332         2,059,766         11,566
         DKK            9/14/98         87,452,347       12,948,315        12,771,229        177,086
         ESP            9/14/98        462,648,189        3,022,155         3,025,048         (2,893)
         FRF            9/14/98          1,731,820          291,800           287,735          4,065
         GBP            9/14/98            773,216        1,260,115         1,285,647        (25,532)
         HKD             7/2/98          2,496,960          322,209           322,214             (5)
         HKD             9/9/98          2,496,960          317,518           320,174         (2,656)
         IDR           10/14/98        539,000,000           53,103            32,623         20,480
         INR            9/14/98          6,262,500          150,000           143,767          6,233
         ITL            9/14/98      1,079,161,255          609,631           608,135          1,496
         JPY           12/11/98      1,659,182,953       12,618,301        12,291,348        326,953
         KRW             7/8/98        287,600,000          198,777           207,978         (9,201)
         KRW            8/10/98        100,000,000           67,340            70,721         (3,381)
         KRW           11/23/98        127,840,000           80,000            85,299         (5,299)
         KRW            4/20/99        174,900,000           99,658           110,929        (11,271)
         MXN             7/2/98          1,378,960          157,362           153,426          3,936
         NLG            9/14/98            547,126          271,550           270,383          1,167
         NOK            9/14/98          6,482,658          872,509           847,236         25,273
         PHP             7/7/98         18,135,750          460,000           432,318         27,682
         SEK            9/14/98          2,512,431          321,400           315,958          5,442
         XEU            9/14/98            502,365          560,328           553,305          7,023
         ZAR            10/5/98          4,399,058          828,593           712,916        115,677
         ZAR            10/6/98            639,815          115,594           103,662         11,932
         ZAR           10/14/98            478,000           86,111            77,284          8,827
                                                        -----------       -----------      -----------
                                                        $38,876,760       $38,210,584      $ 666,176
                                                        -----------       -----------      -----------
Net unrealized depreciation on Forward Foreign Currency Contracts                          $(557,581)
                                                                                           ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              55

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                    PRINCIPAL
                                     AMOUNT
DESCRIPTION                          (000)        VALUE
------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO*

CURRENCY DENOMINATED BONDS-82.2%
ARGENTINE PESO-2.9%
 Republic of Argentina, (USD),
  1.00%, 03/31/05 (f)  ............ $1,200      $ 1,056,780
 Argentina Bocon, (USD),
  1.00%, 09/01/02 (f), (h)   ......  5,095        6,243,923
 Banco Hipotecario Nacional,
  8.50%, 07/01/49   ...............  1,650        1,373,824
 Republic of Argentina:
  1.00%, 04/01/07 (f)  ............  3,693        3,121,210
  1.00%, 04/01/07 (f), (h)   ......  2,990        2,526,916
                                                -----------
 TOTAL ARGENTINE PESO  ............              14,322,653
                                                -----------
AUSTRALIAN DOLLAR-1.0%
 Commonwealth of Australia,
  9.50%, 08/15/03 (h)  ............    886          650,280
 Credit Foncier,
  8.50%, 09/09/02 (h)  ............  6,000        4,055,979
                                                -----------
 TOTAL AUSTRALIAN DOLLAR  .........               4,706,259
                                                -----------
BRAZILIAN REAL-1.3%
 Cargill Brazilian Structured
  Notes:
   0.00%, 09/17/98  ...............  2,252        2,091,405
   9.14%, 10/15/98  ...............  1,026          919,496
 Republic of Brazil (USD):
  6.688%, 04/15/06 (f) ............  2,182        1,778,847
  6.688%, 04/15/12 (f) ............  1,968        1,377,600
                                                -----------
 TOTAL BRAZILIAN REAL  ............               6,167,348
                                                -----------
BRITISH POUND-3.6%
 Birmingham Midshires
  Building Society,
   9.125%, 01/05/06 ...............    450          845,755
 British Aerospace PLC,
  11.875%, 12/29/08 ...............    440        1,024,403
 Chelsea Village PLC,
  8.875%, 12/17/07  ...............  1,233        2,115,356
 Coca Cola Enterprises,
  6.75%, 03/12/08   ...............    697        1,166,690
 Finance for Residence
  Society House,
   11.126%, 10/05/58 (f)  .........    600        1,589,763
 HMV Media Group PLC,
  10.875%, 05/15/08 ...............  1,270        2,062,205
 Merrill Lynch & Company, Inc.,
  7.375%, 12/06/01  ...............     85          142,013
 Middleweb PLC,
  10.50%, 05/30/08 (i) ............  1,170        1,953,549
 North American Capital Corp.,
  8.25%, 11/17/03   ...............  1,225        2,124,641
 Sutton Bridge Financing, Ltd.,
  8.625%, 06/30/22  ...............  1,287        2,549,030
 William Hill Finance PLC,
  10.625%, 04/30/08 ...............  1,371        2,280,574
                                                -----------
 TOTAL BRITISH POUND   ............              17,853,979
                                                -----------
CANADIAN DOLLAR-1.0%
 Argos Funding Trust,
  5.963%, 02/27/06  ...............  1,000          676,837
 Call Net Enterprises, Inc.,
  8.375%, 08/15/07  ...............  1,945        1,373,746
 Molson Breweries Company,
  Ltd., 6.00%, 06/02/08 (i)  ......    629          431,074
 Ntex, Inc. (USD),
  11.50%, 06/01/06 (i) ............  1,100        1,089,000
 UniHost Corp.,
  10.00%, 06/30/03  ...............  1,714        1,147,287
                                                -----------
 TOTAL CANADIAN DOLLAR ............               4,717,944
                                                -----------
CHINESE RENMINBI-0.1%
 SC CNY NDF Structured Note,
  (USD), 10.068%, 11/04/98   ......    720          706,320
                                                -----------
COLOMBIAN PESO-0.5%
 Salomon COP Linked Clean
  Notes, (USD):
  0.00%, 08/20/98   ...............  1,041          980,375

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
56

===============================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT
DESCRIPTION                           (000)         VALUE
-------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO* (CONTINUED)

  0.00%, 09/23/98   ...............   $    550    $   542,622
  0.00%, 10/02/98   ...............        300        306,780
 Salomon COP Swap (USD),
  0.00%, 01/06/99   ...............        380        381,064
                                                  -----------
 TOTAL COLOMBIAN PESO  ............                 2,210,841
                                                  -----------
CROATIAN KUNA-0.1%
 Republic of Croatia,
  12.50%, 12/18/98  ...............      4,600        717,933
                                                  -----------
DANISH KRONE-5.0%
 Nykredit AS:
  6.00%, 10/01/26 (h)  ............    154,585     22,435,584
  8.00%, 10/01/26   ...............     15,705      2,340,604
                                                  -----------
 TOTAL DANISH KRONE ...............                24,776,188
                                                  -----------
ESTONIAN KROON-0.1%
 Merita Bank CP,
  10.00%, 12/28/98 (f) ............      9,000        688,239
                                                  -----------
FRENCH FRANC-3.5%
 Credit Foncier de France,
  7.50%, 03/29/05   ...............     46,200      8,712,411
 Government of France,
  5.75%, 03/12/01   ...............     34,607      5,949,196
 Neopost,
  5.914%, 09/30/07 (f), (i)  ......     14,400      2,465,223
                                                  -----------
 TOTAL FRENCH FRANC ...............                17,126,830
                                                  -----------
GERMAN MARK-5.0%
 Autobahn Tank & Rast,
  6.00%, 10/16/00   ...............      3,539      2,023,183
 Bt & Co. Croatia Index Note,
  1.00%, 03/01/99   ...............      1,500        347,251
 Bt Croatia,
  1.00%, 10/01/99   ...............      1,000        310,516
 Derby Cycle Corp.,
  9.375%, 05/15/08  ...............      1,561        852,580
 Euronet Services, Inc.,
  12.375%, 07/01/06 ...............      4,525      1,552,493
 Exide Holdings,
  9.125%, 04/15/04 (i) ............     44,051      2,246,250
 Federal Republic of Germany:
  5.25%, 02/21/01 (h)  ............      6,303      3,591,080
  5.75%, 08/22/00   ...............      6,219      3,567,015
 Haus, Ltd.,
  4.493%, 05/14/35 (f) ............      4,241      2,351,615
 Impress Metal Pack Holding,
  9.875%, 05/29/07 (i) ............      4,157      2,411,634
 Ineos PLC,
  8.625%, 04/30/05  ...............      3,725      2,065,485
 Sirona Dental Systems,
  9.125%, 07/15/08 (i) ............      2,472      1,374,133
 Texon International PLC,
  10.00%, 02/01/08  ...............      3,588      1,989,520
                                                  -----------
 TOTAL GERMAN MARK  ...............                24,682,755
                                                  -----------
GREEK DRACHMA-0.5%
 Republic of Hellenic:
  11.10%, 06/30/00  ...............    110,000        365,376
  11.10%, 08/14/03 (f) ............    605,000      2,008,571
                                                  -----------
 TOTAL GREEK DRACHMA   ............                 2,373,947
                                                  -----------
HUNGARIAN FORINT-1.1%
 Government of Hungary:
  16.00%, 01/12/00  ...............    555,000      2,526,881
  23.00%, 05/06/99  ...............    110,000        526,833
 Republic of Hungary:
  16.50%, 04/12/99  ...............    287,000      1,310,238
  16.50%, 07/24/99  ...............    165,000        755,536
  19.50%, 01/12/99  ...............     64,000        295,778
                                                  -----------
 TOTAL HUNGARIAN FORINT   .........                 5,415,266
                                                  -----------
INDIAN RUPEE-0.3%
 DMG INR Linked CD, (USD):
  0.00%, 09/14/98   ...............      1,050        979,545
  14.00%, 02/12/00  ...............      1,600        424,434
                                                  -----------
 TOTAL INDIAN RUPEE ...............                 1,403,979
                                                  -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                 PRINCIPAL
                                  AMOUNT
DESCRIPTION                        (000)          VALUE
----------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO* (CONTINUED)

INDONESIAN RUPIAH-0.0%
 Polysindo Eka:
  10.00%, 03/16/00  ............  $      194   $    19,417
  19.00%, 04/26/99  ............   5,000,000        34,130
                                               -----------
 TOTAL INDONESIAN RUPIAH  ......                    53,547
                                               -----------
ITALIAN LIRA-0.5%
 Films PLC,
  6.938%, 03/31/05  ............   4,200,000     2,363,867
                                               -----------
JAPANESE YEN-2.5%
 Asterique,
  2.48%, 01/23/02   ............     286,282     2,070,249
 Export-Import Bank of Japan:
  4.375%, 10/01/03  ............     183,000     1,535,257
  8.00%, 06/04/00   ............         182       183,149
 Japan Development Bank,
  6.50%, 09/20/01 (h)  .........     760,000     6,475,555
 Nippon Credit Bank, Ltd.:
  1.80%, 07/27/00   ............     140,000       962,089
  3.05%, 05/25/01   ............     140,000       954,900
                                               -----------
 TOTAL JAPANESE YEN ............                12,181,199
                                               -----------
LEBANESE POUND-0.8%
 Lebanon Treasury Notes:
  21.62%, 10/22/98  ............     176,870       124,502
  21.74%, 09/10/98  ............   2,205,390     1,580,155
 Paribas LBP Treasury Bills:
  0.00%, 09/24/98   ............   1,800,000     1,156,195
  1.00%, 07/09/98 (f)  .........     650,000       428,276
  20.04%, 12/17/98 (f) .........     930,000       631,239
                                               -----------
 TOTAL LEBANESE POUND  .........                 3,920,367
                                               -----------
LITHUANIAN LITAS-0.1%
 Hansa Lithuanian Treasury Bill:
  0.00%, 07/23/98   ............       1,140       283,196
  0.00%, 10/09/98   ............       1,350       328,052
                                               -----------
 TOTAL LITHUANIAN LITAS   ......                   611,248
                                               -----------
MEXICAN PESO-2.6%
 Conproca SA (USD),
  12.00%, 06/16/10 (i) .........         900       913,500
 Mexican Cetes:
  0.00%, 08/27/98   ............       3,000       322,443
  0.00%, 09/24/98   ............       2,500       264,334
  0.00%, 01/14/99   ............      47,780     4,674,687
  0.00%, 04/08/99   ............      17,328     1,612,698
  0.00%, 06/03/99   ............       3,003       268,913
 Satelites Mexicanos SA de CV
  (USD),
   10.125%, 11/01/04 (i)  ......         602       586,197
 UDI Bonos,
  7.00%, 05/27/99   ............       2,100       511,773
 United Mexican States, (USD):
  6.693%, 12/31/19 (f) .........       2,200     1,977,360
  6.75%, 12/31/19 (f)  .........       1,950     1,752,660
                                               -----------
 TOTAL MEXICAN PESO ............                12,884,565
                                               -----------
MOROCCAN DIRHAM-0.2%
 Morocco Restructuring &
  Consolidation Agreement,
  (USD),
   5.844%, 01/01/09 (f)   ......       1,250     1,065,625
                                               -----------
PERUVIAN NOUVEAU SOL-0.3%
 Peru Trade Finance Paper,
  0.00%, 09/04/04   ............       2,099     1,430,224
                                               -----------
PHILIPPINES PESO-0.1%
 Government of Philippines,
  11.875%, 01/16/99 ............      10,000       233,165
                                               -----------
POLISH ZLOTY-0.7%
 Government of Poland:
  12.00%, 06/12/02  ............       1,300       319,128
  14.00%, 02/12/00  ............         500       132,636
  15.00%, 06/12/99  ............       1,800       499,426
  16.00%, 10/12/98  ............       8,960     2,533,591
                                               -----------
 TOTAL POLISH ZLOTY ............                 3,484,781
                                               -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
58

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                       PRINCIPAL
                                        AMOUNT
DESCRIPTION                             (000)              VALUE
------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO* (CONTINUED)

RUSSIAN ROUBLE-0.3%
 Lehman GKO Structured
  Notes:
  0.00%, 03/17/99 ..................  $        4,500   $   463,617
  0.00%, 04/14/99 ..................          11,459     1,125,256
                                                       -----------
 TOTAL RUSSIAN ROUBLE   ............                     1,588,873
                                                       -----------
SOUTH AFRICAN RAND-0.1%
 Government of Namibia:
  12.00%, 04/15/02   ...............           1,460       216,858
  12.00%, 04/15/05   ...............           1,460       205,976
 South African Roads,
  11.50%, 09/30/05   ...............             975       135,234
                                                       -----------
 TOTAL SOUTH AFRICAN RAND  .........                       558,068
                                                       -----------
SWEDISH KRONA-2.4%
 Kingdom of Sweden,
  10.25%, 05/05/03 (h)  ............          74,600    11,622,298
                                                       -----------
THAILAND BAHT-0.0%
 Finance One PLC, (USD),
  2.00%, 08/31/01 ..................           1,515       121,200
 Morgan Guaranty Trust,
  0.00%, 07/31/99 ..................          10,569        12,523
                                                       -----------
 TOTAL THAILAND BAHT ...............                       133,723
                                                       -----------
TURKISH LIRA-1.7%
 Credit Suisse TRL Weekly Roll,
  0.00%, 10/08/98 ..................       4,050,000     2,561,481
 Turkey Treasury Bills:
  0.00%, 09/30/98 ..................   1,356,017,000     4,293,122
  0.01%, 04/21/99 ..................     351,496,080     1,495,200
                                                       -----------
 TOTAL TURKISH LIRA  ...............                     8,349,803
                                                       -----------
UNITED STATES DOLLAR-43.2%
 21st Century
  Telecommunications Group,
  Inc., 1.00%, 02/15/08 (i)   ......           1,694       948,640
 Abraxas Petroleum Corp.:
  11.50%, 11/01/04   ...............             479       494,568
  11.50%, 11/01/04 (i)  ............             700       722,750
 Acme Metals, Inc.,
  10.875%, 12/15/07 (i) ............             680       571,200
 American Cellular
  Corp.,10.50%, 05/15/08 (i)  ......           1,250     1,246,875
 American Restaurant Group,
  Inc., 11.50%, 02/15/03 (i)  ......           2,000     2,000,000
 Americold Corp.,
  12.875%, 05/01/08  ...............              64        74,470
 Amtrol, Inc.,
  10.625%, 12/31/06  ...............           1,760     1,760,000
 Aqua Chemical, Inc.,
  11.25%, 07/01/08 (i)  ............           1,500     1,526,250
 Asset Securitization Corp.:
  Series 1997-D5, Class C,
   1.553%, 02/14/41 (f) ............          13,052     1,392,999
  Series 1996-D2, Class ACS2,
   1.581%, 02/28/26 (f) ............           7,035       674,151
 Atlantic Express Transportation
  Corp.,
   10.75%, 02/01/04 (i) ............           1,754     1,868,010
 Atlas Air, Inc.,
  9.25%, 04/15/08 (i)   ............           2,000     1,990,000
 Axiohm Transaction Solutions,
  9.75%, 10/01/07 (i)   ............             500       506,250
 BCF LLC, Series 1997-R1,
  Class WAC,
   6.104%, 03/25/37 (f) ............           2,085     2,092,847
 Bear Stearns Secured Investors
  Trust, Series 1998, Class IO,
   3.152%, 10/30/18 (f) ............          12,740     1,272,054
 Booth Creek Ski Holdings,
  Inc., 12.50%, 03/15/07 (h)  ......           2,142     2,291,940
 Calpine Corp.,
  10.50%, 05/15/06   ...............             470       512,300
 Cargill TRL Weekly Roll,
  0.00%, 09/17/98 ..................             400       429,271

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              59

===============================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                     PRINCIPAL
                                      AMOUNT
DESCRIPTION                           (000)        VALUE
------------------------------------------------------------
LAZARD STRATEGIC YIELD
PORTFOLIO* (CONTINUED)
 Carrols Corp.,
  11.50%, 08/15/03   ............... $  517      $  540,265
 Casino America, Inc.,
  12.50%, 08/01/03   ...............    646         729,980
 Ce Casecnan Water & Energy,
  Inc., Series B,
   11.95%, 11/15/10  ...............    865         868,244
 Chatwins Group, Inc.,
  13.00%, 05/01/03   ...............  1,032       1,099,080
 Climachem, Inc.,
  10.75%, 12/01/07 (h), (i)   ......  1,901       1,972,287
 Communications Instruments,
  Inc., 10.00%, 09/15/04   .........  1,500       1,541,250
 Community Distributors, Inc.,
  10.25%, 10/15/04 (i)  ............  2,150       2,171,500
 Courtyard by Marriott II, Ltd.,
  Series B, 10.75%, 02/01/08  ......  1,310       1,437,725
 Credit Lyonnais Paris,
  6.75%, 09/19/49 (f)   ............  2,130       2,078,454
 CSC Holdings, Inc.,
  10.50%, 05/15/16   ...............  1,883       2,193,695
 CSK Auto, Inc.,
  11.00%, 11/01/06   ...............    325         356,688
 Dictaphone Corp.,
  11.75%, 08/01/05   ...............  1,629       1,637,145
 Dobson Communications
  Corp.,11.75%, 04/15/07 (h)  ......  2,847       3,088,995
 Doe Run Resources Corp.,
  11.25%, 03/15/05 (i)  ............    702         709,020
 Dynacare, Inc.,
  10.75%, 01/15/06 (h)  ............  2,522       2,673,320
 Echostar DBS Corp.,
  12.50%, 07/01/02 (h)  ............  1,960       2,180,500
 Empire Gas Corp.,
  7.00%, 07/15/04 (f)   ............  2,375       2,196,875
 Envirosource, Inc.:
  9.75%, 06/15/03 ..................    449         453,490
  9.75%, 06/15/03 (i)   ............    151         152,133
 Federal Farm Credit Banks,
  5.55%, 07/01/99 ..................  3,300       3,297,921
 Federal Home Loan Banks,
  5.69%, 10/02/98 ..................     30          30,009
 Federal Home Loan Mortgage
  Corp.:
   Series 1974, Class VI,
   0.25%, 03/15/09   ............... 21,386         216,004
   Series T4, Class AWAC,
   6.097%, 09/25/36 (f) ............  1,673       1,680,867
 Federal National Mortgage
  Association:
   Series 1992-203, Class SA,
    3.375%, 11/25/07 (f)   .........  1,179          95,205
   5.45%, 04/15/99   ...............    900         898,731
   5.54%, 04/02/99   ...............  1,230       1,229,041
   5.68%, 10/23/98   ...............  1,250       1,260,156
   7.606%, 08/01/27 (f) ............  1,039       1,068,400
   7.832%, 05/01/25 (f) ............  1,180       1,216,565
   Series 38, Class 2,
    10.00%, 08/01/18 ...............  1,252         327,379
   Series 1992-97, Class SA,
    10.00%, 04/25/21 (f)   .........    700          35,721
   Series G-13, Class L,
   10.095%, 05/25/21 (f)   .........    866         235,440
 First USA Trust, Series 1998-1
  6.50%, 01/18/06 (f), (i) .........  1,600       1,609,728
 Forman Petroleum Corp.,
  13.50%, 06/01/04   ...............  1,144       1,041,040
 Fundy Cable, Ltd.,
  11.00%, 11/15/05   ...............  1,926       2,137,860
 Furris Bishop, Inc.,
  12.00%, 12/31/01   ...............  1,604       1,572,162
 G3 Mortgage Reinsurance Ltd.,
  8.50%, 05/25/08 (f), (i) .........  1,500       1,500,000
 Globalstar LP,
  11.50%, 06/01/05 (i)  ............    400         389,500
 Government National
  Mortgage Association:
   6.00%, 04/20/27 (f)  ............  1,409       1,444,266

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
60

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



                                     PRINCIPAL
                                      AMOUNT
DESCRIPTION                            (000)        VALUE
-----------------------------------------------------------
LAZARD STRATEGIC YIELD
PORTFOLIO* (CONTINUED)

   6.00%, 11/20/27 (f)  ............  $      3   $    3,389
   6.50%, 11/20/26 (f)  ............       563      576,565
   7.00%, 08/20/26 (f)  ............     1,398    1,430,415
   7.00%, 09/20/26 (f)  ............       724      740,994
   7.00%, 10/20/26   ...............     1,625    1,661,625
 GST Equipment Funding, Inc.,
  13.25%, 05/01/07   ...............     1,500    1,713,750
 Headlands Mortgage
  Securities, Inc.:
   Series 1997-1, Class X1,
   0.673%, 03/25/27 (f) ............   101,756    1,703,398
  Series 1997-4, Class X,
   1.126%, 11/25/27 (f) ............    39,242    1,205,142
 HF RE Northeast Wino,
  1.00%, 12/12/99 (f)   ............       500      500,000
 High Voltage Engineering
  Corp., 10.50%, 08/15/04  .........       954      987,390
 Home Interiors & Gifts, Inc.,
  10.125%, 06/01/08 (i) ............     1,000    1,021,250
 ICF Kaiser International, Inc.,
  13.00%, 12/31/03 (f), (h)   ......     1,980    2,138,400
 Imasac SA,
  11.00%, 05/02/05 (i)  ............       400      368,000
 IMC Series Trust,
  Series 1997-A,
   7.41%, 11/26/28   ...............     2,022    2,018,912
 ING Bank NV,
  0.00%, 02/12/99 (i)   ............     2,200    2,266,000
 Innova S De R.L.,
  12.875%, 04/01/07  ...............     1,050    1,065,750
 Interbank AKK Trust,
  Series 1995-1, Class 1,
   9.00%, 02/28/01 (i)  ............     1,000      965,000
 Intertek Finance PLC,
  10.25%, 11/01/06   ...............       484      513,040
 IPC Information Systems, Inc.,
  1.00%, 05/01/08 (f)   ............     2,500    1,762,500
 Iridium LLC/CAP,
  10.875%, 07/15/05  ...............       600      595,500
 J.H. Heafner, Inc.,
  10.00%, 05/15/08 (i)  ............     1,700    1,742,500
 Jafra Cosmetics International,
  Inc., 11.75%, 05/01/08 (i)  ......     1,530    1,530,000
 Jitney-Jungle Stores of America,
  Inc., 10.375%, 09/15/07  .........     1,750    1,868,125
 LodgeNet Entertainment Corp.,
  10.25%, 12/15/06   ...............     1,835    1,890,050
 Long Distance International,
  Inc., 12.25%, 04/15/08 (i)  ......     1,497    1,497,000
 Mastellone Hermanos SA,
  11.75%, 04/01/08 (i)  ............       936      932,490
 Maxxam Group Holdings, Inc.,
  12.00%, 08/01/03   ...............     1,600    1,784,000
 Mediq, Inc.:
  11.00%, 06/01/08 (i)  ............     2,200    2,260,500
  13.00%, 06/01/09 (i)  ............       850      463,250
 Merrill Lynch Mortgage
  Investments, Inc.,
   Series 1996-C1, Class IO,
   0.569%, 04/25/28 (f), (i)  ......    18,606      517,501
 Monterrey Power SA de CV,
  9.625%, 11/15/09 (i)  ............       900      846,000
 Morgan Stanley Capital One,
  Inc.:
   Series 1996-WF1, Class X,
   1.417%, 11/15/28 (f), (i)  ......     6,415      427,050
  Series 1997-C1, Class IO,
   2.354%, 02/15/20 (f) ............     2,804       69,232
 Mrs. Fields Original,
  10.125%, 12/01/04 (h), (i)  ......     2,232    2,165,040
 Neff Corp.,
  10.25%, 06/01/08 (i)  ............     1,400    1,407,000
 Nextlink Communications,
  Inc., 12.50%, 04/15/06   .........       750      843,750
 Orbcomm Global LP,
  14.00%, 08/15/04   ...............     1,503    1,702,147
 Pacific Reinsurance,
  9.388%, 05/31/03   ...............     1,340    1,346,700

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



                                     PRINCIPAL
                                      AMOUNT
DESCRIPTION                            (000)        VALUE
------------------------------------------------------------
LAZARD STRATEGIC YIELD
PORTFOLIO* (CONTINUED)

 Paribas Senior Tranche
  Structured Notes,
   14.00%, 12/25/98  ...............   $   100   $  100,500
 Paxson Communications
  Corp.,
   11.625%, 10/01/02 (h)   .........     1,600    1,716,000
 Pen Holdings Inc.,
  9.875%, 06/15/08 (i)  ............       750      761,250
 Penn National Gaming, Inc.,
  10.625%, 12/15/04 (i) ............     1,750    1,837,500
 Perkins Family Restaurant,
  10.125%, 12/15/07 (i) ............     1,322    1,394,710
 Petro Stopping Centers,
  10.50%, 02/01/07   ...............     2,170    2,300,200
 Pierce Leahy Corp.,
  11.125%, 07/15/06  ...............       916    1,025,920
 Poindexter (J.B.) & Co.,
  12.50%, 05/15/04   ...............     1,472    1,486,720
 Production Resource Group,
  11.50%, 01/15/08 (i)  ............     1,467    1,430,325
 Prudential Home Mortgage
  Security:
   Series 1993-5, Class A9,
   0.457%, 03/25/00 (f) ............    79,381      300,858
   Series 1993-24, Class A7,
   0.462%, 07/25/00  ...............    72,603      401,499
   Series 1993-41, Class A5,
    0.839%, 10/25/00 (f)   .........    25,252      253,026
 PSINet, Inc.:
  10.00%, 02/15/05 (i)  ............       460      469,200
  10.00%, 02/15/05   ...............       410      419,225
 Quest Diagnostics, Inc.,
  10.75%, 12/15/06   ...............     1,248    1,394,640
 Rao Gazprom,
  12.75%, 03/13/00   ...............       702      608,423
 Reliance Industries, Ltd.,
  9.375%, 06/24/26 (i)  ............       500      467,150
 Republic of Croatia,
  6.625%, 07/31/10   ...............     1,750    1,485,400
 Republic of Korea,
  8.875%, 04/15/08   ...............       464      419,665
 Republic of Panama,
  1.00%, 07/17/14 (f)   ............     1,200      892,500
 Residential Mortgage Funding,
  2.011%, 01/03/20   ...............    12,861    1,135,421
 Residential Reinsurance,
  9.848%, 06/01/99   ...............     1,489    1,490,489
 Rifkin Acquisitions Partners LP,
  11.125%, 01/15/06  ...............     1,380    1,518,000
 RMOF:
  2.16%, 01/31/22 ..................    19,587    1,854,687
  2.185%, 07/15/22   ...............    30,000    2,920,374
 Sabreliner Corp.,
  11.00%, 06/15/08 (i)  ............     2,300    2,300,000
 Salomon Corporation Linked
  Clean Note,
   0.00%, 09/30/98   ...............       850      766,615
 SBA Communications Corp.,
  1.00%, 03/01/08 (i)   ............     3,000    1,875,000
 Sino Properties,
  6.756%, 03/27/03 (h)  ............     2,200    1,914,000
 SK Telecom Company, Ltd.,
  7.75%, 04/29/04 ..................     2,000    1,678,814
 Spanish Broadcasting Systems,
  Inc., 11.00%, 03/15/04   .........     2,006    2,166,480
 Standard Chartered Bank,
  6.15%, 12/29/49 (f)   ............     1,520      967,328
 Structured Asset Securitization
  Corp.:
   Series 1996-CFL, Class X1,
    1.35%, 02/25/28 (f) ............     6,634      350,392
   Series 1996-CFL, Class X2,
   1.217%, 02/25/28 (f) ............     2,950       74,678
 Subic Power Corp.,
  9.50%, 12/28/08 ..................       872      820,070
 Swiss Re Earthquake Fund,
  10.493%, 07/16/00  ...............     1,000    1,001,950
 T/SF Communications Corp.,
  10.375%, 11/01/07 (h), (i)  ......     2,360    2,395,400
 Talton Holdings, Inc.,
  11.00%, 06/30/07   ...............     2,301    2,473,575

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
62

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                       PRINCIPAL
                                        AMOUNT
DESCRIPTION                             (000)           VALUE
---------------------------------------------------------------
LAZARD STRATEGIC YIELD
PORTFOLIO* (CONTINUED)

 Total Access Communications,
  2.00%, 05/31/06 ..................    $    150     $    123,000
 Transamerican Energy Corp.:
  0.00%, 06/15/02 ..................         740          606,800
  11.50%, 06/15/02   ...............         841          782,130
 Transamerican Refining Corp.,
  16.00%, 06/30/03   ...............         750          772,500
 Trinity Resources, Ltd.,
  9.875%, 12/31/98 (i)  ............       1,000          994,000
 Trump Atlantic City Associates,
  11.25%, 05/01/06   ...............         900          875,250
 TTB Finance Cayman, Ltd.,
  6.634%, 03/18/07 (f)  ............       1,926        1,839,330
 UCFC Loan Trust,
  8.00%, 09/15/00 ..................       2,304          422,640
 Unisys Corp.,
  12.00%, 04/15/03   ...............       1,185        1,344,975
 United States Department of
  Veteran Affairs REMIC,
   Series 1997-1, Class IO,
   0.37%, 02/15/27 (f)  ............      36,941          513,722
 United States Treasury Notes,
  7.75%, 12/31/99 (h)   ............      27,697       28,571,117
 US Can Corp.,
  10.125%, 10/15/06  ...............       1,861        1,963,355
 W.R. Carpenter North America,
  Inc.,
   10.625%, 06/15/07 (h)   .........       2,417        2,543,892
 Waxman Industries, Inc.,
  12.75%, 06/01/04 (f)  ............         270          256,500
 Winstar Communications, Inc.,
  1.00%, 10/15/05 (f)   ............       2,102        1,749,915
 Winstar Equipment
  Corp.,12.50%, 03/15/04   .........         800          906,000
 Wright Medical Technology,
  Inc., 11.75%, 07/01/00 (h)  ......       2,343        2,319,570
 Young America Corp.,
  11.625%, 02/15/06 (i) ............         980          960,400
                                                     ------------
 TOTAL UNITED STATES DOLLAR   ......                  212,683,651
                                                     ------------
VENEZUELAN BOLIVAR-0.7%
 Chase Veb Tem, Structure:
  40.30%, 08/14/98   ...............     325,000          580,981
  40.44%, 08/10/98   ...............     100,000          179,053
  41.37%, 07/10/98   ...............     245,000          443,201
 Republic of Venezuela, (USD):
  6.75%, 03/31/07 (f), (g) .........       1,285        1,063,929
  6.75%, 12/18/07 ..................       1,356        1,129,407
                                                     ------------
 TOTAL VENEZUELAN BOLIVAR  .........                    3,396,571
                                                     ------------
TOTAL CURRENCY DENOMINATED
  BONDS
  (Identified cost
   $413,964,864)  ..................                  404,432,056
                                                     ------------
                                           SHARES
                                          --------
PREFERRED STOCKS-3.2%
 Adelphia Communications
  Corp.  ...........................      18,220        2,222,840
 Dobson Communications
  Corp. (i) ........................       1,028        1,079,400
 Echostar Communications
  Corp.  ...........................       2,124        2,336,400
 Forman Petroleum Corp. ............         468           23,400
 Forman Petroleum Corp.
  06/01/04 warrant   ...............         184            1,840
 Forman Petroleum Corp. (i)   ......       4,038          201,900
 Georgetown Re, Ltd. ...............           2        1,000,000
 High Voltage Engineering
  Corp.  ...........................       1,374        1,428,960
 ICG Holdings, Inc.  ...............         735          867,300
 IXC Communications, Inc.  .........         705          817,800
 Nextel Communications, Inc. .......           9           10,080
 Nextel Communications,
  Inc. (i)  ........................       1,844        1,899,320
 Nextel Communications, Inc.,
  Class A (a)  .....................       3,598           89,500
 Paxson Communications
  Corp. (i) ........................         100        1,000,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              63

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------



DESCRIPTION                                SHARES        VALUE
-----------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO* (CONTINUED)

 Paxson Communications
  Corp. ..............................          51      $    53,805
 Pegasus Communications
  Corp., Series A   ..................         560          630,000
 Pegasus Communications
  Corp. ..............................       1,380        1,597,350
 RSL Communications, Ltd. (e) ........       1,160          136,880
 Spanish Broadcasting Systems,
  Inc. (e), (i)  .....................         800          164,000
 XCL, Ltd. (i)   .....................       2,053          221,725
                                                        -----------
 TOTAL PREFERRED STOCKS

  (Identified cost $14,957,962) .......                  15,782,500
                                                        -----------
                                         PRINCIPAL
                                           AMOUNT
                                           (000)
                                        ----------
COMMERCIAL PAPER-8.2%
 American Express Credit Corp.:
  5.48%, 09/08/98   ..................   $     365          361,166
  5.49%, 07/08/98   ..................         850          849,092
  5.49%, 09/24/98   ..................         860          848,852
  5.49%, 09/29/98   ..................         606          597,683
  5.49%, 09/30/98   ..................       1,420        1,400,294
  5.50%, 07/10/98   ..................         230          229,684
  5.55%, 07/02/98   ..................         625          624,904
 Ford Motor Credit Corp.:
  5.35%, 07/02/98   ..................          50           49,992
  5.46%, 07/07/98   ..................         740          739,327
  5.47%, 07/02/98   ..................          75           74,988
  5.48%, 08/27/98   ..................         150          148,699
  5.50%, 08/20/98   ..................         350          347,326
 General Electric Capital Corp.:
  5.30%, 09/14/98   ..................         920          909,842
  5.41%, 09/17/98   ..................         950          923,732
  5.43%, 10/15/98   ..................       1,300        1,279,215
  5.43%, 10/21/98  ...................         900          884,796
  5.46%, 09/30/98  ...................       1,550        1,528,607
  5.46%, 11/09/98  ...................         620          607,682
  5.48%, 11/23/98  ...................       1,975        1,931,407
  5.50%, 08/06/98  ...................       1,610        1,601,145
  5.50%, 08/31/98  ...................       1,150        1,139,283
  5.50%, 09/09/98  ...................       3,150        3,116,312
  5.51%, 07/27/98  ...................       1,350        1,344,628
  5.51%, 08/06/98  ...................         500          497,245
  5.51%, 08/24/98  ...................       1,000          991,735
  5.51%, 10/30/98  ...................       1,500        1,472,220
  5.52%, 07/27/98  ...................         516          513,943
  5.52%, 08/31/98  ...................         450          445,791
  5.53%, 08/31/98  ...................         450          445,783
  5.54%, 07/22/98  ...................         460          458,514
 General Motors Acceptance Corp.:
  5.43%, 12/29/98  ...................         670          651,708
  5.48%, 08/07/98  ...................         620          616,508
  5.48%, 09/15/98  ...................         964          952,848
  5.52%, 09/02/98  ...................         479          474,373
  5.54%, 07/22/98  ...................         930          926,995
  5.55%, 07/08/98  ...................         615          614,336
  5.69%, 07/07/98  ...................       2,420        2,417,705
 Prudential Funding Corp.:
  5.43%, 09/22/98  ...................        1,150       1,135,603
  5.43%, 10/28/98  ...................          800         785,641
  5.44%, 11/16/98  ...................          420         411,241
  5.45%, 07/09/98  ...................           90          89,891
  5.45%, 11/23/98  ...................          410         401,000
  5.47%, 07/15/98  ...................        1,000         997,873
  5.48%, 07/30/98  ...................          400         398,234
  5.49%, 09/14/98  ...................          775         766,136
  5.50%, 07/30/98  ...................          400         398,228
  5.50%, 08/14/98  ...................        1,018       1,011,157
  5.50%, 09/02/98  ...................          558         552,629
  5.51%, 07/06/98  ...................          555         554,575
                                                        -----------
TOTAL COMMERCIAL PAPER
 (Identified cost $40,520,568) .......                   40,520,568
                                                        -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
64

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------





                                     PRINCIPAL
                                      AMOUNT
DESCRIPTION                           (000)        VALUE
----------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO* (CONTINUED)

DISCOUNT NOTES-0.7%
 Federal National Mortgage
  Association:
    0.00%, 10/09/98  ...............   $  305    $   300,374
    0.00%, 10/16/98  ...............       80         78,714
    5.19%, 03/11/99  ...............       90         86,717
    5.30%, 04/23/99  ...............      730        698,188
    5.35%, 09/14/98  ...............      673        665,499
    5.41%, 10/09/98  ...............       90         88,647
    5.41%, 10/16/98  ...............      670        659,227
    5.42%, 10/09/98  ...............      683        672,717
    5.46%, 10/09/98  ...............       49         46,384
 Federal Farm Credit Bank,
    5.69%, 09/29/98  ...............       40         39,458
                                                  ----------
TOTAL DISCOUNT NOTES
 (Identified cost $3,335,925) ......               3,335,925
                                                  ----------
U.S. GOVERNMENT OBLIGATIONS-0.2%
 United States Treasury Bills,
    5.16%, 05/27/99 (Identified

    cost $1,152,767) ...............    1,210      1,152,767
                                                  ----------
REPURCHASE AGREEMENT-0.8%
State Street Bank and Trust
 Company, 5.65%, 07/01/98
 (Dated 06/30/98, collateral-
 ized by $3,130,000 United
 States Treasury Note, 9.375%,
 02/15/06, with a value of
 $3,966,176) (Identified cost
  $3,886,000) (h)  ............         3,886      3,886,000
                                                   ---------
TOTAL INVESTMENTS

 (Identified cost
 $477,818,086) (d) ............          95.3% $ 469,109,816
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES  ......           4.7     23,167,393
                                        ------  ------------
NET ASSETS   ..................         100.0% $ 492,277,209
                                        ====== =============

* Percentages of holdings are presented in the portfolio by currency denomination.

  Percentages by type are as follows:

  Asset-Backed Securities 0.1%, Collateralized Mortgage Obligations 3.5%, Commercial Paper 8.2%, Corporate Bonds 49.1%, Discount Notes 0.7%, Foreign Government Obligations 20.5%, Preferred Stocks 3.1%, REMICs 0.2%, Step-up Bonds 1.8%, Structured Notes 3.9%, United States Government Obligations 3.3%, Warrants 0.1%.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              65

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)

Forward Foreign Currency Contracts open at June 30, 1998:


                                                         U.S. $ Cost         U.S. $          Unrealized
  Foreign Currency     Expiration        Foreign        on Origination      Current         Appreciation
 Purchase Contracts       Date          Currency             Date            Value         (Depreciation)
---------------------------------------------------------------------------------------------------------
          ARS            12/30/98            987,207      $   968,800       $   967,471      $  (1,329)
          ARS              7/1/99            929,160          890,000           888,307         (1,693)
          AUD             9/14/98          7,326,961        4,300,926         4,552,423        251,497
          BRL             9/22/98          1,383,680        1,150,000         1,159,444          9,444
          BRL             9/30/98          5,012,747        4,168,957         4,187,409         18,452
          CAD             9/14/98         18,682,307       12,822,754        12,714,138       (108,616)
          CHF             9/14/98                 82               56                54             (2)
          CLP              8/3/98        163,278,720          343,600           343,600              0
          CLP             8/26/98        129,221,028          300,000           268,453        (31,547)
          CLP              9/8/98        168,984,270          365,569           349,537        (16,032)
          CLP             9/14/98        431,700,800          920,000           891,172        (28,828)
          CLP            10/22/98        415,824,353          958,757           850,892       (107,865)
          CNY              9/9/98            475,701           55,327            56,647          1,320
          CNY            10/28/98         17,264,628        1,964,845         2,027,888         63,043
          CNY            10/30/98         12,268,000        1,337,059         1,440,109        103,050
          COP             7/15/98      1,426,500,000        1,000,000         1,026,783         26,783
          COP             8/27/98        226,601,230          153,800           157,100          3,300
          COP            10/15/98      1,942,850,000        1,300,000         1,302,169          2,169
          COP             11/9/98        943,020,000          620,000           620,021             21
          CZK             8/31/98          7,828,150          215,000           236,190         21,190
          CZK             6/28/99        118,257,550        3,295,000         3,333,371         38,371
          DEM             9/14/98         36,398,440       20,337,534        20,273,188        (64,346)
          DKK             9/14/98         14,473,684        2,139,294         2,113,685        (25,609)
          ESP             9/14/98          1,819,840           12,100            11,899           (201)
          GBP             9/14/98             23,223           37,900            38,613            713
          GRD            12/29/98        209,700,000          670,654           668,957         (1,697)
          GRD             3/18/99         30,000,000           90,498            94,761          4,263
          GRD             4/14/99        300,000,000          903,614           944,454         40,840
          HKD              7/2/98         18,415,080        2,377,152         2,376,327           (825)
          HKD              7/9/98         18,415,080        2,375,618         2,374,840           (778)
          HKD             7/16/98          9,690,250        1,243,535         1,248,889          5,354
          HKD              9/9/98         18,415,080        2,360,000         2,361,286          1,286
          IDR              8/5/98      1,500,000,000          424,328            98,272       (326,056)
          IDR              8/6/98      1,000,000,000          281,690            65,439       (216,251)
          IDR             9/22/98      2,000,000,000          600,601           124,005       (476,596)
          IDR             10/2/98      2,000,000,000          546,448           122,622       (423,826)
          IDR            10/14/98      4,812,500,000        1,250,000           291,273       (958,727)
          ILS             6/11/99          4,622,200        1,210,000         1,202,696         (7,304)
          ITL             9/14/98      8,152,662,470        4,681,735         4,594,238        (87,497)

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
66

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)


                                                           U.S. $ Cost         U.S. $          Unrealized
  Foreign Currency     Expiration         Foreign         on Origination       Current        Appreciation
 Purchase Contracts       Date           Currency              Date             Value        (Depreciation)
------------------------------------------------------------------------------------------------------------
          JPY            12/11/98        4,565,651,777      $34,707,467       $33,822,681      $ (884,786)
          KES              9/2/98           29,283,552          478,800           473,503          (5,297)
          KES             9/29/98           34,832,816          562,000           554,753          (7,247)
          KRW              7/8/98        1,381,500,000          900,000           999,031          99,031
          KRW              8/7/98        1,324,800,000          920,000           938,908          18,908
          KRW            10/30/98        2,229,750,000        1,500,000         1,501,375           1,375
          KRW            11/23/98        1,538,550,000          975,000         1,026,571          51,571
          KRW             4/20/99        3,466,200,000        2,180,000         2,198,403          18,403
          KRW             4/27/99        1,160,700,000          730,000           734,541           4,541
          MXN              7/2/98           15,728,763        1,825,000         1,750,012         (74,988)
          MXN             9/14/98            7,159,450          775,000           766,824          (8,176)
          MXN            10/21/98            8,180,190          900,000           859,264         (40,736)
          MXN            11/23/98            3,804,800          410,000           392,977         (17,023)
          NOK             9/14/98           16,040,000        2,087,454         2,096,310           8,856
          NZD             9/14/98           10,333,129        5,200,354         5,350,837         150,483
          PEN             7/13/98               56,720           19,741            19,237            (504)
          PEN             7/30/98            1,150,604          400,071           388,324         (11,747)
          PEN              8/7/98            1,782,144          617,621           600,352         (17,269)
          PEN             8/20/98            1,013,296          350,500           340,317         (10,183)
          PEN             9/24/98            2,573,000          859,070           856,838          (2,232)
          PHP              7/7/98           35,989,000          935,012           857,902         (77,110)
          PHP              7/9/98           64,640,000        1,600,000         1,539,469         (60,531)
          PHP              8/5/98           32,548,000          790,000           765,326         (24,674)
          PHP              8/6/98           20,025,000          491,411           470,718         (20,693)
          PHP             9/17/98           51,359,500        1,233,000         1,191,285         (41,715)
          PLN            11/16/98            1,530,000          418,490           414,679          (3,811)
          PLN            11/23/98            3,734,609        1,000,000         1,009,618           9,618
          ROL              7/6/98        4,875,412,404          556,702           556,921             219
          ROL             7/22/98        4,044,020,925          462,213           450,203         (12,010)
          ROL             8/31/98        7,733,380,000          836,000           816,473         (19,527)
          ROL              9/2/98        5,073,815,880          558,000           558,000               0
          RUB             8/14/98            6,601,730        1,018,000         1,002,130         (15,870)
          RUB             9/15/98            6,481,936          964,000           939,820         (24,180)
          SVC              7/9/98              800,000           91,058            91,335             277
          THB              7/8/98           60,285,500        1,468,932         1,421,395         (47,537)
          THB              8/7/98           18,272,000          400,000           422,797          22,797
          THB             8/24/98           40,546,250          995,000           928,191         (66,809)
          THB             8/31/98           32,257,000          775,409           735,202         (40,207)
          THB             9/10/98           36,640,000          786,266           829,272          43,006
          TRL              7/7/98      649,327,140,000        2,420,000         2,412,689          (7,311)
          VEB             7/10/98          127,017,500          230,000           224,760          (5,240)
          VEB             7/22/98          519,172,500          930,000           894,258         (35,742)

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              67

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)


                                                         U.S. $ Cost          U.S. $          Unrealized
  Foreign Currency     Expiration        Foreign        on Origination       Current         Appreciation
 Purchase Contracts       Date          Currency             Date             Value         (Depreciation)
----------------------------------------------------------------------------------------------------------
          VEB             7/27/98     1,051,943,000       $  1,854,916      $  1,791,327     $    (63,589)
          VEB             8/11/98        53,321,500             94,000            88,308           (5,692)
          ZAR             10/5/98        27,765,186          5,479,835         4,499,654         (980,181)
          ZAR             10/6/98         1,592,640            314,202           258,038          (56,164)
          ZAR            10/14/98        11,425,000          2,255,868         1,847,227         (408,641)
          ZAR            10/16/98         3,843,700            760,000           621,138         (138,862)
                                                          ------------      ------------     ------------
                                                          $164,789,543      $159,687,815     $ (5,101,728)
                                                          ------------      ------------     ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
68

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)


                                                        U.S. $ Cost          U.S. $          Unrealized
 Foreign Currency    Expiration        Foreign         on Origination       Current         Appreciation
  Sale Contracts        Date           Currency             Date             Value         (Depreciation)
---------------------------------------------------------------------------------------------------------
         AUD            9/14/98          15,256,550      $  9,179,866      $  9,479,274      $ (299,408)
         BRL            9/30/98           1,440,000         1,200,000         1,202,907          (2,907)
         CAD            9/14/98           1,694,735         1,158,239         1,153,342           4,897
         CNY             9/9/98           6,905,827           825,000           822,347           2,653
         DEM            9/14/98          71,408,520        40,362,083        39,773,087         588,996
         DKK            9/14/98         184,404,916        27,357,091        26,929,837         427,254
         ESP            9/14/98           1,833,199            12,203            11,986             217
         FRF            9/14/98         103,555,305        17,483,364        17,205,279         278,085
         GBP            9/14/98          20,222,843        33,221,407        33,625,048        (403,641)
         HKD             7/2/98          18,415,080         2,376,293         2,376,327             (34)
         HKD             9/9/98          18,415,080         2,341,694         2,361,286         (19,592)
         IDR            7/13/98       2,500,000,000           166,003           168,122          (2,119)
         IDR             8/5/98       1,500,000,000           153,061            98,272          54,789
         IDR             8/6/98       1,000,000,000           106,610            65,439          41,171
         IDR            9/22/98       2,000,000,000           208,333           124,005          84,328
         IDR            10/2/98       2,000,000,000           201,005           122,622          78,383
         IDR           10/14/98       4,812,500,000           474,138           291,273         182,865
         INR            9/14/98          41,083,500           985,000           943,147          41,853
         ITL            9/14/98      12,269,478,150         7,043,328         6,914,171         129,157
         JPY           12/11/98       9,227,075,626        72,536,487        68,354,849       4,181,638
         KRW             7/8/98       1,381,500,000           954,569           999,031         (44,462)
         KRW             8/7/98         888,000,000           600,000           629,341         (29,341)
         KRW           10/30/98         300,650,000           202,186           202,439            (253)
         KRW           11/23/98         974,780,000           610,000           650,405         (40,405)
         KRW            4/20/99       1,682,500,000           958,689         1,067,109        (108,420)
         MXN             7/2/98          13,305,412         1,513,505         1,480,386          33,119
         NOK            9/14/98          17,981,996         2,420,220         2,350,115          70,105
         NZD            9/14/98          10,052,719         5,102,928         5,205,631        (102,703)
         PHP             7/7/98          62,487,000         1,590,000         1,489,559         100,441
         PLN           10/13/98           2,904,198           790,000           797,031          (7,031)
         SEK            9/14/98          97,934,856        12,531,991        12,316,088         215,903
         XEU            9/14/98           4,091,875         4,431,938         4,506,793         (74,855)
         ZAR            10/5/98          27,765,186         5,298,548         4,499,654         798,894
         ZAR            10/6/98           9,871,949         1,809,033         1,599,442         209,591
         ZAR           10/16/98           2,800,000           531,309           452,478          78,831
                                                         ------------      ------------      ----------
                                                         $256,736,121      $250,268,122      $6,467,999
                                                         ------------      ------------      ----------
Net unrealized appreciation on Forward Foreign Currency Contracts                            $1,366,271
                                                                                             ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              69

================================================================================
THE LAZARD FUNDS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

(a) Non-income producing security.
(b) American Depositary Receipts.
(c) Global Depositary Receipts.
(d) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:


                                                     AGGREGATE        AGGREGATE            NET
                                                       GROSS            GROSS           UNREALIZED
                                   AGGREGATE         UNREALIZED       UNREALIZED       APPRECIATION
PORTFOLIO                            COST           APPRECIATION     DEPRECIATION     (DEPRECIATION)
------------------------------   ----------------   --------------   --------------   ---------------
  Equity                          $  391,739,698     $ 92,825,669     $  9,081,903    $ 83,743,766
  Mid Cap                             61,811,816        5,179,812        4,300,209         879,603
  Small Cap                        1,500,298,749      298,227,854      102,908,597     195,319,257
  Bantam Value                        83,714,675        8,938,500        9,369,210        (430,710)
  Global Equity                       13,760,658        3,483,830          295,571       3,188,259
  International Equity             2,224,915,197      747,143,034      132,193,337     614,949,697
  International Small Cap            174,082,305       43,601,042       18,234,376      25,366,666
  Emerging Markets                   351,337,632       15,668,066       73,447,944     (57,779,878)
  Bond                               120,637,795        1,377,164          890,400         486,764
  High Yield                          34,662,568          218,462          330,215        (111,753)
  International Fixed-Income         111,171,702        2,546,062        4,270,002      (1,723,940)
  Strategic Yield                    476,710,248        8,041,375       15,641,807      (7,600,432)

(e) Rights.
(f) Variable rate security. Interest rate shown is the current rate.
(g) Front Loaded Interest Reduction Bond.
(h) Segregated securities for when-issued purchases and/or forward foreign currency contracts.
(i) Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, these securities amounted to $4,985,485, $13,436,084, $7,966,982, $14,991,572, $5,260,501 and
    $71,214,563 or 2.4%, 4.6%, 7.5%, 46.3%, 4.8% and 14.5% of net assets for the
    International Small Cap Portfolio, Emerging Markets Portfolio, Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio, respectively.
(j) At June 30, 1998, Small Cap Portfolio held the following securities which were private placements and therefore restricted as to resale, and represented 0.03% (at value) of the net assets of the Portfolio:


                                                                ACQUISITION     ACQUISITION
SECURITY                                                           DATE            COST
-------------------------------------------------------------   -------------   ------------
      Interactive Light Holdings, Inc. 8.00%, 01/25/99             02/04/94      $1,000,000
      Verbex Voice Systems, Inc. Series F Preferred (conv.)        07/12/93       1,500,000
      Verbex Voice Systems, Inc.                                   06/07/94          76,661
      Verbex Voice Systems, Inc. 10.00%, 12/31/98                  07/06/94         103,840
                                                                                 ----------
                                                                                 $2,680,501
                                                                                 ==========

  Interactive Light Holdings, Inc. and Verbex Voice Systems, Inc. are valued as determined, in good faith and in accordance with, the procedures adopted by the Board of Directors. Small Cap Portfolio will bear any cost, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.
  (k) Bankrupt security valued at zero.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

     Abbreviations:

 TBA-Settlement is on a delayed delivery or when issued basis with final maturity to be announced in the future.

 REMIC-Real Estate Mortgage Investment Conduit

  CURRENCY TERMS
  --------------
   ARS- Argentine Peso             ILS- Israeli Shekel
   ATS-Austrian Schilling          INR-Indian Rupee
   AUD- Australian Dollar          ITL- Italian Lira
   BEL- Belgian Franc              JPY- Japanese Yen
   BRL-Brazilian Real              KES-Kenyan Shilling
   CAD- Canadian Dollar            KRW-South Korean Won
   CHF- Swiss Franc                MXN- Mexican Peso
   CLP- Chilean Peso               NLG-Netherlands Guilder
   CNY-Chinese Yuan Renminbi       NOK- Norwegian Krone
   COP- Colombian Peso             NZD-New Zealand Dollar
   CZK- Chechoslovakian Koruna     PEN-Peruvian Nouveau Sol
   DEM-Deutsche Mark               PHP-Philippine Peso
   DKK- Danish Krone               PLN- Polish Zloty
   ESP-Spanish Peseta              ROL-Romanian Leu
   FIM-Finnish Markka              RUB-New Russian Rouble
   FRF- French Franc               SEK- Swedish Krona
   GBP- Pound Sterling             SVC-El Salvador Colon
   GRD- Greek Drachma              THB-Thailand Baht
   GTQ- Guatemalan Quetzal         TRL-Turkish Lira
   HKD-Hong Kong Dollar            USD-United States Dollar
   HRK- Croatian Kuna              VEB-Venezuelan Bolivar
   IDR-Indonesian Rupiah           XEU- European Currency Unit (ECU)
   IEP- Irish Pound                ZAR- South African Rand


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              71

================================================================================
THE LAZARD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                                    LAZARD
                                                                     LAZARD         LAZARD          LAZARD          BANTAM
                                                                     EQUITY        MID CAP        SMALL CAP         VALUE
                                                                   PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $362,028,673,
 $56,283,816, $1,440,693,749, $79,448,675, $13,029,195,
 $2,061,647,213, $169,013,305, $324,101,224, $106,106,681,
 $29,714,568, $109,814,227 and $473,932,086, respectively) ......  $445,875,464    $57,163,419   $1,636,013,006    $79,017,965
Repurchase Agreements, at value .................................    29,608,000      5,528,000       59,605,000      4,266,000
Cash ............................................................           425            559              877            288
Foreign currency (cost $0, $0, $0, $0, $55,375, $0,
 $5,197,877, $5,093,432, $0, $0, $614,009 and $977,745,
 respectively)   ................................................             -              -                -              -
Receivables for:
 Net foreign currency contracts .................................             -              -                -              -
 Investments sold   .............................................       624,953        728,638        2,038,181              -
 Dividends and interest   .......................................       752,853         39,164        1,118,876         10,443
 Capital stock sold .............................................     2,380,753        109,780        4,540,243         30,591
Due from Manager ................................................             -              -                -              -
Deferred organizational expenses   ..............................             -         34,866                -            596
                                                                   ------------   ------------   --------------    -----------
Total assets  ...................................................   479,242,448     63,604,426    1,703,316,183     83,325,883
                                                                   ------------   ------------   --------------    -----------
LIABILITIES
Payables for:
 Investments purchased ..........................................     6,993,114      2,734,156        1,794,243      1,062,908
 Capital stock repurchased   ....................................     1,081,321         48,836       40,328,081         53,214
 Dividends payable  .............................................             -              -                -              -
 Net foreign currency contracts .................................             -              -                -              -
Investment management fees payable ..............................       491,925        141,566        1,016,753        299,704
Due to Custodian (cost $0, $0, $0, $0, $0, $1,689,729, $0,
 $0, $0, $0, $0 and $133,381, respectively) .....................             -              -                -              -
Due to Manager   ................................................             -         64,348                -          5,951
Accrued directors' fees payable .................................         2,784          2,865            2,784          2,784
Accrued expenses and other payables   ...........................       134,636         67,999          263,615         60,379
                                                                   ------------   ------------   --------------    -----------
Total liabilities   .............................................     8,703,780      3,059,770       43,405,476      1,484,940
                                                                   ------------   ------------   --------------    -----------
Net assets ......................................................   470,538,668     60,544,656    1,659,910,707     81,840,943
                                                                   ============   ============   ==============    ===========
NET ASSETS
Paid in capital  ................................................   352,793,879     56,074,925    1,346,270,262     73,870,458
Undistributed (distributions in excess of) investment
 income-net   ...................................................     1,184,789         97,195        3,674,348       (221,072)
Unrealized appreciation (depreciation) on:
 Investments-net ................................................    83,846,791        879,603      195,319,257       (430,710)
 Foreign currency-net  ..........................................             -              -                -              -
Accumulated realized gain (loss)-net  ...........................    32,713,209      3,492,933      114,646,840      8,622,267
                                                                   ------------   ------------   --------------    -----------
Net assets ......................................................  $470,538,668    $60,544,656   $1,659,910,707    $81,840,943
                                                                   ============   ============   ==============    ===========
INSTITUTIONAL SHARES
Net assets ......................................................  $380,040,460    $54,837,241   $1,540,000,635    $72,446,978
Shares of capital stock outstanding*  ...........................    16,884,442      5,030,367       76,008,459      5,059,111
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE   ......  $      22.51         $10.90   $        20.26    $     14.32
OPEN SHARES
Net assets ......................................................  $ 90,498,208     $5,707,415   $  119,910,072    $ 9,393,965
Shares of capital stock outstanding*  ...........................     4,022,156        524,291        5,923,660        659,636
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE   ......  $      22.50         $10.89   $        20.24    $     14.24


* $0.001 par value, 1,550,000,000 shares authorized for the Portfolios in total.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
72

================================================================================



--------------------------------------------------------------------------------


   LAZARD            LAZARD             LAZARD          LAZARD
   GLOBAL         INTERNATIONAL      INTERNATIONAL     EMERGING
   EQUITY            EQUITY            SMALL CAP        MARKETS
 PORTFOLIO          PORTFOLIO          PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------

 $ 16,160,917     $ 2,698,080,894      $194,379,971   $  266,345,754
      788,000         141,784,000         5,069,000       27,212,000
          121                 243               597              840




       55,499                   -         5,151,097        5,092,943


           32                   -                 -               86
        9,691          19,404,095         6,052,108          503,928
       50,970          11,266,142           395,448        1,532,615
          468         184,037,906            27,171        2,801,856
       43,070                   -                 -                -
          452                   -             1,464            2,218
 ------------     ---------------     -------------   --------------
   17,109,220       3,054,573,280       211,076,856      303,492,240
 ------------     ---------------     -------------   --------------




      330,588         187,505,600         5,789,263        9,204,258
        1,000           8,714,189           328,207        1,826,974
            -                   -                 -                -
            -              67,928             5,959                -
            -           1,703,449           121,449          272,774


            -           1,705,460                 -                -
            -                   -                 -           20,680
        2,784               2,784             2,784            2,784
       56,841           1,006,003           141,789          218,018
 ------------     ---------------     -------------   --------------
      391,213         200,705,413         6,389,451       11,545,488
 ------------     ---------------     -------------   --------------
   16,718,007       2,853,867,867       204,687,405      291,946,752
 ============     ===============     =============   ==============


   13,058,679       2,138,862,420       160,106,674      377,109,542


       75,195           7,722,508         1,059,918        2,523,679


    3,131,722         636,433,681        25,366,666      (57,755,470)
         (504)           (225,035)           30,957          158,067
      452,915          71,074,293        18,123,190      (30,089,066)
 ------------     ---------------     -------------   --------------
 $ 16,718,007     $ 2,853,867,867      $204,687,405   $  291,946,752
 ============     ===============     =============   ==============


 $ 12,036,537     $ 2,821,655,330      $201,314,878   $  279,232,680
      855,483         170,182,358        13,779,162       33,852,697
 $      14.07     $         16.58      $      14.61   $         8.25


 $  4,681,470     $    32,212,537      $  3,372,527   $   12,714,072
      332,993           1,948,259           231,334        1,543,795
 $      14.06     $         16.53      $      14.58   $         8.24





                                        LAZARD
      LAZARD           LAZARD        INTERNATIONAL       LAZARD
       BOND          HIGH YIELD       FIXED-INCOME      STRATEGIC
     PORTFOLIO       PORTFOLIO         PORTFOLIO     YIELD PORTFOLIO
------------------------------------------------------------------

    $106,766,559     $ 29,602,815     $107,727,762    $ 465,223,816
      14,358,000        4,948,000        1,720,000        3,886,000
             579              746              846                -




               -                -          615,603          966,301


               -                -                -        1,366,271
       4,162,345          305,044        1,122,624       15,755,093
         957,127          670,049        2,066,535        7,368,490
         266,000           25,217           75,201       10,424,197
               -                -                -                -
               -           42,144                -                -
    ------------     ------------     ------------    -------------
     126,510,610       35,594,015      113,328,571      504,990,168
    ------------     ------------     ------------    -------------




      19,699,670        3,080,465        2,858,814       10,768,505
         511,838                -          202,287          291,245
          37,813            5,808            7,375          964,056
               -                -          557,581                -
         248,247            7,089           67,861          360,235


               -                -                -          133,381
               -           64,348                -                -
           2,784            2,865            2,784            2,784
          67,817           47,154          109,677          192,753
    ------------     ------------     ------------    -------------
      20,568,169        3,207,729        3,806,379       12,712,959
    ------------     ------------     ------------    -------------
     105,942,441       32,386,286      109,522,192      492,277,209
    ============     ============     ============    =============


     104,535,521       31,688,741      115,238,524      505,005,098


        (146,875)          (1,106)        (296,267)        (590,373)


         659,878         (111,753)      (2,086,465)      (8,708,270)
               -                -         (650,329)       1,157,804
         893,917          810,404       (2,683,271)      (4,587,050)
    ------------     ------------     ------------    -------------
    $105,942,441     $ 32,386,286     $109,522,192    $ 492,277,209
    ============     ============     ============    =============


    $ 95,231,261     $ 32,173,100     $105,864,146    $ 469,682,998
       9,470,405        3,078,463       10,934,631       48,690,702
    $      10.06     $      10.45     $       9.68    $        9.65


    $ 10,711,180     $    213,186     $  3,658,046    $  22,594,211
       1,065,539           20,390          377,984        2,340,575
    $      10.05     $      10.46     $       9.68    $        9.65

================================================================================
THE LAZARD FUNDS, INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                          LAZARD
                                                                         LAZARD         LAZARD          LAZARD            BANTAM
                                                                         EQUITY        MID CAP        SMALL CAP           VALUE
                                                                       PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------    ------------    --------------
INVESTMENT INCOME
INCOME:
 Interest   .........................................................  $   410,739    $    92,877   $   3,116,578    $     123,595
 Dividends  .........................................................    4,756,996        303,001       6,823,234          110,038
                                                                       -----------    -----------   -------------    -------------
Total investment income*   ..........................................    5,167,735        395,878       9,939,812          233,633
                                                                       -----------    -----------   -------------    -------------
EXPENSES:
 Management fees  ...................................................    1,613,356        217,323       6,290,326          314,627
 Administration fees ................................................       64,810         21,011         155,776           30,705
 Distribution fees (Open Shares) ....................................       87,631          5,430         124,965           11,857
 Custodian fees   ...................................................       45,583         29,298         130,501           32,158
 Professional services  .............................................       22,561         26,044          48,706           20,005
 Registration fees   ................................................       49,463         19,869          96,625           17,001
 Shareholders' services .............................................       35,807         29,607          75,766           30,182
 Directors' fees and expenses .......................................        8,419          8,564           8,418            8,418
 Shareholders' reports  .............................................        9,482          7,325          10,177            4,069
 Amortization of organizational expenses  ...........................            -         22,328               -               91
 Other   ............................................................        8,232          3,476          25,469            3,103
                                                                       -----------    -----------   -------------    -------------
Total expenses before fees waived and expenses reimbursed   .........    1,945,344        390,275       6,966,729          472,216
 Management fees waived and expenses reimbursed .....................            -        (75,757)              -          (14,923)
 Administration fees waived   .......................................            -         (3,750)              -                -
 Expense reductions  ................................................       (1,421)             -         (19,284)          (2,588)
                                                                       -----------    -----------   -------------    -------------
Expenses-net   ......................................................    1,943,923        310,768       6,947,445          454,705
                                                                       -----------    -----------   -------------    -------------
INVESTMENT INCOME (LOSS)-NET  .......................................    3,223,812         85,110       2,992,367         (221,072)
                                                                       -----------    -----------   -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY-NET
 Realized gain (loss) on:
   Investments-net   ................................................   26,378,282      3,494,076     106,369,145        7,725,593
   Foreign currency-net .............................................            -              -               -                -
 Net change in unrealized appreciation (depreciation):
   Investments-net   ................................................   22,295,293       (406,267)    (94,566,283)      (7,434,457)
   Foreign currency-net .............................................            -              -               -                -
                                                                       -----------    -----------   -------------    -------------
Realized and unrealized gain (loss) on investments and
  foreign currency-net  .............................................   48,673,575      3,087,809      11,802,862          291,136
                                                                       -----------    -----------   -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....  $51,897,387    $ 3,172,919   $  14,795,229    $      70,064
                                                                       ===========    ===========   =============    =============
  *Net of foreign withholding taxes of: .............................  $    18,107    $     1,416   $      18,651    $           -
                                                                       ===========    ===========   =============    =============
 **Commenced operations on January 2, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
74

================================================================================



--------------------------------------------------------------------------------



  LAZARD          LAZARD          LAZARD           LAZARD                                          LAZARD
  GLOBAL       INTERNATIONAL   INTERNATIONAL      EMERGING         LAZARD         LAZARD        INTERNATIONAL       LAZARD
  EQUITY          EQUITY         SMALL CAP        MARKETS           BOND         HIGH YIELD      FIXED-INCOME      STRATEGIC
 PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO**       PORTFOLIO     YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------








 $   15,404    $   2,660,722    $   218,475     $      827,536    $3,249,601     $ 1,003,868     $  3,124,531   $  16,818,815
    169,336       37,383,624      1,781,290          3,496,911             -          41,595           22,134         786,813
 ----------    -------------    -----------     --------------    ----------     -----------     ------------   --------------
    184,740       40,044,346      1,999,765          4,324,447     3,249,601       1,045,463        3,146,665      17,605,628
 ----------    -------------    -----------     --------------    ----------     -----------     ------------   --------------




     53,262        9,195,510        673,342          1,402,839       255,559          82,713          423,559       1,680,371
     23,735          194,435         40,271             50,372        32,538          23,548           33,610          67,125
      3,749           28,704          3,864             14,555        12,266             122            4,489          23,591
     37,647        1,435,196        118,338            254,023        57,009          26,100          121,534         169,778
     10,594           57,772         13,597             20,728        14,636          13,912           15,406          28,163
     14,669          119,662         34,392             64,764        23,703          18,948           28,008          42,066
     23,252           55,053         24,875             36,306        25,847          16,337           26,887          35,383
      5,718            8,419          8,418              8,417         8,418           5,837            8,418           8,418
        773            6,581          5,477              5,467         1,684           1,910            5,130           4,189
         91                -          1,750              2,460             -          22,204                -               -
      1,911           40,883          4,513              5,370         1,073           1,190            3,890           8,594
 ----------    -------------    -----------     --------------    ----------     -----------     ------------   --------------
    175,401       11,142,215        928,837          1,865,301       432,733         212,821          670,931       2,067,678
    (96,332)          (9,213)        (7,004)           (10,487)       (7,312)        (75,624)         (11,869)              -
          -                -              -                  -             -         (21,250)               -               -
          -           (4,712)             -             (5,195)       (2,148)              -           (6,351)        (21,212)
 ----------    -------------    -----------     --------------    ----------     -----------     ------------   --------------
     79,069       11,128,290        921,833          1,849,619       423,273         115,947          652,711       2,046,466
 ----------    -------------    -----------     --------------    ----------     -----------     ------------   --------------
    105,671       28,916,056      1,077,932          2,474,828     2,826,328         929,516        2,493,954      15,559,162
 ----------    -------------    -----------     --------------    ----------     -----------     ------------   --------------












    287,198       62,330,230     14,977,548        (23,819,921)      760,956         810,404       (1,595,487)     (10,630,046)
       (256)      (3,468,601)      (463,681)          (603,779)            -               -         (788,796)       6,135,651




  1,873,315      322,895,252     21,723,024         (8,821,163)     (473,896)       (111,753)       1,681,703        3,482,831
     (1,210)          (9,810)        37,469            203,968             -               -          152,792         (205,897)
 ----------    -------------    -----------     --------------    ----------     -----------     ------------   --------------




  2,159,047      381,747,071     36,274,360        (33,040,895)      287,060         698,651         (549,788)      (1,217,461)
 ----------    -------------    -----------     --------------    ----------     -----------     ------------   --------------
 $2,264,718    $ 410,663,127    $37,352,292     $  (30,566,067)   $3,113,388     $ 1,628,167     $  1,944,166   $   14,341,701
 ==========    =============    ===========     ==============    ==========     ===========     ============   ==============
 $   14,911    $   5,134,246    $   280,237     $      344,586    $      844     $       527     $      8,908   $        9,137
 ==========    =============    ===========     ==============    ==========     ===========     ============   ==============

================================================================================
THE LAZARD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                              LAZARD EQUITY
                                                                                                PORTFOLIO
                                                                                  --------------------------------------
                                                                                  SIX MONTHS ENDED      YEAR ENDED
                                                                                   JUNE 30, 1998        DECEMBER 31,
                                                                                    (UNAUDITED)            1997
                                                                                  ------------------   -----------------
INCREASE IN NET ASSETS:
Operations:
 Investment income (loss)-net  ................................................     $   3,223,812       $    3,266,345
 Realized gain (loss) on investments and foreign currency-net   ...............        26,378,282           58,942,717
 Change in unrealized appreciation (depreciation)-net  ........................        22,295,293            9,469,216
                                                                                    -------------       --------------
Net increase (decrease) in net assets resulting from operations ...............        51,897,387           71,678,278
                                                                                    -------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income-net
  Institutional Shares   ......................................................        (1,726,610)          (3,202,517)
  Open Shares   ...............................................................          (331,905)             (70,473)
 From realized gains-net
  Institutional Shares   ......................................................                 -          (53,939,994)
  Open Shares   ...............................................................                 -           (2,267,870)
 In excess of investment income-net
  Institutional Shares   ......................................................                 -                    -
  Open Shares   ...............................................................                 -                    -
 In excess of realized gains-net
  Institutional Shares   ......................................................                 -                    -
  Open Shares   ...............................................................                 -                    -
                                                                                    -------------       --------------
Net decrease in net assets resulting from distributions   .....................        (2,058,515)         (59,480,854)
                                                                                    -------------       --------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares   ......................................................        42,519,771           90,619,277
  Open Shares   ...............................................................        70,182,012           30,083,744
 Net proceeds from reinvestment of distributions
  Institutional Shares   ......................................................         1,521,904           54,569,340
  Open Shares   ...............................................................           329,178            2,261,137
 Cost of shares redeemed
  Institutional Shares   ......................................................       (39,843,979)        (103,551,489)
  Open Shares   ...............................................................       (10,395,262)          (8,398,580)
                                                                                    -------------       --------------
Net increase (decrease) in net assets from capital stock transactions .........        64,313,624           65,583,429
                                                                                    -------------       --------------
Total increase in net assets   ................................................       114,152,496           77,780,853
Net assets at beginning of period .............................................       356,386,172          278,605,319
                                                                                    -------------       --------------
Net assets at end of period*   ................................................     $ 470,538,668       $  356,386,172
                                                                                    =============       ==============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of period ....................................        16,695,862           14,480,367
                                                                                    -------------       --------------
 Shares sold ..................................................................         1,957,707            4,234,980
 Shares issued to shareholders from reinvestment of distributions  ............            65,811            2,733,379
 Shares repurchased   .........................................................        (1,834,938)          (4,752,864)
                                                                                    -------------       --------------
 Net increase (decrease) ......................................................           188,580            2,215,495
                                                                                    -------------       --------------
 Shares outstanding at end of period ..........................................        16,884,442           16,695,862
                                                                                    =============       ==============
OPEN SHARES:
 Shares outstanding at beginning of period ....................................         1,141,207                    -
                                                                                    -------------       --------------
 Shares sold ..................................................................         3,346,064            1,390,648
 Shares issued to shareholders from reinvestment of distributions  ............            14,387              113,384
 Shares repurchased   .........................................................          (479,502)            (362,825)
                                                                                    -------------       --------------
 Net increase (decrease) ......................................................         2,880,949            1,141,207
                                                                                    -------------       --------------
 Shares outstanding at end of period ..........................................         4,022,156            1,141,207
                                                                                    =============       ==============
 * Includes undistributed (distributions in excess of) investment income-net ..     $   1,184,789       $       19,492
                                                                                    =============       ==============
 ** Commenced operations on November 4, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
76

================================================================================



--------------------------------------------------------------------------------



           LAZARD MID CAP                          LAZARD SMALL CAP                         LAZARD BANTAM VALUE
             PORTFOLIO                                PORTFOLIO                                 PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED      PERIOD ENDED      SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED       YEAR ENDED
 JUNE 30, 1998        DECEMBER 31,       JUNE 30, 1998         DECEMBER 31,        JUNE 30, 1998        DECEMBER 31,
  (UNAUDITED)            1997**           (UNAUDITED)              1997             (UNAUDITED)             1997
-------------------------------------------------------------------------------------------------------------------------

 $       85,110       $      76,325      $    2,992,367       $    4,109,963       $     (221,072)      $      (242,145)
      3,494,076              (1,143)        106,369,145          180,850,768            7,725,593            10,157,779
       (406,267)          1,285,870         (94,566,283)         111,151,369           (7,434,457)            3,977,235
---------------       -------------      --------------       --------------       --------------       ---------------
      3,172,919           1,361,052          14,795,229          296,112,100               70,064            13,892,869
---------------       -------------      --------------       --------------       --------------       ---------------


              -             (69,578)                  -           (3,427,982)                   -                     -
              -              (1,235)                  -                    -                    -                     -

              -                   -                   -         (188,272,138)                   -            (9,019,744)
              -                   -                   -           (5,550,731)                   -              (964,614)

              -                   -                   -                    -                    -                     -
              -                   -                   -                    -                    -                     -

              -                   -                   -                    -                    -                     -
              -                   -                   -                    -                    -                     -
---------------       -------------      --------------       --------------       --------------       ---------------
              -             (70,813)                  -         (197,250,851)                   -            (9,984,358)
---------------       -------------      --------------       --------------       --------------       ---------------


      6,676,597          48,808,885         317,527,174          580,429,963            6,941,861            31,919,201
      3,952,780           2,003,215          95,152,403           52,536,821            4,337,993            10,151,848


              -              64,808           3,083,797          179,673,475                    -             8,989,030
              -                 809                   -            5,399,865              (10,931)              900,973

     (4,651,861)           (346,699)       (241,251,060)        (399,682,887)          (4,622,574)          (10,133,057)
       (191,268)           (235,768)        (20,569,206)          (7,451,540)          (3,195,431)           (1,965,892)
---------------       -------------      --------------       --------------       --------------       ---------------
      5,786,248          50,295,250         153,943,108          410,905,697            3,450,918            39,862,103
---------------       -------------      --------------       --------------       --------------       ---------------
      8,959,167          51,585,489         168,738,337          509,766,946            3,520,982            43,770,614
     51,585,489                   -       1,491,172,370          981,405,424           78,319,961            34,549,347
---------------       -------------      --------------       --------------       --------------       ---------------
 $   60,544,656       $  51,585,489      $1,659,910,707       $1,491,172,370       $   81,840,943       $    78,319,961
===============       =============      ==============       ==============       ==============       ===============

      4,851,388                   -          72,186,366           53,230,190            4,887,256             2,746,889
---------------       -------------      --------------       --------------       --------------       ---------------
        594,396           4,879,588          15,223,659           28,061,127              472,521             2,177,512
              -               6,442             158,061            9,286,832                    -               647,359
       (415,417)            (34,642)        (11,559,627)         (18,391,783)            (300,666)             (684,504)
---------------       -------------      --------------       --------------       --------------       ---------------
        178,979           4,851,388           3,822,093           18,956,176              171,855             2,140,367
---------------       -------------      --------------       --------------       --------------       ---------------
      5,030,367           4,851,388          76,008,459           72,186,366            5,059,111             4,887,256
===============       =============      ==============       ==============       ==============       ===============

        176,048                   -           2,302,364                    -              585,520                     -
---------------       -------------      --------------       --------------       --------------       ---------------
        365,213             199,579           4,584,179            2,362,406              296,772               642,453
              -                  80                   -              277,559                 (780)               64,441
        (16,970)            (23,611)           (962,883)            (337,601)            (221,876)             (121,374)
---------------       -------------      --------------       --------------       --------------       ---------------
        348,243             176,048           3,621,296            2,302,364               74,116               585,520
---------------       -------------      --------------       --------------       --------------       ---------------
        524,291             176,048           5,923,660            2,302,364              659,636               585,520
===============       =============      ==============       ==============       ==============       ===============
 $       97,195       $      12,085      $    3,674,348       $      681,981       $     (221,072)      $             -
===============       =============      ==============       ==============       ==============       ===============

================================================================================
THE LAZARD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                        LAZARD GLOBAL EQUITY
                                                                                             PORTFOLIO
                                                                                ------------------------------------
                                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                                 JUNE 30, 1998        DECEMBER 31,
                                                                                  (UNAUDITED)            1997
--------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
Operations:
 Investment income (loss)-net   .............................................      $   105,671        $    115,429
 Realized gain (loss) on investments and foreign currency-net ...............          286,942             856,254
 Change in unrealized appreciation (depreciation)-net   .....................        1,872,105             652,357
                                                                                   -----------        ------------
Net increase (decrease) in net assets resulting from operations  ............        2,264,718           1,624,040
                                                                                   -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income-net
  Institutional Shares ......................................................                -            (105,741)
  Open Shares ...............................................................                -             (13,063)
 From realized gains-net
  Institutional Shares ......................................................                -            (947,173)
  Open Shares ...............................................................                -            (128,664)
 In excess of investment income-net
  Institutional Shares ......................................................                -              (6,344)
  Open Shares ...............................................................                -                (830)
 In excess of realized gains-net
  Institutional Shares ......................................................                -                   -
  Open Shares ...............................................................                -                   -
                                                                                   -----------        ------------
Net decrease in net assets resulting from distributions .....................                -          (1,201,815)
                                                                                   -----------        ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares ......................................................          380,485           2,036,594
  Open Shares ...............................................................        2,354,494           2,834,230
 Net proceeds from reinvestment of distributions
  Institutional Shares ......................................................                -           1,020,486
  Open Shares ...............................................................                -             141,752
 Cost of shares redeemed
  Institutional Shares ......................................................         (521,336)         (2,916,057)
  Open Shares ...............................................................         (409,111)           (674,496)
                                                                                   -----------        ------------
Net increase (decrease) in net assets from capital stock transactions  ......        1,804,532           2,442,509
                                                                                   -----------        ------------
Total increase in net assets ................................................        4,069,250           2,864,734
Net assets at beginning of period  ..........................................       12,648,757           9,784,023
                                                                                   -----------        ------------
Net assets at end of period* ................................................      $16,718,007        $ 12,648,757
                                                                                   ===========        ============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of period  .................................          870,086             852,071
                                                                                   -----------        ------------
 Shares sold  ...............................................................           29,206             173,237
 Shares issued to shareholders from reinvestment of distributions   .........                -              86,767
 Shares repurchased .........................................................          (43,809)           (241,989)
                                                                                   -----------        ------------
 Net increase (decrease)  ...................................................          (14,603)             18,015
                                                                                   -----------        ------------
 Shares outstanding at end of period  .......................................          855,483             870,086
                                                                                   ===========        ============
OPEN SHARES:
 Shares outstanding at beginning of period  .................................          192,168                   -
                                                                                   -----------        ------------
 Shares sold  ...............................................................          173,032             233,628
 Shares issued to shareholders from reinvestment of distributions   .........                -              11,953
 Shares repurchased .........................................................          (32,207)            (53,413)
                                                                                   -----------        ------------
 Net increase (decrease)  ...................................................          140,825             192,168
                                                                                   -----------        ------------
 Shares outstanding at end of period  .......................................          332,993             192,168
                                                                                   ===========        ============
*Includes undistributed (distributions in excess of) investment Income-net         $    75,195        $    (30,476)
                                                                                   ===========        ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
78

================================================================================


--------------------------------------------------------------------------------

      LAZARD INTERNATIONAL EQUITY             LAZARD INTERNATIONAL SMALL CAP              LAZARD EMERGING MARKETS
               PORTFOLIO                                 PORTFOLIO                               PORTFOLIO
----------------------------------------   -------------------------------------   --------------------------------------
SIX MONTHS ENDED        YEAR ENDED         SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
 JUNE 30, 1998         DECEMBER 31,         JUNE 30, 1998        DECEMBER 31,       JUNE 30, 1998        DECEMBER 31,
  (UNAUDITED)              1997              (UNAUDITED)             1997            (UNAUDITED)            1997
-------------------------------------------------------------------------------------------------------------------------

 $    28,916,056      $    23,690,976        $   1,077,932       $   1,030,350      $     2,474,828      $    3,029,620
      58,861,629          135,333,682           14,513,867           4,797,715          (24,423,700)          9,698,759
     322,885,442           57,416,855           21,760,493          (6,500,094)          (8,617,195)        (56,098,361)
----------------      ---------------        -------------       -------------      ---------------     ---------------
     410,663,127          216,441,513           37,352,292            (672,029)         (30,566,067)        (43,369,982)
----------------      ---------------        -------------       -------------      ---------------     ---------------






               -          (23,615,628)                   -            (779,553)                   -          (2,195,662)
               -              (75,348)                   -              (2,605)                   -             (50,943)



               -         (132,849,456)                   -          (2,420,014)                   -         (12,058,986)
               -             (407,971)                   -             (20,012)                   -            (403,361)



               -          (19,997,743)                   -                   -                    -                   -
               -              (49,197)                   -                   -                    -                   -



               -                    -                    -                   -                    -          (6,127,590)
               -                    -                    -                   -                    -            (163,296)
----------------      ---------------        -------------       -------------      ---------------     ---------------
               -         (176,995,343)                   -          (3,222,184)                   -         (20,999,838)
----------------      ---------------        -------------       -------------      ---------------     ---------------




     644,582,865          540,108,125           60,691,864          33,547,354           97,298,580         224,014,461
      61,158,278           14,105,912            5,906,424           3,051,529           19,832,133          17,560,383


       3,977,827          165,563,968               58,886           2,967,819            2,857,133          16,809,709
               -              496,902                    -              21,902              (48,374)            582,273


    (333,645,250)        (461,972,317)         (37,893,716)        (17,963,195)         (28,254,987)        (88,595,351)
     (43,387,363)          (3,403,545)          (4,995,609)         (1,136,469)         (13,280,753)         (7,220,528)
----------------      ---------------        -------------       -------------      ---------------     ---------------
     332,686,357          254,899,045           23,767,849          20,488,940           78,403,732         163,150,947
----------------      ---------------        -------------       -------------      ---------------     ---------------
     743,349,484          294,345,215           61,120,141          16,594,727           47,837,665          98,781,127
   2,110,518,383        1,816,173,168          143,567,264         126,972,537          244,109,087         145,327,960
----------------      ---------------        -------------       -------------      ---------------     ---------------
 $ 2,853,867,867      $ 2,110,518,383        $ 204,687,405       $ 143,567,264      $   291,946,752      $  244,109,087
================      ===============        =============       =============      ===============     ===============






     150,349,803          133,302,794           12,122,940          10,640,540           25,697,597          12,969,409
----------------      ---------------        -------------       -------------      ---------------     ---------------
      40,852,303           36,635,849            4,301,819           2,689,836           10,917,356          18,858,547
         281,317           11,731,335                5,003             253,037              315,045           1,776,539
     (21,301,065)         (31,320,175)          (2,650,600)         (1,460,473)          (3,077,301)         (7,906,898)
----------------      ---------------        -------------       -------------      ---------------     ---------------
      19,832,555           17,047,009            1,656,222           1,482,400            8,155,100          12,728,188
----------------      ---------------        -------------       -------------      ---------------     ---------------
     170,182,358          150,349,803           13,779,162          12,122,940           33,852,697          25,697,597
================      ===============        =============       =============      ===============     ===============



         773,878                    -              160,229                   -              844,049                   -
----------------      ---------------        -------------       -------------      ---------------     ---------------
       3,855,795              967,597              410,386             251,402            2,135,212           1,447,155
               -               35,205                    -               1,866              (96,370)             62,861
      (2,681,414)            (228,924)            (339,281)            (93,039)          (1,339,096)           (665,967)
----------------      ---------------        -------------       -------------      ---------------     ---------------
       1,174,381              773,878               71,105             160,229              699,746             844,049
----------------      ---------------        -------------       -------------      ---------------     ---------------
       1,948,259              773,878              231,334             160,229            1,543,795             844,049
================      ===============        =============       =============      ===============     ===============
 $     7,722,508      $   (21,193,548)       $   1,059,918       $     (18,014)     $     2,523,679      $       48,851
================      ===============        =============       =============      ===============     ===============

================================================================================
THE LAZARD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------



                                                                                            LAZARD BOND
                                                                                             PORTFOLIO
                                                                                ------------------------------------
                                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                                 JUNE 30, 1998       DECEMBER 31,
                                                                                  (UNAUDITED)            1997
-------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
Operations:
Investment income (loss)-net ................................................     $   2,826,328      $  4,977,490
 Realized gain (loss) on investments and foreign currency-net ...............           760,956         1,191,253
 Change in unrealized appreciation (depreciation)-net   .....................          (473,896)          976,970
                                                                                  -------------      ------------
Net increase (decrease) in net assets resulting from operations  ............         3,113,388         7,145,713
                                                                                  -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income-net
  Institutional Shares ......................................................        (2,579,338)       (4,784,961)
  Open Shares ...............................................................          (257,547)         (218,630)
 From realized gains-net
  Institutional Shares ......................................................                 -          (622,871)
  Open Shares ...............................................................                 -           (47,549)
 In excess of investment income-net
  Institutional Shares ......................................................                 -          (103,346)
  Open Shares ...............................................................                 -            (6,061)
 In excess of realized gains - net
  Institutional Shares ......................................................                 -                 -
  Open Shares ...............................................................                 -                 -
 From capital-net
  Institutional Shares ......................................................                 -                 -
  Open Shares ...............................................................                 -                 -
                                                                                  -------------      ------------
Net decrease in net assets resulting from distributions .....................        (2,836,885)       (5,783,418)
                                                                                  -------------      ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares ......................................................        12,158,508        30,149,655
  Open Shares ...............................................................         4,808,200         7,728,016
 Net proceeds from reinvestment of distributions
  Institutional Shares ......................................................         2,348,106         5,018,654
  Open Shares ...............................................................           228,462           248,171
 Cost of shares redeemed
  Institutional Shares ......................................................       (11,965,447)      (13,915,433)
  Open Shares ...............................................................        (1,622,515)         (786,886)
                                                                                  -------------      ------------
Net increase (decrease) in net assets from capital stock transactions  ......         5,955,314        28,442,177
                                                                                  -------------      ------------
Total increase in net assets ................................................         6,231,817        29,804,472
Net assets at beginning of period  ..........................................        99,710,624        69,906,152
                                                                                  -------------      ------------
Net assets at end of period* ................................................     $ 105,942,441      $ 99,710,624
                                                                                  =============      ============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:

Shares outstanding at beginning of period                                             9,217,915         7,073,035
                                                                                  -------------      ------------
 Shares sold  ...............................................................         1,209,087         3,039,325
 Shares issued to shareholders from reinvestment of distributions   .........           233,600           503,472
 Shares repurchased .........................................................        (1,190,197)       (1,397,917)
                                                                                  -------------      ------------
 Net increase (decrease)  ...................................................           252,490         2,144,880
                                                                                  -------------      ------------
 Shares outstanding at end of period  .......................................         9,470,405         9,217,915
                                                                                  =============      ============
OPEN SHARES:
 Shares outstanding at beginning of period  .................................           726,613                 -
                                                                                  -------------      ------------
 Shares sold  ...............................................................           477,718           779,924
 Shares issued to shareholders from reinvestment of distributions   .........            22,750            24,775
 Shares repurchased .........................................................          (161,542)          (78,086)
                                                                                  -------------      ------------
 Net increase (decrease)  ...................................................           338,926           726,613
                                                                                  -------------      ------------
 Shares outstanding at end of period  .......................................         1,065,539           726,613
                                                                                  =============      ============
*Includes undistributed (distributions in excess of) investment Income-net        $    (146,875)     $   (136,318)
                                                                                  =============      ============

** Commenced operations on January 2, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
80

================================================================================



--------------------------------------------------------------------------------



LAZARD HIGH YIELD      LAZARD INTERNATIONAL FIXED-INCOME              LAZARD STRATEGIC YIELD
   PORTFOLIO**                     PORTFOLIO                                 PORTFOLIO
------------------   -------------------------------------   -----------------------------------------
  PERIOD ENDED       SIX MONTHS ENDED       YEAR ENDED        SIX MONTHS ENDED         YEAR ENDED
  JUNE 30, 1998       JUNE 30, 1998        DECEMBER 31,        JUNE 30, 1998          DECEMBER 31,
   (UNAUDITED)         (UNAUDITED)             1997             (UNAUDITED)               1997
-------------------------------------------------------------------------------------------------------
 $    929,516          $   2,493,954       $   5,281,736      $      15,559,162     $    24,177,268
      810,404             (2,384,283)         (4,062,403)            (4,494,395)          4,985,365
     (111,753)             1,834,495          (6,930,080)             3,276,934         (15,784,090)
 -------------         -------------       -------------      -----------------     ----------------
    1,628,167              1,944,166          (5,710,747)            14,341,701          13,378,543
 -------------         -------------       -------------      -----------------     ----------------


     (926,611)            (1,301,621)           (856,065)           (14,950,620)        (24,262,314)
       (4,011)               (38,530)             (4,392)              (624,491)           (625,698)

            -                      -            (162,035)                     -          (1,819,161)
            -                      -                   -                      -             (77,090)

            -                      -            (561,048)                     -          (2,563,969)
            -                      -              (8,622)                     -             (73,087)

            -                      -          (1,193,276)                     -                   -
            -                      -             (18,323)                     -                   -

            -                      -          (2,677,113)                     -                   -
            -                      -             (41,142)                     -                   -
 ------------          -------------       -------------      -----------------     ----------------
     (930,622)            (1,340,151)         (5,522,016)           (15,575,111)        (29,421,319)
 ------------          -------------       -------------      -----------------     ----------------


   36,512,707             10,024,285          62,994,956            242,055,910         420,086,629
      211,150              1,479,933           2,930,820             68,333,326          18,214,057

      908,556              1,662,082           4,103,522              9,976,916          22,349,566
        3,081                 49,554              57,737                527,676             692,322

   (5,946,753)           (16,609,104)        (34,229,843)          (180,633,828)       (226,654,290)
            -               (645,811)            (97,029)           (61,501,602)         (2,976,085)
-------------          -------------       -------------      -----------------     ----------------
   31,688,741             (4,039,061)         35,760,163             78,758,398         231,712,199
-------------          -------------       -------------      -----------------     ----------------
   32,386,286             (3,435,046)         24,527,400             77,524,988         215,669,423
            -            112,957,238          88,429,838            414,752,221         199,082,798
-------------          -------------       -------------      -----------------     ----------------
$  32,386,286          $ 109,522,192       $ 112,957,238      $     492,277,209     $   414,752,221
=============          =============       =============      =================     ================


            -             11,439,832           8,201,037             41,370,616          19,892,579
-------------          -------------       -------------      -----------------     ----------------
    3,555,268              1,033,146           6,263,605             24,871,109          41,987,849
       86,823                172,295             410,505              1,025,837           2,253,081
     (563,628)            (1,710,642)         (3,435,315)           (18,576,860)        (22,762,893)
-------------          -------------       -------------      -----------------     ----------------
    3,078,463               (505,201)          3,238,795              7,320,086          21,478,037
-------------          -------------       -------------      -----------------     ----------------
    3,078,463             10,934,631          11,439,832             48,690,702          41,370,616
=============          =============       =============      =================     ================

            -                287,789                   -              1,584,672                   -
-------------          -------------       -------------      -----------------     ----------------
       20,097                152,259             291,721              7,009,476           1,813,716
          293                  5,134               5,813                 54,224              70,193
            -                (67,198)             (9,745)            (6,307,797)           (299,237)
-------------          -------------       -------------      -----------------     ----------------
       20,390                 90,195             287,789                755,903           1,584,672
-------------          -------------       -------------      -----------------     ----------------
       20,390                377,984             287,789              2,340,575           1,584,672
=============          =============       =============      =================     ================
$      (1,106)         $    (296,267)      $  (1,450,070)     $        (590,373)    $      (574,424)
=============          =============       =============      =================     ================

================================================================================
THE LAZARD FUNDS, INC.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO





                                               SIX MONTHS                             YEAR ENDED
                                                 ENDED       --------------------------------------------------------------
                                                6/30/98+     12/31/97     12/31/96     12/31/95     12/31/94    12/31/93
INSTITUTIONAL SHARES                           ------------ ------------ ------------ ------------ ----------- -----------
Net asset value, beginning of period .........  $  19.98     $  19.24     $  17.41     $  13.75     $  13.89    $  12.74
                                                --------     --------     --------     --------     --------    --------
Income (loss) from investment operations:
 Net investment income   .....................      0.17         0.22         0.33         0.23         0.14        0.16
 Net realized and unrealized gain (loss) .....      2.46         4.54         3.06         4.93         0.44        2.17
                                                --------     --------     --------     --------     --------    --------
 Total from investment operations ............      2.63         4.76         3.39         5.16         0.58        2.33
                                                --------     --------     --------     --------     --------    --------
Less distributions from and in excess of:
 Net investment income   .....................     (0.10)       (0.22)       (0.33)       (0.18)       (0.15)      (0.17)
 Net realized gain ...........................         -        (3.80)       (1.23)       (1.32)       (0.57)      (1.01)
                                                --------     --------     --------     --------     --------    --------
 Total distributions  ........................     (0.10)       (4.02)       (1.56)       (1.50)       (0.72)      (1.18)
                                                --------     --------     --------     --------     --------    --------
Net asset value, end of period ...............  $  22.51     $  19.98     $  19.24     $  17.41     $  13.75    $  13.89
                                                ========     ========     ========     ========     ========    ========
TOTAL RETURN (A)   ...........................      13.2%        25.1%        19.9%        37.7%         4.2%       18.6%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....  $380,040     $333,575     $278,605     $163,787     $ 89,105    $ 47,123
Ratios to average net assets:
 Net expenses (b)  ...........................      0.86%        0.86%        0.89%        0.92%        1.05%       1.05%
 Gross expenses (b)   ........................      0.86%        0.87%        0.89%        0.92%        1.05%       1.18%
 Net investment income (b)  ..................      1.54%        1.00%        1.87%        1.45%        1.15%       1.31%
Portfolio turnover rate  .....................        28%          78%          66%          81%          67%         64%


                                                  SIX MONTHS     FOR THE PERIOD
                                                    ENDED          2/5/97* TO
                                                   6/30/98+         12/31/97
OPEN SHARES                                       ------------   ---------------
Net asset value, beginning of period  .........    $  19.99         $  20.19
                                                   --------         --------
Income (loss) from investment operations:
 Net investment income ........................        0.13             0.13
 Net realized and unrealized gain (loss) ......        2.47             3.62
                                                   --------         --------
 Total from investment operations  ............        2.60             3.75
                                                   --------         --------
Less distributions from and in excess of:
 Net investment income ........................       (0.09)           (0.15)
 Net realized gain  ...........................           -            (3.80)
                                                   --------         --------
 Total distributions   ........................       (0.09)           (3.95)
                                                   --------         --------
Net asset value, end of period  ...............    $  22.50         $  19.99
                                                   ========         ========
TOTAL RETURN (A) ..............................       13.0%            18.9%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ......    $ 90,498         $ 22,811
Ratios to average net assets:
 Net expenses (b)   ...........................        1.13%            1.22%
 Gross expenses (b) ...........................        1.13%            1.35%
 Net investment income (b)   ..................        1.27%            0.60%
Portfolio turnover rate   .....................          28%              78%

SEE NOTES TO FINANCIAL HIGHLIGHTS

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
82

================================================================================
THE LAZARD FUNDS, INC

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD MID CAP PORTFOLIO


                                               SIX MONTHS   FOR THE PERIOD
                                                 ENDED       11/4/97* TO
                                               6/30/98+        12/31/97
INSTITUTIONAL SHARES                           ------------ ---------------
Net asset value, beginning of period .........  $   10.26      $  10.00
                                                ---------      --------
Income (loss) from investment operations:
 Net investment income   .....................       0.02          0.02
 Net realized and unrealized gain (loss) .....       0.62          0.26
                                                ---------      --------
 Total from investment operations ............       0.64          0.28
                                                ---------      --------
Less distributions from and in excess of:
 Net investment income   .....................          -        ( 0.02)
 Net realized gain ...........................          -             -
                                                ---------      --------
 Total distributions  ........................          -        ( 0.02)
                                                ---------      --------
Net asset value, end of period ...............  $   10.90      $  10.26
                                                =========      ========
TOTAL RETURN (A)   ...........................       6.2 %         2.8 %
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....  $  54,837      $ 49,779
Ratios to average net assets:
 Net expenses (b)  ...........................       1.05%         1.05%
 Gross expenses (b)   ........................       1.29%         1.44%
 Net investment income (b)  ..................       0.32%         1.02%
Portfolio turnover rate  .....................         53%            1%


                                               SIX MONTHS   FOR THE PERIOD
                                                 ENDED       11/4/97* TO
                                                6/30/98+       12/31/97
OPEN SHARES                                    ------------ ---------------
Net asset value, beginning of period .........  $   10.26      $  10.00
                                                ---------      --------
Income (loss) from investment operations:
 Net investment income   .....................          -          0.01
 Net realized and unrealized gain (loss)             0.63          0.26
                                                ---------      --------
 Total from investment operations ............       0.63          0.27
                                                ---------      --------
Less distributions from and in excess of:

 Net investment income   .....................          -        ( 0.01)
 Net realized gain ...........................          -             -
                                                ---------      --------
 Total distributions  ........................          -        ( 0.01)
                                                ---------      --------
Net asset value, end of period ...............  $   10.89      $  10.26
                                                =========      ========
TOTAL RETURN (A)   ...........................       6.1%          2.7 %
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....  $   5,707      $  1,806
Ratios to average net assets:
 Net expenses (b)  ...........................       1.35%         1.35%
 Gross expenses (b)   ........................       2.05%         4.97%
 Net investment income (b)  ..................       0.03%         0.72%
Portfolio turnover rate  .....................         53%            1%
SEE NOTES TO FINANCIAL HIGHLIGHTS

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              83

================================================================================
THE LAZARD FUNDS, INC

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO


                                               SIX MONTHS                               YEAR ENDED
                                                 ENDED       -----------------------------------------------------------------
                                               6/30/98+        12/31/97      12/31/96     12/31/95     12/31/94     12/31/93
INSTITUTIONAL SHARES                          -------------- -------------- ------------ ------------ ------------ -----------
Net asset value, beginning of period   ......  $    20.02     $    18.44     $  15.95     $  14.35     $  15.26     $  12.98
                                               ----------     ----------     --------     --------     --------     --------
Income (loss) from investment operations:
 Net investment income  .....................        0.04           0.07         0.11         0.13         0.07         0.02
 Net realized and unrealized gain (loss)             0.20           4.92         3.68         2.95         0.22         3.83
                                               ----------     ----------     --------     --------     --------     --------
 Total from investment operations   .........        0.24           4.99         3.79         3.08         0.29         3.85
                                               ----------     ----------     --------     --------     --------     --------
Less distributions from and in excess of:
 Net investment income  .....................           -         ( 0.06)      ( 0.11)      ( 0.16)      ( 0.04)      ( 0.02)
 Net realized gain   ........................           -         ( 3.35)      ( 1.19)      ( 1.32)      ( 1.16)      ( 1.55)
                                               ----------     ----------     --------     --------     --------     --------
 Total distributions ........................           -         ( 3.41)      ( 1.30)      ( 1.48)      ( 1.20)      ( 1.57)
                                               ----------     ----------     --------     --------     --------     --------
Net asset value, end of period   ............  $    20.26     $    20.02     $  18.44     $  15.95     $  14.35     $  15.26
                                               ==========     ==========     ========     ========     ========     ========
TOTAL RETURN (A)  ...........................        1.2%          28.1%        23.9%        21.5%         2.0%        30.1%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....  $1,540,001     $1,445,075     $981,405     $646,371     $429,673     $350,952
Ratios to average net assets:
 Net expenses (b) ...........................        0.81%          0.82%        0.84%        0.84%        0.85%        0.88%
 Gross expenses (b)  ........................        0.81%          0.82%        0.84%        0.84%        0.85%        0.88%
 Net investment income (b) ..................        0.38%          0.35%        0.60%        0.90%        0.51%        0.16%
Portfolio turnover rate .....................          21%            56%          51%          70%          70%          98%


                                                  SIX MONTHS     FOR THE PERIOD
                                                    ENDED         1/30/97* TO
                                                   6/30/98+         12/31/97
OPEN SHARES                                       ------------   ---------------
Net asset value, beginning of period  .........    $  20.02         $  18.75
                                                   --------         --------
Income (loss) from investment operations:
 Net investment income ........................           -             0.01
 Net realized and unrealized gain (loss) ......        0.22             4.61
                                                   --------         --------
 Total from investment operations  ............        0.22             4.62
                                                   --------         --------
Less distributions from and in excess of:
 Net investment income ........................           -                -
 Net realized gain  ...........................           -            (3.35)
                                                   --------         --------
 Total distributions   ........................           -            (3.35)
                                                   --------         --------
Net asset value, end of period  ...............    $  20.24         $  20.02
                                                   ========         ========
TOTAL RETURN (A) ..............................         1.1%            25.6%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ......    $119,910         $ 46,097
Ratios to average net assets:
 Net expenses (b)   ...........................        1.09%            1.14%
 Gross expenses (b) ...........................        1.09%            1.23%
 Net investment income (b)   ..................        0.07%            0.12%
Portfolio turnover rate   .....................          21%              56%
SEE NOTES TO FINANCIAL HIGHLIGHTS


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
84

================================================================================
THE LAZARD FUNDS, INC

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD BANTAM VALUE PORTFOLIO


                                                 SIX MONTHS       YEAR        FOR THE PERIOD
                                                   ENDED          ENDED         3/5/96* TO
                                                  6/30/98+      12/31/97         12/31/96
INSTITUTIONAL SHARES                           ------------   -----------   ---------------
Net asset value, beginning of period .........    $   14.32     $  12.58         $  10.00
                                                  ---------     --------         --------
Income (loss) from investment operations:
 Net investment income   .....................       ( 0.04)           -             0.22
 Net realized and unrealized gain (loss) .....         0.04         4.12             3.11
                                                  ---------     --------         --------
 Total from investment operations ............            -         4.12             3.33
                                                  ---------     --------         --------
Less distributions from and in excess of:
 Net investment income   .....................            -            -           ( 0.22)
 Net realized gain ...........................            -       ( 2.38)          ( 0.53)
                                                  ---------     --------         --------
 Total distributions  ........................            -       ( 2.38)          ( 0.75)
                                                  ---------     --------         --------
Net asset value, end of period ...............    $   14.32     $  14.32         $  12.58
                                                  =========     ========         ========
TOTAL RETURN (A)   ...........................         0.0%        33.9%            33.3%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....    $  72,447     $ 69,972         $ 34,549
Ratios to average net assets:
 Net expenses (b)  ...........................         1.05%        1.05%            1.05%
 Gross expenses (b)   ........................         1.07%        1.14%            1.91%
 Net investment income (b)  ..................       (0.49)%      (0.42)%            2.80%
Portfolio turnover rate  .....................           49%         110%             262%


                                                 SIX MONTHS   FOR THE PERIOD
                                                   ENDED        1/23/97* TO
                                                   6/30/98+      12/31/97
OPEN SHARES                                      ------------ ---------------
Net asset value, beginning of period .........   $   14.26      $    13.13
                                                 ---------      ----------
Income (loss) from investment operations:
 Net investment income (loss)  ...............       (0.06)              -
 Net realized and unrealized gain (loss)              0.04            3.51
                                                 ---------      ----------
 Total from investment operations ............       (0.02)           3.51
                                                 ---------      ----------
Less distributions from and in excess of:
 Net investment income   .....................           -               -
 Net realized gain ...........................           -           (2.38)
                                                 ---------      ----------
 Total distributions  ........................           -           (2.38)
                                                 ---------      ----------
Net asset value, end of period ...............   $   14.24      $    14.26
                                                 =========      ==========
TOTAL RETURN (A)   ...........................       (0.1)%          27.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....   $   9,394      $    8,348
Ratios to average net assets:
 Net expenses (b)  ...........................        1.35%           1.35%
 Gross expenses (b)   ........................        1.57%           1.88%
 Net investment income (b)  ..................      (0.80)%         (0.69)%
Portfolio turnover rate  .....................          49%            110%
SEE NOTES TO FINANCIAL HIGHLIGHTS


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              85

================================================================================
THE LAZARD FUNDS, INC

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD GLOBAL EQUITY PORTFOLIO


                                                SIX MONTHS       YEAR        FOR THE PERIOD
                                                  ENDED          ENDED         1/4/96* TO
                                                6/30/98+        12/31/97        12/31/96
INSTITUTIONAL SHARES                            ------------   -----------   ---------------
Net asset value, beginning of period   ......    $   11.91      $  11.48        $  10.00
                                                 ---------      --------        --------
Income (loss) from investment operations:
 Net investment income  .....................         0.10          0.14            0.09
 Net realized and unrealized gain (loss)              2.06          1.58            1.49
                                                 ---------      --------        --------
 Total from investment operations   .........         2.16          1.72            1.58
                                                 ---------      --------        --------
Less distributions from and in excess of:
 Net investment income  .....................            -        ( 0.15)         ( 0.10)
 Net realized gain   ........................            -        ( 1.14)              -
                                                 ---------      --------        --------
 Total distributions ........................            -        ( 1.29)         ( 0.10)
                                                 ---------      --------        --------
Net asset value, end of period   ............    $   14.07      $  11.91        $  11.48
                                                 =========      ========        ========
TOTAL RETURN (A)  ...........................        18.2%         15.3%           15.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....    $  12,037      $ 10,359        $  9,784
Ratios to average net assets:
 Net expenses (b) ...........................        1.05%         1.05%           1.05%
 Gross expenses (b)  ........................        2.31%         2.55%           5.06%
 Net investment income (b) ..................        1.52%         1.02%           1.70%
Portfolio turnover rate .....................          25%           64%             74%


                                               SIX MONTHS   FOR THE PERIOD
                                                  ENDED       1/30/97* TO
                                                6/30/98+        12/31/97
OPEN SHARES                                    ------------ ---------------
Net asset value, beginning of period  ......    $   11.92      $  11.31
                                                ---------      --------
Income (loss) from investment operations:
 Net investment income .....................         0.08          0.08
 Net realized and unrealized gain (loss)             2.06          1.78
                                                ---------      --------
 Total from investment operations  .........         2.14          1.86
                                                ---------      --------
Less distributions from and in excess of:
 Net investment income .....................            -        ( 0.11)
 Net realized gain  ........................            -        ( 1.14)
                                                ---------      --------
 Total distributions   .....................            -        ( 1.25)
                                                ---------      --------
Net asset value, end of period  ............    $   14.06      $  11.92
                                                =========      ========
TOTAL RETURN (A) ...........................        18.1%         16.7%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...    $   4,681      $  2,290
Ratios to average net assets:
 Net expenses (b)   ........................        1.35%         1.35%
 Gross expenses (b) ........................        3.08%         4.23%
 Net investment income (b)   ...............        1.36%         0.67%
Portfolio turnover rate   ..................          25%           64%
SEE NOTES TO FINANCIAL HIGHLIGHTS


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
86

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THE LAZARD FUNDS, INC

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL EQUITY PORTFOLIO


                                               SIX MONTHS                                  YEAR ENDED
                                                 ENDED        ---------------------------------------------------------------------
                                               6/30/98+         12/31/97       12/31/96       12/31/95      12/31/94     12/31/93
INSTITUTIONAL SHARES                        --------------    ----------     ----------     ----------     ----------   ---------
Net asset value, beginning of period   ......  $    13.97     $    13.62     $    12.50     $    11.23     $  12.32     $   9.48
                                               ----------     ----------     ----------     ----------     --------     --------
Income (loss) from investment operations:
 Net investment income  .....................        0.18           0.22           0.17           0.19         0.08         0.02
 Net realized and unrealized gain (loss)             2.43           1.40           1.76           1.29       ( 0.05)        2.92
                                               ----------     ----------     ----------     ----------     --------     --------
 Total from investment operations   .........        2.61           1.62           1.93           1.48         0.03         2.94
                                               ----------     ----------     ----------     ----------     --------     --------
Less distributions from and in excess of:
 Net investment income  .....................           -         ( 0.34)        ( 0.19)        ( 0.09)           -       ( 0.02)
 Net realized gain   ........................           -         ( 0.93)        ( 0.62)        ( 0.12)      ( 1.12)      ( 0.08)
                                               ----------     ----------     ----------     ----------     --------     --------
Total distributions  ........................           -         ( 1.27)        ( 0.81)        ( 0.21)      ( 1.12)      ( 0.10)
                                               ----------     ----------     ----------     ----------     --------     --------
Net asset value, end of period   ............  $    16.58     $    13.97     $    13.62     $    12.50     $  11.23     $  12.32
                                               ==========     ==========     ==========     ==========     ========     ========
TOTAL RETURN (A)  ...........................       18.7%          11.8%          15.6%          13.1%         0.2%        31.0%
RATIOS AND SUPPLEMENTAL DATA :
Net assets, end of period (in thousands) ....  $2,821,655     $2,099,724     $1,816,173     $1,299,549     $831,877     $603,642
Ratios to average net assets:
 Net expenses (b) ...........................       0.90%          0.89%          0.91%          0.95%        0.94%        0.99%
 Gross expenses (b)  ........................       0.90%          0.89%          0.91%          0.95%        0.94%        0.99%
 Net investment income (b) ..................       2.36%          1.18%          1.93%          1.82%        0.75%        1.13%
Portfolio turnover rate .....................         21%            37%            39%            63%         106%          87%



                                               SIX MONTHS     FOR THE PERIOD
                                                 ENDED         1/23/97* TO
                                                6/30/98+         12/31/97
OPEN SHARES                                    ------------   ---------------
Net asset value, beginning of period  ......    $   13.95        $  13.29
                                                ---------        --------
Income (loss) from investment operations:
 Net investment income .....................         0.22            0.16
 Net realized and unrealized gain (loss)             2.36            1.71
                                                ---------        --------
 Total from investment operations  .........         2.58            1.87
                                                ---------        --------
Less distributions from and in excess of:
 Net investment income .....................            -          ( 0.28)
 Net realized gain  ........................            -          ( 0.93)
                                                ---------        --------
 Total distributions   .....................            -          ( 1.21)
                                                ---------        --------
Net asset value, end of period  ............    $   16.53        $  13.95
                                                =========        ========
TOTAL RETURN (A) ...........................        18.6%           14.1%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...    $  32,213        $ 10,794
Ratios to average net assets:
 Net expenses (b)   ........................        1.25%           1.25%
 Gross expenses (b) ........................        1.33%           1.61%
 Net investment income (b)   ...............        2.39%           0.37%
Portfolio turnover rate   ..................          21%             37%

SEE NOTES TO FINANCIAL HIGHLIGHTS


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              87

================================================================================
THE LAZARD FUNDS, INC

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL SMALL CAP PORTFOLIO



                                              SIX MONTHS                       YEAR ENDED                    FOR THE PERIOD
                                                ENDED      --------------------------------------------------  12/01/93* TO
                                              6/30/98+     12/31/97     12/31/96     12/31/95     12/31/94      12/31/93
INSTITUTIONAL SHARES                          ------------ ------------ ------------ ------------ ----------- ---------------
Net asset value, beginning of period   ......  $  11.69     $  11.93     $  10.52     $  10.38     $  10.86      $  10.00
                                               --------     --------     --------     --------     --------      --------
Income (loss) from investment operations:
 Net investment income  .....................      0.08         0.07         0.08         0.14         0.07          0.01
 Net realized and unrealized gain (loss)           2.84       ( 0.03)        1.55         0.06        (0.55)         0.86
                                               --------     --------     --------     --------     --------      --------
 Total from investment operations   .........      2.92         0.04         1.63         0.20        (0.48)         0.87
                                               --------     --------     --------     --------     --------      --------
Less distributions from and in excess of:
 Net investment income  .....................         -        (0.07)       (0.08)           -            -         (0.01)
 Net realized gain   ........................         -        (0.21)       (0.14)       (0.06)           -             -
                                               --------     --------     --------     --------     --------      --------
Total distributions  ........................         -        (0.28)       (0.22)       (0.06)           -         (0.01)
                                               --------     --------     --------     --------     --------      --------
Net asset value, end of period   ............  $  14.61     $  11.69     $  11.93     $  10.52     $  10.38      $  10.86
                                               ========     ========     ========     ========     ========      ========
TOTAL RETURN (A)  ...........................     25.0%         0.3%        15.6%         1.9%       (4.5)%          8.7%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....  $201,315     $141,695     $126,973     $115,534     $ 83,432      $ 13,522
Ratios to average net assets:
 Net expenses (b) ...........................     1.02%        1.09%        1.12%        1.13%        1.05%         1.05%
 Gross expenses (b)  ........................     1.02%        1.09%        1.12%        1.13%        1.26%         2.87%
 Net investment income (b) ..................     1.21%        0.73%        1.67%        1.56%        0.95%         1.76%
Portfolio turnover rate .....................       34%          63%         101%         118%         113%            1%


                                                   SIX MONTHS     FOR THE PERIOD
                                                      ENDED        2/13/97* TO
                                                    6/30/98+         12/31/97
OPEN SHARES                                        ------------  --------------
Net asset value, beginning of period   .........    $   11.69       $   12.32
                                                    ---------       ---------
Income (loss) from investment operations:
 Net investment income  ........................         0.06            0.02
 Net realized and unrealized gain (loss) ......          2.83           (0.42)
                                                    ---------       ---------
 Total from investment operations   ............         2.89           (0.40)
                                                    ---------       ---------
Less distributions from and in excess of:
 Net investment income  ........................            -           (0.02)
 Net realized gain   ...........................            -           (0.21)
                                                    ---------       ---------
 Total distributions ...........................            -           (0.23)
                                                    ---------       ---------
Net asset value, end of period   ...............    $   14.58       $   11.69
                                                    =========       =========
TOTAL RETURN (A)  ..............................        24.7%          (3.2)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)  ......    $   3,373       $   1,873
Ratios to average net assets:
 Net expenses (b) ..............................        1.43%           1.43%
 Gross expenses (b)  ...........................        1.88%           3.39%
 Net investment income (b) .....................        0.88%           0.34%
Portfolio turnover rate ........................          34%             63%

SEE NOTES TO FINANCIAL HIGHLIGHTS


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
88

================================================================================
THE LAZARD FUNDS, INC

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD EMERGING MARKETS PORTFOLIO


                                                SIX MONTHS                    YEAR ENDED
                                                  ENDED        -----------------------------------------    7/15/94* TO
                                                6/30/98+        12/31/97       12/31/96       12/31/95       12/31/94
INSTITUTIONAL SHARES                            ----------     ----------     ----------     ---------     ------------
Net asset value, beginning of period   ......    $   9.20       $  11.21       $   9.24       $  9.86        $   10.00
                                                 --------       --------       --------       -------        ---------
Income (loss) from investment operations:
 Net investment income  .....................        0.07           0.10           0.07          0.08             0.01
 Net realized and unrealized gain (loss)            (1.02)         (1.18)          2.11         (0.66)           (0.15)
                                                 --------       --------       --------       -------        ---------
 Total from investment operations   .........       (0.95)         (1.08)          2.18         (0.58)           (0.14)
                                                 --------       --------       --------       -------        ---------
Less distributions from and in excess of:
 Net investment income  .....................           -          (0.09)         (0.08)        (0.04)               -
 Net realized gain   ........................           -          (0.84)         (0.13)            -                -
                                                 --------       --------       --------       -------        ---------
 Total distributions ........................           -          (0.93)         (0.21)        (0.04)               -
                                                 --------       --------       --------       -------        ---------
Net asset value, end of period   ............    $   8.25       $   9.20       $  11.21       $  9.24        $    9.86
                                                 ========       ========       ========       =======        =========
TOTAL RETURN (A)  ...........................     (10.3)%         (9.8)%          23.6%        (5.9)%           (1.4)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....    $279,233       $236,340       $145,328       $35,216        $  17,025
Ratios to average net assets:
 Net expenses (b) ...........................       1.31%          1.32%          1.38%         1.30%            1.30%
 Gross expenses (b)  ........................       1.31%          1.33%          1.48%         2.00%            2.31%
 Net investment income (b) ..................       1.77%          1.26%          1.40%         1.22%            0.31%
Portfolio turnover rate .....................         17%            40%            51%          102%              31%


                                               SIX MONTHS   FOR THE PERIOD
                                                 ENDED        1/8/97* TO
                                                6/30/98+       12/31/97
OPEN SHARES                                    ------------ ---------------
Net asset value, beginning of period  ......    $    9.20     $    11.45
                                                ---------     ----------
Income (loss) from investment operations:
 Net investment income .....................         0.06           0.07
 Net realized and unrealized gain (loss)            (1.02)         (1.42)
                                                ---------     ----------
 Total from investment operations  .........        (0.96)         (1.35)
                                                ---------     ----------
Less distributions from and in excess of:
 Net investment income .....................            -          (0.07)
 Net realized gain  ........................            -          (0.83)
                                                ---------     ----------
 Total distributions   .....................            -          (0.90)
                                                ---------     ----------
Net asset value, end of period  ............    $    8.24     $     9.20
                                                =========     ==========
TOTAL RETURN (A) ...........................      (10.4)%        (12.0)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...    $  12,714     $    7,769
Ratios to average net assets:
 Net expenses (b)   ........................        1.60%          1.60%
 Gross expenses (b) ........................        1.78%          1.93%
 Net investment income (b)   ...............        1.60%          1.01%
Portfolio turnover rate   ..................          17%            40%

SEE NOTES TO FINANCIAL HIGHLIGHTS


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              89

================================================================================
THE LAZARD FUNDS, INC

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD BOND PORTFOLIO


                                              SIX MONTHS                          YEAR ENDED
                                                ENDED     -----------------------------------------------------------
                                               6/30/98+    12/31/97    12/31/96    12/31/95    12/31/94    12/31/93
INSTITUTIONAL SHARES                          ----------- ----------- ----------- ----------- ----------- -----------
Net asset value, beginning of period   ......  $  10.03    $   9.88    $  10.10    $   9.24    $  10.28    $  10.21
                                               --------    --------    --------    --------    --------    --------
Income (loss) from investment operations:
 Net investment income  .....................      0.28        0.59        0.56        0.60        0.58        0.55
 Net realized and unrealized gain (loss)           0.03        0.23        (0.14)       0.86      (1.01)       0.30
                                               --------    --------    --------    --------    --------    --------
 Total from investment operations   .........      0.31        0.82        0.42        1.46       (0.43)       0.85
                                               --------    --------    --------    --------    --------    --------
Less distributions from and in excess of:
 Net investment income  .....................     (0.28)      (0.60)      (0.57)      (0.60)      (0.58)      (0.55)
 Net realized gain   ........................         -       (0.07)      (0.07)          -       (0.03)      (0.23)
                                               --------    --------    --------    --------    --------    --------
 Total distributions ........................     (0.28)      (0.67)      (0.64)      (0.60)      (0.61)      (0.78)
                                               --------    --------    --------    --------    --------    --------
Net asset value, end of period   ............  $  10.06    $  10.03    $   9.88    $  10.10    $   9.24    $  10.28
                                               ========    ========    ========    ========    ========    ========
TOTAL RETURN (A)  ...........................      3.1%        8.6%        4.4%       16.2%      (4.2)%        8.6%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....  $ 95,231    $ 92,428    $ 69,906    $ 46,083    $ 24,494    $ 13,562
Ratios to average net assets:
 Net expenses (b) ...........................     0.80%       0.80%       0.80%       0.80%       0.80%       0.80%
 Gross expenses (b)  ........................     0.80%       0.81%       0.88%       0.97%       1.23%       1.76%
 Net investment income (b) ..................     5.56%       5.81%       5.77%       6.07%       6.11%       5.22%
Portfolio turnover rate .....................      136%        447%        460%        244%        121%        175%


                                               SIX MONTHS     FOR THE PERIOD
                                                 ENDED          3/5/97* TO
                                               6/30/98+          12/31/97
OPEN SHARES                                  ------------    ---------------
Net asset value, beginning of period  ......    $  10.02         $   9.86
                                                --------         --------
Income (loss) from investment operations:
 Net investment income .....................        0.27             0.46
 Net realized and unrealized gain (loss)            0.02             0.24
                                                --------         --------
 Total from investment operations  .........        0.29             0.70
                                                --------         --------
Less distributions from and in excess of:
 Net investment income .....................       (0.26)           (0.47)
 Net realized gain  ........................           -            (0.07)
                                                --------         --------
 Total distributions   .....................       (0.26)           (0.54)
                                                --------         --------
Net asset value, end of period  ............    $  10.05         $  10.02
                                                ========         ========
TOTAL RETURN (A) ...........................        2.9%             7.2%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...    $ 10,711         $  7,283
Ratios to average net assets:
 Net expenses (b)   ........................       1.10%            1.10%
 Gross expenses (b) ........................       1.25%            1.49%
 Net investment income (b)   ...............       5.25%            5.46%
Portfolio turnover rate   ..................        136%             447%
SEE NOTES TO FINANCIAL HIGHLIGHTS


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
90

================================================================================
THE LAZARD FUNDS, INC

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD HIGH YIELD PORTFOLIO


                                             FOR THE PERIOD
                                               1/2/98* TO
                                                6/30/98+
INSTITUTIONAL SHARES                        ---------------
Net asset value, beginning of period  ......    $  10.00
                                                --------
Income (loss) from investment operations:
 Net investment income .....................        0.42
 Net realized and unrealized gain (loss)            0.45
                                                --------
 Total from investment operations  .........        0.87
                                                --------
Less distributions from and in excess of:
 Net investment income .....................       (0.42)
 Net realized gain  ........................           -
                                                --------
 Total distributions   .....................       (0.42)
                                                --------
Net asset value, end of period  ............    $  10.45
                                                ========
TOTAL RETURN (A) ...........................        8.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...    $ 32,173
Ratios to average net assets:
 Net expenses (b)   ........................       1.05%
 Gross expenses (b) ........................       1.86%
 Net investment income (b)   ...............       8.43%
Portfolio turnover rate   ..................        397%


                                             FOR THE PERIOD
                                              2/24/98* TO
                                                6/30/98+
OPEN SHARES                                 ---------------
Net asset value, beginning of period  ......    $  10.37
                                                --------
Income (loss) from investment operations:
 Net investment income .....................        0.27
 Net realized and unrealized gain (loss)            0.09
                                                --------
 Total from investment operations  .........        0.36
                                                --------
Less distributions from and in excess of:
 Net investment income .....................       (0.27)
 Net realized gain  ........................           -
                                                --------
 Total distributions   .....................       (0.27)
                                                --------
Net asset value, end of period  ............    $  10.46
                                                ========
TOTAL RETURN (A) ...........................        3.4%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ..     $   213
Ratios to average net assets:
 Net expenses (b)   ........................       1.35%
 Gross expenses (b) ........................      16.71%
 Net investment income (b)   ...............       8.06%
Portfolio turnover rate   ..................        397%

SEE NOTES TO FINANCIAL HIGHLIGHTS


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              91

================================================================================
THE LAZARD FUNDS, INC

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO


                                               SIX MONTHS                            YEAR ENDED
                                                ENDED      ------------------------------------------------------------
                                               6/30/98+     12/31/97     12/31/96    12/31/95    12/31/94    12/31/93
INSTITUTIONAL SHARES                          ------------ ------------ ----------- ----------- ----------- -----------
Net asset value, beginning of period   ......  $   9.63     $  10.78     $  10.85    $  10.23    $  10.51    $   9.79
                                               --------     --------     --------    --------    --------    --------
Income (loss) from investment operations:
 Net investment income  .....................      0.26         0.40         0.54        0.70        0.59        0.57
 Net realized and unrealized gain (loss)          (0.05)       (1.05)        0.03        1.25       (0.16)       0.91
                                               --------     --------     --------    --------    --------    --------
 Total from investment operations   .........      0.21        (0.65)        0.57        1.95        0.43        1.48
                                               --------     --------     --------    --------    --------    --------
Less distributions from and in excess of:
 Net investment income  .....................     (0.16)       (0.13)       (0.59)      (1.13)      (0.59)      (0.57)
 Net realized gain   ........................         -        (0.12)       (0.05)      (0.20)      (0.12)      (0.19)
 Capital ....................................         -        (0.25)           -           -           -           -
                                               --------     --------     --------    --------    --------    --------
 Total distributions ........................     (0.16)       (0.50)       (0.64)      (1.33)      (0.71)      (0.76)
                                               --------     --------     --------    --------    --------    --------
Net asset value, end of period   ............  $   9.68     $   9.63     $  10.78    $  10.85    $  10.23    $  10.51
                                               ========     ========     ========    ========    ========    ========
TOTAL RETURN (A)  ...........................      1.7%      ( 5.6)%         5.5%       19.4%        4.2%       15.7%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....  $105,864     $110,185     $ 88,430    $ 45,624    $ 35,803    $ 13,546
Ratios to average net assets:
 Net expenses (b) ...........................     1.15%        1.06%        1.05%       1.05%       1.05%       1.05%
 Gross expenses (b)  ........................     1.16%        1.10%        1.21%       1.25%       1.51%       2.08%
 Net investment income (b) ..................     4.42%        5.13%        5.54%       5.99%       5.68%       5.50%
Portfolio turnover rate .....................       78%         166%         242%        190%         66%        116%

                                               SIX MONTHS     FOR THE PERIOD
                                                 ENDED          1/8/97* TO
                                                6/30/98+          12/31/97
OPEN SHARES                                    ------------   ---------------
Net asset value, beginning of period  ......     $  9.63         $  10.64
                                                 -------         --------
Income (loss) from investment operations:
 Net investment income .....................        0.27             0.43
 Net realized and unrealized gain (loss)           (0.07)           (0.98)
                                                 -------         --------
 Total from investment operations  .........        0.20            (0.55)
                                                 -------         --------
Less distributions from and in excess of:
 Net investment income .....................       (0.15)           (0.08)
 Net realized gain  ........................           -            (0.12)
 Capital   .................................           -            (0.26)
                                                 -------         --------
 Total distributions   .....................       (0.15)           (0.46)
                                                 -------         --------
Net asset value, end of period  ............     $  9.68         $   9.63
                                                 =======         ========
TOTAL RETURN (A) ...........................        1.7%           (4.8)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...     $ 3,658         $  2,772
Ratios to average net assets:
 Net expenses (b)   ........................       1.35%            1.35%
 Gross expenses (b) ........................       2.02%            2.71%
 Net investment income (b)   ...............       4.24%            4.68%
Portfolio turnover rate   ..................         78%             166%
SEE NOTES TO FINANCIAL HIGHLIGHTS


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
92

================================================================================
THE LAZARD FUNDS, INC

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO


                                               SIX MONTHS                             YEAR ENDED
                                                ENDED      -------------------------------------------------------------
                                               6/30/98+     12/31/97     12/31/96     12/31/95    12/31/94    12/31/93
INSTITUTIONAL SHARES                          ------------ ------------ ------------ ----------- ----------- -----------
Net asset value, beginning of period   ......  $   9.66     $  10.01     $   9.52     $  9.10     $  10.13    $   9.50
                                               --------     --------     --------     -------     --------    --------
Income (loss) from investment operations:
 Net investment income  .....................      0.34         0.81         0.76        0.75         0.76        0.64
 Net realized and unrealized gain (loss)          (0.01)       (0.28)        0.50        0.43        (0.99)       0.74
                                               --------     --------     --------     -------     --------    --------
 Total from investment operations   .........      0.33         0.53         1.26        1.18        (0.23)       1.38
                                               --------     --------     --------     -------     --------    --------
Less distributions from and in excess of:
 Net investment income  .....................     (0.34)       (0.82)       (0.77)      (0.76)       (0.76)      (0.63)
 Net realized gain   ........................         -        (0.06)           -           -        (0.04)      (0.12)
                                               --------     --------     --------     -------     --------    --------
 Total distributions ........................     (0.34)       (0.88)       (0.77)      (0.76)       (0.80)      (0.75)
                                               --------     --------     --------     -------     --------    --------
Net asset value, end of period   ............  $   9.65     $   9.66     $  10.01     $  9.52     $   9.10    $  10.13
                                               ========     ========     ========     =======     ========    ========
TOTAL RETURN (A)  ...........................      3.5%         5.3%        13.7%       13.6%       (2.3)%       15.6%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ....  $469,683     $399,452     $199,083     $78,474     $ 62,328    $ 34,943
Ratios to average net assets:
 Net expenses (b) ...........................     0.90%        0.94%       1.08%       1.09%        1.05%       1.05%
 Gross expenses (b)  ........................     0.91%        0.95%       1.08%       1.09%        1.15%       1.63%
 Net investment income (b) ..................     6.96%        7.42%       7.88%       8.02%        8.03%       6.36%
Portfolio turnover rate .....................       93%         161%        189%        205%         195%        216%


                                               SIX MONTHS     FOR THE PERIOD
                                                 ENDED         1/23/97* TO
                                                6/30/98+         12/31/97
OPEN SHARES                                    ------------   ---------------
Net asset value, beginning of period  ......     $  9.66         $  10.08
                                                 -------         --------
Income (loss) from investment operations:
 Net investment income .....................        0.32             0.72
 Net realized and unrealized gain (loss) ...       (0.01)           (0.35)
                                                 -------         --------
 Total from investment operations  .........        0.31             0.37
                                                 -------         --------
Less distributions from and in excess of:
 Net investment income .....................       (0.32)           (0.73)
 Net realized gain  ........................           -            (0.06)
                                                 -------         --------
 Total distributions   .....................       (0.32)           (0.79)
                                                 -------         --------
Net asset value, end of period  ............     $  9.65         $   9.66
                                                 =======         ========
TOTAL RETURN (A) ...........................        3.2%             3.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) ...     $22,594         $ 15,300
Ratios to average net assets:
 Net expenses (b)   ........................       1.28%            1.39%
 Gross expenses (b) ........................       1.29%            1.44%
 Net investment income (b)   ...............       6.60%            6.92%
Portfolio turnover rate   ..................         93%             161%
SEE NOTES TO FINANCIAL HIGHLIGHTS


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              93



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================================================================================
THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 *  Commencement of operations

 +  Unaudited

(a) Total Returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.

(b) Annualized for periods of less than one year.

94



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THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Lazard Funds, Inc. (the "Fund") was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company. The Fund is comprised of twelve portfolios (each referred to as a "Portfolio"), as follows:
Lazard Equity Portfolio, Lazard Mid Cap Portfolio, Lazard Small Cap Portfolio, Lazard Bantam Value Portfolio, Lazard Global Equity Portfolio, Lazard International Equity Portfolio, Lazard International Small Cap Portfolio, Lazard Emerging Markets Portfolio, Lazard Bond Portfolio, Lazard High Yield Portfolio, Lazard International Fixed-Income Portfolio and Lazard Strategic Yield Portfolio. Effective November 1, 1996, the Board of Directors of the Fund approved the offering of two different classes of shares for the Portfolios -Institutional Shares and Retail ("Open") Shares. Institutional Shares and Open Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class of shares. The Equity Portfolio is operated as a "diversified" fund as defined in the Act. The remaining Portfolios are "non-diversified."

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies:

(A) VALUATION OF INVESTMENTS-Market values for equity securities listed on the New York Stock Exchange ("NYSE"), other U.S. exchanges or NASDAQ are based on the last quoted sales prices on the principal exchange on which the security is traded as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed for which current over-the-counter market quotations or bids are readily available are valued at the last quoted bid price, or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last quoted sales price; securities not traded on the valuation date are valued at the closing bid price. Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities, or using brokers' quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors. The securities of any of the Portfolios may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME-Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on a specific identification basis and dividend income is recorded on the ex-dividend date. Interest income is accrued daily. The Portfolios amortize premiums and accrete discounts on fixed-income securities using the effective yield method.

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THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

(C) FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS-The accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rate of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions.

The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gains (losses) from foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income recorded on the Portfolios accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Certain Portfolios may enter into forward foreign currency contracts for risk management. Risk management includes hedging strategies which serve to reduce a Portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which is purchased or sold. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The U.S. dollar value of forward foreign currency contracts is determined using forward exchange rates provided by a quotation service. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gains and losses are disclosed in the realized or unrealized gain (loss) on foreign currency in the accompanying Statements of Operations.

(D) FEDERAL INCOME TAXES-The Fund's policy is to continue to have each Portfolio qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no federal income tax provision is required.

Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 1997, the following Portfolios have elected to defer net capital and currency losses arising between November 1, 1997 and December 31, 1997 as follows:

PORTFOLIO                       AMOUNT
---------                      -----------
Mid Cap                         $    1,143
Global Equity                        1,815
International Equity               358,865
International Small Cap             79,638
Emerging Markets                 5,655,681
International Fixed-Income       2,024,637

(E) DIVIDENDS AND DISTRIBUTIONS-The Fund intends to declare dividends from net investment income daily on shares of Bond Portfolio, High Yield Portfolio, International

================================================================================
THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

Fixed-Income Portfolio and Strategic Yield Portfolio and to pay such dividends monthly. Dividends from net investment income on shares of Equity Portfolio will be declared and paid quarterly. Dividends from net investment income on shares of Mid Cap Portfolio, Small Cap Portfolio, Bantam Value Portfolio, Global Equity Portfolio, International Equity Portfolio, International Small Cap Portfolio, and Emerging Markets Portfolio will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolio if not distributed. The Portfolios intend to declare and distribute these amounts annually to shareholders; however, to avoid taxation, a second distribution may be required.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions. Book and tax differences relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income-net, realized gains-net and paid in capital.

(F) ORGANIZATIONAL EXPENSES-Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations of each Portfolio, with the exception of the initial registration costs for Mid Cap Portfolio and High Yield Portfolio, which are being amortized over a one year period. In the event that any of the initial shares of any of the Portfolios during such period are redeemed, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(G) ALLOCATION OF EXPENSES-Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets. The Portfolios will accrue distribution fees and shareholders' services fees to the respective class. Each Portfolio's income, expenses (other than the fees mentioned above) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(H) EXPENSE REDUCTIONS-Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expenses, and reflect the amount of such credits as an expense reduction.

(I) STRUCTURED INVESTMENTS-Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(J) DELAYED DELIVERY COMMITMENTS-Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained at the custodian in a segregated account in an amount at least equal to these commitments.

================================================================================
THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

(K) ESTIMATES-The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into investment management agreements (the "Management Agreements") with Lazard Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreements, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily net assets of the relevant
Portfolio: Equity Portfolio, 0.75%; Mid Cap Portfolio, 0.75%; Small Cap Portfolio, 0.75%; Bantam Value Portfolio, 0.75%; Global Equity Portfolio, 0.75%; International Equity Portfolio, 0.75%; International Small Cap Portfolio, 0.75%; Emerging Markets Portfolio, 1.00%; Bond Portfolio, 0.50%; High Yield Portfolio, 0.75%; International Fixed-Income Portfolio, 0.75%; and Strategic Yield Portfolio, 0.75%. The investment management fees are accrued daily and payable monthly.

The Manager has voluntarily agreed to reduce its fees and, if necessary, reimburse the following Portfolios if annualized operating expenses exceed the following percentages of average daily net assets for the respective shares:


                                    INSTITUTIONAL       OPEN
                                       SHARES          SHARES
                                       ANNUAL          ANNUAL
                                      OPERATING       OPERATING
PORTFOLIO                             EXPENSES         EXPENSES
---------                             ---------        --------
Equity   ........................          - %           1.22%
Mid Cap  ........................        1.05            1.35
Small Cap   .....................           -               -
Bantam Value   ..................        1.05            1.35
Global Equity  ..................        1.05            1.35
International Equity ............           -            1.25
International Small Cap .........           -            1.43
Emerging Markets  ...............           -            1.60
Bond  ...........................        0.80            1.10
High Yield  .....................        1.05            1.35
International Fixed-Income ......           -            1.35
Strategic Yield   ...............           -            1.39

For the period ended June 30, 1998, the Manager did not impose all or part of its management fee, resulting in waivers of: $61,106 for the Mid Cap Portfolio - Institutional, $14,651 for the Mid Cap Portfolio - Open, $4,883 for Bantam Value Portfolio - Institutional, $10,040 for Bantam Value Portfolio - Open, $42,005 for Global Equity Portfolio- Institutional, $11,257 for Global Equity Portfolio
- Open, $9,213 for International Equity Portfolio - Open, $7,004 for International Small Cap Portfolio - Open, $10,487 for Emerging Markets Portfolio
- Open, $7,312 for Bond Portfolio - Open, $70,490 for High Yield Portfolio - Institutional, $373 for High Yield Portfolio - Open, $11,869 for International Fixed-Income Portfolio - Open. For the same period, the Manager has agreed to reimburse expenses amounting to $28,330 for Global Equity Portfolio - Institutional, $14,740 for Global Equity Portfolio - Open, and $4,761 for High Yield Portfolio - Open.

Effective June 1, 1995, the Fund engaged State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio bears the cost of such expenses at the annual rate of $37,500, plus $7,500 per additional class, and 0.02% of average assets up to $1 billion plus 0.01% of average assets over $1 billion. State Street has agreed to waive the $37,500 fee for the

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THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

High Yield Portfolio for one year or until the Portfolio reaches net assets of $50 million, if sooner than one year.

The Fund has a distribution agreement with Lazard Freres & Co. LLC (the "Distributor"). The Distributor acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with distribution of shares.

The Distributor provides the Open Shares of each Portfolio with distribution services pursuant to a separate Distribution Plan (the "Plan"), in accordance with Rule 12b-1 under the Act. Under the Plan, the Distributor is entitled to distribution fees from the Open Shares. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Open Shares will pay a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Portfolio's Open Shares for such services under the 12b-1 plan adopted by the Fund. The distribution fee may be retained by the Distributor if an Open Shares shareholder invests directly through the Distributor. Usually the fees are paid to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute the Fund to the public.

Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each director who is not an officer of the Manager or an interested Director its allocable share of a fixed fee of $20,000 per year, plus $1,000 per meeting attended for the Fund and Lazard Retirement Series, Inc., a related party, and reimburses them for travel and out of pocket expenses.

4. SECURITIES TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales of portfolio securities (excluding short-term securities), for the period ended June 30, 1998 were as follows:


         PORTFOLIO               PURCHASES           SALES
         ---------               ---------           -----
Equity .....................    $ 168,564,674     $117,226,775
Mid Cap   ..................       36,076,732       29,272,234
Small Cap ..................      577,545,578      336,088,367
Bantam Value ...............       41,702,846       38,697,743
Global Equity   ............        5,182,652        3,392,996
International Equity              744,815,123      499,073,818
International Small Cap.....       77,106,261       58,385,939
Emerging Markets   .........      107,327,896       43,583,154
Bond(1)   ..................      145,871,666      138,897,432
High Yield   ...............      107,871,818       78,976,978
International Fixed-
 Income(2)   ...............       82,134,643       88,353,649
Strategic Yield(3)    ......      452,328,305      361,662,013

(1) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $119,163,173 AND $116,513,116, RESPECTIVELY.
(2) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $3,126,943 AND $2,515,789, RESPECTIVELY.
(3) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $107,415,954 AND $88,908,896, RESPECTIVELY.

For the period ended June 30, 1998, Global Equity Portfolio paid brokerage commissions of $561 to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolio.

5. LINE OF CREDIT

The Fund has entered into a $50 million Line of Credit Agreement (the "Agreement") with State Street Bank and Trust Company, effective April 24, 1996, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the bank's Cost of Funds plus 0.75%, on an annualized basis. Under this Agreement, the Fund has agreed to pay a 0.125% per annum fee on the unused portion of the commitment, payable quarterly in arrears. During the period ended June 30, 1998, the Fund had no borrowings under this Agreement.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10112

TELEPHONE
(800) 823-6300

INVESTMENT MANAGER
Lazard Asset Management
30 Rockefeller Plaza
New York, New York 10112
Telephone: (212) 632-6400

DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171
Telephone: 1-800-986-3455

INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

    LAZARDFUNDS
          30 Rockefeller Plaza
          58th Floor
          New York, NY 10112
          Telephone 800.823.6300
          http://www.lazardfunds.com











This report is for the information of the stockholders of The Lazard Funds, Inc. Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent or prior delivery of the Fund's current prospectus.